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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20G Class 1
07/01/2032	2.380%	234,424	230,397
Series 2012-20I Class 1
09/01/2032	2.200%	270,623	264,256
Series 2012-20J Class 1
10/01/2032	2.180%	984,218	958,855
Series 2012-20L Class 1
12/01/2032	1.930%	267,143	258,190
Series 2013-20E Class 1
05/01/2033	2.070%	153,839	149,197
Series 2014-20D Class 1
04/01/2034	3.110%	553,262	555,614
Series 2014-20F Class 1
06/01/2034	2.990%	597,231	589,475
Series 2015-20C Class 1
03/01/2035	2.720%	88,695	87,778
Series 2015-20E Class 1
05/01/2035	2.770%	366,995	359,628
Series 2016-20K Class 1
11/01/2036	2.570%	3,483,674	3,396,583
Series 2016-20L Class 1
12/01/2036	2.810%	2,244,083	2,212,371
Series 2017-20A Class 1
01/01/2037	2.800%	3,810,988	3,770,677
Series 2017-20B Class 1
02/01/2037	2.820%	1,292,315	1,281,087
Series 2017-20D Class 1
04/01/2037	2.840%	2,788,313	2,768,539
Series 2017-20E Class 1
05/01/2037	2.880%	180,742	179,997
Series 2017-20F Class 1
06/01/2037	2.810%	1,391,909	1,377,872
Series 2017-20G Class 1
07/01/2037	2.980%	1,171,298	1,158,776
Series 2017-20H Class 1
08/01/2037	2.750%	1,030,000	1,015,794
Series 2017-20I Class 1
09/01/2037	2.590%	1,795,000	1,756,448
Series 2017-20K Class 1
11/01/2037	2.790%	1,855,000	1,817,229
Total Asset-Backed Securities — Agency (Cost $24,494,999)			24,188,763

Asset-Backed Securities — Non-Agency 26.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	875,000	874,375
ALM XIV Ltd.(a),(b),(c)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% 01/15/2030	0.000%	4,500,000	4,500,000
American Express Credit Account Master Trust
Series 2017-7 Class A
05/15/2025	2.350%	2,240,000	2,199,200
AmeriCredit Automobile Receivables Trust(c)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.700% 10/08/2019	2.255%	31,304	31,306
ARI Fleet Lease Trust(a)
Series 2017-A Class A2
04/15/2026	1.910%	300,000	298,823
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	215,000	214,588
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-2A Class A
12/20/2021	2.630%	1,195,000	1,185,585
BMW Floorplan Master Owner Trust(a),(c)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.060%	981,000	985,188
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	300,675	300,254
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	990,000	982,606
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/2023	2.080%	3,405,000	3,376,505
Series 2015-A8 Class A8
08/15/2023	2.050%	1,075,000	1,062,222
Series 2017-A3 Class A3
01/15/2025	2.430%	2,320,000	2,295,768
Carlyle Group LP(a),(b),(c)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	2.750%	2,000,000	2,000,000
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	815,622	814,040
Series 2016-4 Class A2
11/15/2019	1.210%	418,855	418,106

Columbia Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2 Class A2
06/15/2020	1.630%	1,372,897	1,369,927
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/2021	1.580%	860,000	851,072
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	300,860	300,760
Series 2016-2A Class A1
06/15/2028	1.880%	353,492	352,579
Chesapeake Funding II LLC(a),(c)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.560%	565,588	568,479
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	1.900%	870,000	870,903
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	1.900%	910,000	910,576
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	94,495	94,426
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/2023	2.880%	3,455,000	3,485,032
Series 2014-A6 Class A6
07/15/2021	2.150%	475,000	474,333
Series 2017-A3 Class A3
04/07/2022	1.920%	2,850,000	2,818,977
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	3,393,135	3,392,228
CNH Equipment Trust
Series 2015-B Class A3
07/15/2020	1.370%	100,975	100,767
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	4,049,021	4,047,053
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	1,481,180	1,479,972
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/2018	1.430%	49,990	49,973
Dell Equipment Finance Trust(a),(c)
Series 2017-2 Class A2B
1-month USD LIBOR + 0.300% 02/24/2020	1.861%	410,000	410,178
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	1,125,000	1,111,630
Dryden 57 CLO Ltd.(a),(b),(c),(d),(e)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.000%	1,250,000	1,250,000
Enterprise Fleet Financing LLC(a)
Series 2015-1 Class A2
09/20/2020	1.300%	7,338	7,336
Series 2015-2 Class A2
02/22/2021	1.590%	164,247	164,151
Series 2016-2 Class A2
02/22/2022	1.740%	408,479	407,192
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	490,000	488,705
Ford Credit Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.880%	500,000	498,390
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	3,365,000	3,343,909
Series 2015-2 Class A
01/15/2027	2.440%	970,000	967,792
Series 2016-1 Class A
08/15/2027	2.310%	4,830,000	4,779,851
Series 2017-1 Class A
08/15/2028	2.620%	2,000,000	1,983,738
Series 2017-2 Class A
03/15/2029	2.360%	1,225,000	1,196,797
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	1,570,000	1,556,100
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	1,525,000	1,499,988
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	310,240	310,060
Series 2016-3 Class A2A
02/20/2019	1.350%	249,864	249,642
Series 2017-3 Class A2A
01/21/2020	1.720%	575,000	572,153
Series 2017-3 Class A3
11/20/2020	2.010%	251,000	249,103

2	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust(a)
Series 2017-3A Class A3
05/16/2022	1.970%	1,690,000	1,674,648
GMF Floorplan Owner Revolving Trust(a),(c)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.410%	730,000	735,507
Goldentree Loan Opportunities XI Ltd.(a),(c)
Series 2015-11A Class AR2
3-month USD LIBOR + 1.070% 01/18/2031	2.804%	2,200,000	2,200,409
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	148,093	147,814
Hertz Fleet Lease Funding LP(a),(c)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.532%	1,601,121	1,605,961
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.204%	505,000	506,055
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,000,000	985,834
Series 2016-2A Class A
03/25/2022	2.950%	700,000	698,097
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/2019	1.040%	32,247	32,213
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/2020	1.480%	1,122,267	1,119,642
Hyundai Floorplan Master Owner Trust(a),(c)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.460%	330,000	331,470
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/2019	1.250%	173,373	173,139
Madison Park Funding XXVII Ltd.(a),(b),(c),(d),(e)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.000%	3,700,000	3,700,000
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	3,700,000	3,695,540
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	140,963	140,852
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A2A
08/15/2019	1.530%	1,258,711	1,256,502
Navitas Equipment Receivables LLC(a)
Series 2015-1 Class A2
11/15/2018	2.120%	65,941	65,915
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	120,602	119,786
NextGear Floorplan Master Owner Trust(a),(c)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	2.240%	440,000	440,759
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	730,000	726,304
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	261,751	261,529
Series 2017-B Class A3
09/15/2020	2.050%	870,000	865,311
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/2020	1.340%	583,486	580,340
Nissan Master Owner Trust Receivables(c)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.870%	1,445,000	1,446,680
NRZ Excess Spread-Collateralized Notes(a),(b),(d)
Series 2018-PLS1 Class A
01/25/2023	3.193%	2,100,000	2,101,804
Octagon Investment Partners 35 Ltd.(a),(b),(c),(e)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.100%	1,820,000	1,820,000
Octagon Investment Partners XV Ltd.(a),(c)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	2.949%	2,500,000	2,517,785
Octagon Investment Partners XXII Ltd.(a),(c)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.195%	4,000,000	4,000,000
OZLM XXI(a),(b),(c)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.500%	2,500,000	2,500,000
Sofi Consumer Loan Program Trust(a),(e)
Series 2018-1 Class A1
02/25/2027	2.600%	2,200,000	2,199,857

Columbia Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	788,255	786,944
Stewart Park CLO Ltd.(a),(b),(c)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	2.972%	3,000,000	3,003,750
Synchrony Credit Card Master Note Trust
Series 2016-1 Class A
03/15/2022	2.040%	1,295,000	1,293,070
Series 2017-2 Class A
10/15/2025	2.620%	800,000	789,779
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	565,000	559,990
Volvo Financial Equipment LLC(a)
Series 2015-1A Class A3
06/17/2019	1.510%	274,523	274,285
Volvo Financial Equipment Master Owner Trust(a),(c)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	1.977%	450,000	451,424
Voya Ltd.(a),(c)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.172%	1,500,000	1,508,854
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/2024	1.270%	65,841	65,785
Series 2016-1A Class A2
05/20/2025	1.590%	184,566	183,932
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	790,000	787,053
Series 2015-B Class A
06/17/2024	2.550%	1,815,000	1,807,877
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	1,440,000	1,424,597
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	147,774	147,754
World Omni Automobile Lease Securitization Trust(c)
Series 2016-A2B Class A2B
1-month USD LIBOR + 0.410% 02/15/2019	1.970%	178,468	178,595
Total Asset-Backed Securities — Non-Agency (Cost $116,238,959)			115,665,780

Commercial Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
Series K724 Class A1
03/25/2023	2.776%	5,387,640	5,400,360
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series 2017-K070 Class A2
11/25/2027	3.303%	2,150,000	2,183,120
Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	4,722,913
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,498,410)			12,306,393

Commercial Mortgage-Backed Securities - Non-Agency 4.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,578,701	2,644,899
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,937,510	2,995,434
Series 2015-SFR2 Class A
10/17/2045	3.732%	259,726	265,388
CHT 2017-COSMO Mortgage Trust(a),(c)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.060%	1,600,000	1,600,277
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	690,612	686,827
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	1,500,000	1,537,592
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/2044	4.537%	2,560,000	2,674,228
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,371,746
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,268,021	1,294,016
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,759,341
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	718,766	704,455

4	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	1,370,000	1,378,480
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $20,153,638)			19,912,683

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(g)	3	29
Total Consumer Staples		29
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	1,056
Total Financials		1,056
Total Common Stocks (Cost $—)		1,085

Corporate Bonds & Notes 20.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Lockheed Martin Corp.
03/01/2045	3.800%	525,000	520,882
09/15/2052	4.090%	310,000	317,335
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,060,505
01/15/2028	3.250%	685,000	672,079
10/15/2047	4.030%	140,000	142,029
Total			2,712,830
Banking 3.5%
Bank of America Corp.(h)
01/20/2028	3.824%	2,690,000	2,738,761
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,141,880
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	1,395,000	1,413,113
HSBC Holdings PLC
01/14/2022	4.875%	515,000	548,006
JPMorgan Chase & Co.(h)
02/01/2028	3.782%	6,265,000	6,374,287
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(c)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.331%	436,000	399,405
SunTrust Capital III(c)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	2.239%	355,000	329,991
Wells Fargo & Co.
10/23/2026	3.000%	2,320,000	2,243,955
Total			15,189,398
Cable and Satellite 0.1%
Charter Communications Operating LLC/Capital Corp.
10/23/2035	6.384%	535,000	621,261
Chemicals 0.3%
LYB International Finance BV
07/15/2043	5.250%	270,000	313,906
LYB International Finance II BV
03/02/2027	3.500%	737,000	727,665
LyondellBasell Industries NV
04/15/2024	5.750%	343,000	386,371
Total			1,427,942
Consumer Cyclical Services 0.2%
Amazon.com, Inc.(a)
02/22/2023	2.400%	1,135,000	1,105,693
Electric 3.0%
Baltimore Gas & Electric Co.
06/15/2033	5.200%	285,000	324,290
CMS Energy Corp.
03/01/2024	3.875%	485,000	498,931
02/15/2027	2.950%	15,000	14,271
08/15/2027	3.450%	405,000	402,296
Commonwealth Edison Co.
03/15/2036	5.900%	325,000	414,893
Consolidated Edison Co. of New York, Inc.
08/15/2037	6.300%	315,000	420,836
DTE Energy Co.
10/01/2026	2.850%	1,585,000	1,498,407
Duke Energy Corp.
08/15/2027	3.150%	585,000	564,603
Duke Energy Florida Project Finance LLC
09/01/2029	2.538%	1,525,000	1,441,479
Duke Energy Progress LLC
09/15/2047	3.600%	260,000	255,131

Columbia Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress, Inc.
08/15/2045	4.200%	68,000	73,132
E.ON International Finance BV(a)
04/30/2038	6.650%	325,000	424,351
Emera U.S. Finance LP
06/15/2046	4.750%	1,360,000	1,426,873
Enel Finance International NV(a)
05/25/2047	4.750%	515,000	544,822
Indiana Michigan Power Co.
07/01/2047	3.750%	206,000	202,805
Nevada Power Co.
09/15/2040	5.375%	314,000	381,001
Pacific Gas & Electric Co.(a)
12/01/2027	3.300%	1,194,000	1,145,728
12/01/2047	3.950%	955,000	920,751
Southern Co. (The)
07/01/2026	3.250%	612,000	591,470
07/01/2036	4.250%	350,000	363,323
WEC Energy Group, Inc.
06/15/2025	3.550%	150,000	151,718
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	663,780
Total			12,724,891
Finance Companies 0.8%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,025,000	1,996,893
11/15/2035	4.418%	1,330,000	1,371,291
Total			3,368,184
Food and Beverage 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	645,000	729,504
Kraft Heinz Foods Co.
06/01/2046	4.375%	860,000	840,382
Molson Coors Brewing Co.
07/15/2046	4.200%	877,000	873,845
Tyson Foods, Inc.(c)
3-month USD LIBOR + 0.450% 08/21/2020	1.891%	460,000	461,046
Total			2,904,777
Health Care 0.7%
Becton Dickinson and Co.(c)
3-month USD LIBOR + 1.030% 06/06/2022	2.539%	963,000	972,003
Becton Dickinson and Co.
05/15/2044	4.875%	575,000	596,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
06/15/2047	4.368%	520,000	515,771
Express Scripts Holding Co.
07/15/2046	4.800%	705,000	750,688
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	240,618
Total			3,075,812
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	134,370
Hess Corp.
02/15/2041	5.600%	180,000	197,708
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,021,055
Total			1,353,133
Integrated Energy 0.3%
Cenovus Energy, Inc.
11/15/2039	6.750%	965,000	1,161,147
Life Insurance 0.9%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	875,000	866,752
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	300,000	306,756
MetLife, Inc.(a),(h)
Junior Subordinated
04/08/2068	9.250%	41,000	60,207
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	650,000	639,627
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	110,000	123,295
05/15/2047	4.270%	745,000	766,147
Voya Financial, Inc.
06/15/2026	3.650%	650,000	646,967
06/15/2046	4.800%	329,000	361,335
Total			3,771,086
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2047	5.200%	132,000	135,210
Midstream 1.0%
El Paso LLC
01/15/2032	7.750%	290,000	372,612

6	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	190,000	241,229
01/15/2038	6.950%	195,000	243,062
11/15/2040	7.500%	350,000	446,606
Kinder Morgan, Inc.
02/15/2046	5.050%	920,000	966,858
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	660,000	658,733
05/15/2036	6.700%	226,000	262,829
06/01/2042	5.150%	405,000	411,998
02/15/2045	4.900%	371,000	368,097
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	261,594
Total			4,233,618
Natural Gas 0.8%
Boston Gas Co.(a)
08/01/2027	3.150%	800,000	780,866
NiSource, Inc.
02/15/2023	3.850%	685,000	703,447
02/15/2044	4.800%	50,000	56,009
05/15/2047	4.375%	991,000	1,056,305
Sempra Energy
11/15/2025	3.750%	565,000	571,568
06/15/2027	3.250%	92,000	89,558
Total			3,257,753
Oil Field Services 0.1%
Noble Holding International Ltd.(h)
03/16/2018	5.750%	543,000	543,486
Other Industry 0.4%
Massachusetts Institute of Technology
07/01/2116	3.885%	300,000	285,503
President and Fellows of Harvard College
10/01/2037	3.619%	315,000	323,495
07/15/2046	3.150%	314,000	295,421
07/15/2056	3.300%	685,000	646,860
Total			1,551,279
Pharmaceuticals 1.4%
Allergan Funding SCS
03/15/2025	3.800%	1,176,000	1,181,836
Amgen, Inc.
05/22/2019	2.200%	2,911,000	2,903,175
05/01/2045	4.400%	325,000	343,592
06/15/2048	4.563%	277,000	297,958
Gilead Sciences, Inc.
09/20/2019	1.850%	445,000	441,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
12/05/2033	4.375%	427,000	477,018
03/03/2037	3.625%	525,000	537,581
Total			6,182,773
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	1,748,000	1,689,926
Railroads 0.3%
CSX Corp.
06/01/2027	3.250%	330,000	324,379
05/30/2042	4.750%	168,000	187,932
11/01/2066	4.250%	638,000	633,212
Total			1,145,523
Supermarkets 0.3%
Kroger Co. (The)
04/15/2042	5.000%	172,000	181,958
01/15/2048	4.650%	998,000	1,027,074
Total			1,209,032
Technology 1.9%
Apple, Inc.
09/12/2027	2.900%	632,000	610,019
09/12/2047	3.750%	385,000	383,538
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2027	3.875%	3,770,000	3,667,279
Cisco Systems, Inc.(c)
3-month USD LIBOR + 0.340% 09/20/2019	1.966%	1,430,000	1,436,528
Oracle Corp.
11/15/2027	3.250%	1,355,000	1,340,931
11/15/2047	4.000%	545,000	561,646
Total			7,999,941
Tobacco 0.3%
BAT Capital Corp.(a)
08/14/2020	2.297%	1,150,000	1,136,218
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	700,000	682,745
03/15/2042	5.625%	443,000	516,039
11/01/2046	4.200%	287,000	277,503
FedEx Corp.
04/01/2046	4.550%	600,000	648,005
Total			2,124,292

Columbia Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.4%
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,578,750	1,585,510
Wirelines 0.8%
AT&T, Inc.
03/01/2037	5.250%	940,000	994,068
08/14/2037	4.900%	900,000	912,042
08/14/2058	5.300%	330,000	333,280
Deutsche Telekom International Finance BV
06/01/2032	9.250%	190,000	297,044
Verizon Communications, Inc.
08/10/2033	4.500%	1,000,000	1,028,088
Total			3,564,522
Total Corporate Bonds & Notes (Cost $84,970,253)			85,775,237

Foreign Government Obligations(i) 0.9%

Mexico 0.6%
Mexico Government International Bond
03/15/2022	3.625%	781,000	803,273
03/08/2044	4.750%	250,000	250,447
Petroleos Mexicanos
09/21/2023	4.625%	639,000	655,962
06/15/2035	6.625%	435,000	462,631
09/21/2047	6.750%	115,000	120,229
Petroleos Mexicanos(a)
03/13/2027	6.500%	402,000	439,496
Total			2,732,038
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	220,000	290,183
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	385,000	516,546
Philippines 0.1%
Philippine Government International Bond
10/23/2034	6.375%	275,000	365,015
Uruguay 0.0%
Uruguay Government International Bond
11/20/2045	4.125%	165,000	163,580
Total Foreign Government Obligations (Cost $3,930,473)			4,067,362

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	100,000	113,811
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	825,000	897,658
State General Obligation 0.9%
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,190,000	1,849,677
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2034	5.000%	1,695,000	2,008,744
Total			3,858,421
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2042	5.000%	635,000	681,755
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,119,111
Total			1,800,866
Total Municipal Bonds (Cost $5,492,285)			6,670,756

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
State Street Corp.(h)
12/31/2049	5.350%	1,220	32,086
Total Preferred Debt (Cost $30,500)			32,086

8	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency 24.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	602,244	647,020
09/01/2025- 10/01/2029	7.500%	23,651	26,101
11/01/2025- 12/01/2035	7.000%	225,882	254,519
06/01/2026	8.000%	316	349
06/01/2043- 06/01/2046	4.000%	12,124,784	12,570,016
01/01/2046- 08/01/2046	3.500%	4,112,649	4,167,753
Federal National Mortgage Association
10/01/2020- 12/01/2020	10.000%	4,607	4,636
08/01/2029- 09/01/2045	3.000%	10,551,306	10,520,362
10/01/2029	7.500%	11,979	13,856
12/01/2029- 05/01/2030	8.000%	89,569	100,009
01/01/2031	2.500%	1,338,817	1,323,283
07/01/2038	6.000%	1,702,857	1,911,310
01/01/2040	5.500%	2,363,184	2,583,921
09/01/2040	5.000%	1,736,357	1,874,767
05/01/2043- 11/01/2046	3.500%	20,214,811	20,457,951
11/01/2045	4.000%	2,631,019	2,736,086
07/01/2047	4.500%	3,076,763	3,247,027
Federal National Mortgage Association(e)
02/15/2033	2.500%	4,100,000	4,037,860
02/15/2033- 02/13/2048	3.000%	4,478,000	4,448,690
02/15/2033	3.500%	4,000,000	4,093,622
02/13/2048	4.000%	11,500,000	11,878,692
Federal National Mortgage Association(j)
08/01/2040	4.500%	4,242,005	4,506,299
Government National Mortgage Association
08/15/2020	9.500%	589	591
11/15/2022- 02/15/2030	7.000%	88,343	95,541
05/15/2023- 12/15/2031	6.500%	92,683	102,559
06/15/2025- 01/15/2030	8.000%	117,761	129,998
04/15/2026- 03/15/2030	7.500%	98,595	100,472
03/20/2028	6.000%	39,221	45,023
06/15/2030	9.000%	16,536	17,526
Government National Mortgage Association(c)
07/20/2021- 07/20/2022	2.750%	18,234	18,578
04/20/2022- 06/20/2028	2.625%	68,733	69,846
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
02/21/2048	3.500%	11,740,000	11,952,788
Total Residential Mortgage-Backed Securities - Agency (Cost $105,566,796)			103,937,051

Residential Mortgage-Backed Securities - Non-Agency 12.3%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,973,458	1,961,942
American Mortgage Trust(b),(d),(f)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	3,075	1,864
Angel Oak Mortgage Trust LLC(a),(f)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	4,492,391	4,492,039
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	5,000,000	5,000,000
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,184,101	2,243,731
BCAP LLC Trust(a),(f)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.523%	433,871	435,493
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2015-A Class A4
06/25/2058	4.250%	466,487	475,018
COLT Mortgage Loan Trust(a),(f)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	1,393,523	1,361,726
CMO Series 2017-2 Class A3A
10/25/2047	2.773%	1,457,964	1,457,964
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.930%	3,200,000	3,193,326
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2010-8R Class 1A3
03/26/2036	3.651%	1,765,044	1,766,645
CMO Series 2010-8R Class 1A4
03/26/2036	3.651%	3,000,000	3,016,775
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 2018-1A Class A3
01/25/2058	3.202%	4,000,000	4,000,000
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	4,188,038	4,138,752
MFA Trust(a),(f)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	856,454	850,633

Columbia Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	837,178	828,377
New Residential Mortgage Loan Trust(a)
CMO Series 2014-1A Class A
01/25/2054	3.750%	1,113,106	1,127,415
CMO Series 2016-3A Class A1
09/25/2056	3.750%	670,917	680,677
Series 2014-2A Class A3
05/25/2054	3.750%	534,922	538,701
RBSSP Resecuritization Trust(a),(f)
CMO Series 2010-1 Class 3A1
08/26/2035	3.551%	28,998	28,988
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,287,790	1,286,204
Vendee Mortgage Trust(f),(k)
CMO Series 1998-1 Class 2IO
03/15/2028	0.270%	1,636,062	10,890
CMO Series 1998-3 Class IO
03/15/2029	0.109%	2,135,195	2,320
Verus Securitization Trust(a),(f)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	579,710	576,990
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	3,226,230	3,226,736
CMO Series 2018-1 Class A1
02/25/2048	2.929%	4,300,000	4,300,000
CMO Series 2018-1 Class A2
02/25/2048	3.031%	4,000,000	4,000,000
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR8 Class A
08/25/2033	3.233%	1,788,203	1,810,514
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $52,977,710)			52,813,720

U.S. Government & Agency Obligations 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(l)
STRIPS
01/15/2030	0.000%	3,342,000	2,297,368
04/15/2030	0.000%	19,725,000	13,428,109
Total U.S. Government & Agency Obligations (Cost $16,472,702)			15,725,477

U.S. Treasury Obligations 4.4%

U.S. Treasury(l)
STRIPS
11/15/2018	0.000%	7,057,000	6,947,837
11/15/2019	0.000%	4,135,000	3,984,783
02/15/2040	0.000%	9,861,000	5,247,901
11/15/2041	0.000%	5,013,000	2,514,137
Total U.S. Treasury Obligations (Cost $17,068,290)			18,694,658

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(m),(n)	8,365,363	8,365,363
Total Money Market Funds (Cost $8,364,527)		8,365,363
Total Investments (Cost: $468,259,542)		468,156,414
Other Assets & Liabilities, Net		(38,706,976)
Net Assets		429,449,438

At January 31, 2018, securities and/or cash totaling $254,011 were pledged as collateral.
10	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	20	03/2018	USD	4,276,503	—	(25,350)
U.S. Treasury 5-Year Note	534	03/2018	USD	61,508,475	—	(899,678)
U.S. Ultra Bond	67	03/2018	USD	10,971,062	—	(212,061)
Total					—	(1,137,089)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(65)	03/2018	USD	(9,821,601)	306,777	—
U.S. Treasury 10-Year Note	(128)	03/2018	USD	(15,673,315)	256,054	—
U.S. Treasury Ultra 10-Year Note	(54)	03/2018	USD	(7,126,718)	181,720	—
Total					744,551	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $157,892,151, which represents 36.77% of net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $7,053,668, which represents 1.64% of net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(g)	Non-income producing investment.
(h)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(i)	Principal and interest may not be guaranteed by the government.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	2,633,674	171,746,750	(166,015,061)	8,365,363	1,431	573	59,796	8,365,363
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Columbia Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	24,188,763	—	—	24,188,763
Asset-Backed Securities — Non-Agency	—	94,790,226	20,875,554	—	115,665,780
Commercial Mortgage-Backed Securities - Agency	—	12,306,393	—	—	12,306,393
12	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Commercial Mortgage-Backed Securities - Non-Agency	—	19,912,683	—	—	19,912,683
Common Stocks
Consumer Staples	29	—	—	—	29
Financials	1,056	—	—	—	1,056
Total Common Stocks	1,085	—	—	—	1,085
Corporate Bonds & Notes	—	85,775,237	—	—	85,775,237
Foreign Government Obligations	—	4,067,362	—	—	4,067,362
Municipal Bonds	—	6,670,756	—	—	6,670,756
Preferred Debt	32,086	—	—	—	32,086
Residential Mortgage-Backed Securities - Agency	—	103,937,051	—	—	103,937,051
Residential Mortgage-Backed Securities - Non-Agency	—	44,811,856	8,001,864	—	52,813,720
U.S. Government & Agency Obligations	—	15,725,477	—	—	15,725,477
U.S. Treasury Obligations	—	18,694,658	—	—	18,694,658
Money Market Funds	—	—	—	8,365,363	8,365,363
Total Investments	33,171	430,880,462	28,877,418	8,365,363	468,156,414
Derivatives
Asset
Futures Contracts	744,551	—	—	—	744,551
Liability
Futures Contracts	(1,137,089)	—	—	—	(1,137,089)
Total	(359,367)	430,880,462	28,877,418	8,365,363	467,763,876
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2018 ($)
Asset-Backed Securities — Non-Agency	—	—	—	5,581	20,869,973	—	—	—	20,875,554
Residential Mortgage-Backed Securities — Non-Agency	2,212,152	221	—	46	7,999,944	(538)	—	(2,209,961)	8,001,864
			—				—
Total	2,212,152	221		5,627	28,869,917	(538)		(2,209,961)	28,877,418
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $5,627, which is comprised of Asset-Backed Securities — Non-Agency of $5,581 and Residential Mortgage-Backed Securities — Non-Agency of $46.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and residential mortgage backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Bond Fund | Quarterly Report 2018	13

Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 9.5%
Auto Components 2.7%
Cooper Tire & Rubber Co.	142,836	5,584,888
Gentherm, Inc.(a)	77,616	2,483,712
Modine Manufacturing Co.(a)	160,837	3,755,544
Visteon Corp.(a)	45,480	5,916,038
Total		17,740,182
Diversified Consumer Services 0.4%
Carriage Services, Inc.	100,260	2,669,924
Household Durables 2.0%
Cavco Industries, Inc.(a)	23,737	3,635,322
Ethan Allen Interiors, Inc.	136,360	3,388,546
Hamilton Beach Brands Holding Co.	4,658	119,757
Hooker Furniture Corp.	52,680	1,957,062
Lifetime Brands, Inc.	123,567	2,156,244
Pico Holdings, Inc.	147,507	1,932,342
Total		13,189,273
Internet & Direct Marketing Retail 0.1%
FTD Companies, Inc.(a)	140,545	823,594
Leisure Products 0.4%
Malibu Boats, Inc., Class A(a)	85,982	2,859,761
Media 1.0%
AMC Entertainment Holdings, Inc., Class A	129,199	1,653,747
Liberty Latin America Ltd., Class C(a)	92,194	2,090,038
WideOpenWest, Inc.(a)	236,080	2,417,459
Total		6,161,244
Multiline Retail 0.5%
Hudson’s Bay Co.	342,046	2,967,179
Specialty Retail 2.0%
Aaron’s, Inc.	107,731	4,405,121
Sally Beauty Holdings, Inc.(a)	165,600	2,750,616
Signet Jewelers Ltd.	80,050	4,234,645
Vitamin Shoppe, Inc.(a)	393,740	1,673,395
Total		13,063,777
Textiles, Apparel & Luxury Goods 0.4%
Steven Madden Ltd.(a)	57,685	2,665,047
Total Consumer Discretionary		62,139,981
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.4%
Beverages 0.8%
Boston Beer Co., Inc. (The), Class A(a)	27,500	5,220,875
Food & Staples Retailing 3.4%
Andersons, Inc. (The)	106,855	3,643,756
Natural Grocers by Vitamin Cottage, Inc.(a)	333,910	2,871,626
Smart & Final Stores, Inc.(a)	331,555	3,116,617
SpartanNash Co.	156,060	3,803,182
United Natural Foods, Inc.(a)	120,640	5,742,464
Weis Markets, Inc.	81,455	3,238,651
Total		22,416,296
Food Products 2.7%
Dean Foods Co.	367,930	3,815,434
Fresh Del Monte Produce, Inc.	118,076	5,586,175
Hain Celestial Group, Inc. (The)(a)	124,690	4,755,677
Sanderson Farms, Inc.	26,500	3,362,850
Total		17,520,136
Personal Products 0.5%
Inter Parfums, Inc.	77,372	3,528,163
Total Consumer Staples		48,685,470
Energy 7.1%
Energy Equipment & Services 1.4%
Aspen Aerogels, Inc.(a)	388,200	1,960,410
Dawson Geophysical Co.(a)	366,202	2,336,369
Natural Gas Services Group, Inc.(a)	113,971	3,139,901
Smart Sand, Inc.(a)	164,500	1,511,755
Total		8,948,435
Oil, Gas & Consumable Fuels 5.7%
Aegean Marine Petroleum Network, Inc.	607,992	2,827,163
Callon Petroleum Co.(a)	345,631	3,922,912
Carrizo Oil & Gas, Inc.(a)	119,285	2,398,821
Delek U.S. Holdings, Inc.	186,064	6,491,773
Earthstone Energy, Inc., Class A(a)	175,793	1,754,414
Eclipse Resources Corp.(a)	570,487	1,220,842
Gulfport Energy Corp.(a)	258,500	2,628,945
Jagged Peak Energy, Inc.(a)	281,644	3,619,125
Pacific Ethanol, Inc.(a)	249,276	1,046,959
Range Resources Corp.	329,980	4,702,215

Columbia Small Cap Value Fund I | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SM Energy Co.	136,370	3,184,240
WildHorse Resource Development Corp.(a)	197,707	3,521,162
Total		37,318,571
Total Energy		46,267,006
Financials 29.9%
Banks 15.2%
BancFirst Corp.	86,804	4,839,323
BankUnited, Inc.	157,336	6,457,069
Banner Corp.	83,721	4,549,399
Boston Private Financial Holdings, Inc.	295,227	4,546,496
Bridge Bancorp, Inc.	74,727	2,563,136
Brookline Bancorp, Inc.	266,663	4,266,608
Capital City Bank Group, Inc.	150,009	3,679,721
CenterState Bank Corp.	210,709	5,476,327
Columbia Banking System, Inc.	118,533	5,106,402
Community Trust Bancorp, Inc.	66,237	3,133,010
FCB Financial Holdings, Inc., Class A(a)	100,063	5,483,452
First BanCorp(a)	573,990	3,443,940
First Citizens BancShares Inc., Class A	13,327	5,669,439
First Financial Corp.	68,210	3,158,123
First of Long Island Corp. (The)	114,360	3,213,516
Heritage Financial Corp.	72,453	2,231,552
Investors Bancorp, Inc.	345,632	4,731,702
National Bank Holdings Corp., Class A	93,410	3,104,948
Northrim BanCorp, Inc.	108,320	3,623,304
OFG Bancorp	141,720	1,615,608
Popular, Inc.	33,875	1,376,680
Sierra Bancorp	62,942	1,723,352
Towne Bank	158,690	4,847,980
UMB Financial Corp.	85,770	6,533,959
Union Bankshares Corp.	111,474	4,208,144
Total		99,583,190
Capital Markets 1.7%
GAIN Capital Holdings, Inc.	267,970	1,956,181
INTL FCStone, Inc.(a)	114,140	4,965,090
Moelis & Co., ADR, Class A	77,492	4,006,336
Total		10,927,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.4%
Enova International, Inc.(a)	161,862	2,897,330
FirstCash, Inc.	90,508	6,616,135
Total		9,513,465
Insurance 6.1%
American Equity Investment Life Holding Co.	197,801	6,527,433
Baldwin & Lyons, Inc., Class B	95,241	2,190,543
EMC Insurance Group, Inc.	91,651	2,589,141
Employers Holdings, Inc.	101,694	4,311,825
FBL Financial Group, Inc., Class A	65,116	4,532,073
Global Indemnity Ltd(a)	56,868	2,408,360
Heritage Insurance Holdings, Inc.	179,821	3,062,352
Horace Mann Educators Corp.	75,541	3,119,843
National Western Life Group, Inc., Class A	12,104	3,920,486
Navigators Group, Inc. (The)	78,230	3,801,978
United Fire Group, Inc.	83,230	3,611,350
Total		40,075,384
Thrifts & Mortgage Finance 5.5%
HomeStreet, Inc.(a)	165,608	4,877,156
MGIC Investment Corp.(a)	499,000	7,395,180
Provident Financial Holdings, Inc.	86,910	1,590,453
Radian Group, Inc.	429,780	9,485,244
Washington Federal, Inc.	147,863	5,308,282
Western New England Bancorp, Inc.	338,679	3,674,667
WSFS Financial Corp.	66,022	3,373,724
Total		35,704,706
Total Financials		195,804,352
Health Care 8.7%
Biotechnology 4.8%
ACADIA Pharmaceuticals, Inc.(a)	68,564	2,050,749
Alder Biopharmaceuticals, Inc.(a)	180,127	2,548,797
Ardelyx, Inc.(a)	220,420	1,598,045
Atara Biotherapeutics, Inc.(a)	48,330	1,826,874
Coherus Biosciences, Inc.(a)	159,230	1,608,223
Dynavax Technologies Corp.(a)	122,019	1,964,506
Eagle Pharmaceuticals, Inc.(a)	35,779	2,138,511
Immunomedics, Inc.(a)	156,490	2,608,688
Intercept Pharmaceuticals, Inc.(a)	27,530	1,709,613

2	Columbia Small Cap Value Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Keryx Biopharmaceuticals, Inc.(a)	407,407	1,886,294
Momenta Pharmaceuticals, Inc.(a)	121,810	2,070,770
Novavax, Inc.(a)	1,042,140	2,105,123
OncoMed Pharmaceuticals, Inc.(a)	73,009	182,523
Puma Biotechnology, Inc.(a)	42,400	2,834,440
Spark Therapeutics, Inc.(a)	23,820	1,335,111
TESARO, Inc.(a)	42,310	2,854,233
Total		31,322,500
Health Care Equipment & Supplies 1.1%
iRadimed Corp.(a)	242,318	3,586,306
Quotient Ltd.(a)	538,542	1,569,850
Sientra, Inc.(a)	140,449	1,771,062
Total		6,927,218
Health Care Providers & Services 0.2%
Aceto Corp.	119,656	1,317,412
Pharmaceuticals 2.6%
Aerie Pharmaceuticals, Inc.(a)	30,950	1,697,607
BioDelivery Sciences International, Inc.(a)	677,145	1,557,434
Dermira, Inc.(a)	51,340	1,464,217
Flex Pharma, Inc.(a)	285,963	1,181,027
Horizon Pharma PLC(a)	192,070	2,794,618
Impax Laboratories, Inc.(a)	121,440	2,362,008
Lannett Co., Inc.(a)	82,760	1,684,166
Pacira Pharmaceuticals, Inc.(a)	40,492	1,473,909
Supernus Pharmaceuticals, Inc.(a)	46,371	1,810,788
TherapeuticsMD, Inc.(a)	219,140	1,288,543
Total		17,314,317
Total Health Care		56,881,447
Industrials 12.0%
Airlines 0.3%
Spirit Airlines, Inc.(a)	52,420	2,207,930
Building Products 1.8%
Apogee Enterprises, Inc.	56,830	2,586,333
Caesarstone Ltd.(a)	85,440	1,811,328
Simpson Manufacturing Co., Inc.	66,511	3,906,856
Universal Forest Products, Inc.	93,129	3,476,506
Total		11,781,023
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.8%
Unifirst Corp.	30,115	4,978,010
Construction & Engineering 0.4%
Northwest Pipe Co.(a)	119,765	2,275,535
Electrical Equipment 0.8%
Encore Wire Corp.	100,326	5,076,496
Machinery 5.1%
Albany International Corp., Class A	46,371	2,942,240
DMC Global Inc	111,712	2,558,205
EnPro Industries, Inc.	47,526	4,181,813
Gorman-Rupp Co.	80,475	2,275,028
LB Foster Co., Class A(a)	101,629	2,759,227
Lydall, Inc.(a)	50,373	2,407,829
Mueller Industries, Inc.	126,732	4,193,562
Standex International Corp.	42,044	4,412,518
Titan International, Inc.	237,544	3,161,711
Wabash National Corp.	164,950	4,260,658
Total		33,152,791
Professional Services 0.7%
Korn/Ferry International	107,070	4,771,039
Road & Rail 1.0%
Heartland Express, Inc.	127,550	2,894,110
Werner Enterprises, Inc.	96,399	3,923,439
Total		6,817,549
Trading Companies & Distributors 1.1%
Houston Wire & Cable Co.(a)	322,626	2,258,382
Textainer Group Holdings Ltd.(a)	142,939	3,502,005
Transcat, Inc.(a)	95,090	1,483,404
Total		7,243,791
Total Industrials		78,304,164
Information Technology 7.6%
Communications Equipment 1.9%
Acacia Communications, Inc.(a)	71,770	2,649,031
Digi International, Inc.(a)	212,901	2,203,525
Lumentum Holdings, Inc.(a)	45,450	2,104,335
Netscout Systems, Inc.(a)	184,930	5,270,505
Total		12,227,396

Columbia Small Cap Value Fund I | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.2%
AVX Corp.	170,410	3,057,155
MTS Systems Corp.	44,537	2,309,244
OSI Systems, Inc.(a)	33,510	2,214,341
Total		7,580,740
Internet Software & Services 0.2%
Criteo SA, ADR(a)	61,745	1,470,148
IT Services 1.1%
Mantech International Corp., Class A	82,247	4,282,601
TTEC Holdings, Inc.	69,537	2,760,619
Total		7,043,220
Semiconductors & Semiconductor Equipment 1.6%
Adesto Technologies Corp.(a)	227,962	1,504,549
Entegris, Inc.	113,442	3,692,537
MACOM Technology Solutions Holdings, Inc.(a)	177,031	5,505,664
Total		10,702,750
Software 0.7%
MicroStrategy, Inc., Class A(a)	34,850	4,799,891
Technology Hardware, Storage & Peripherals 0.9%
Electronics for Imaging, Inc.(a)	115,480	3,376,635
Stratasys Ltd.(a)	108,934	2,330,099
Total		5,706,734
Total Information Technology		49,530,879
Materials 7.2%
Chemicals 1.1%
A. Schulman, Inc.	83,830	3,269,370
Flotek Industries, Inc.(a)	216,680	1,191,740
Tronox Ltd., Class A	136,167	2,672,958
Total		7,134,068
Construction Materials 0.2%
Forterra, Inc.(a)	175,498	1,219,711
Containers & Packaging 0.4%
Greif, Inc., Class A	49,779	2,942,934
Metals & Mining 4.2%
Allegheny Technologies, Inc.(a)	179,347	4,835,195
Capstone Mining Corp.(a)	1,803,693	2,038,320
Centerra Gold, Inc.(a)	517,890	2,673,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Metals Co.	173,100	4,161,324
Ferroglobe PLC(a)	242,411	3,505,263
Olympic Steel, Inc.	126,988	2,960,090
TimkenSteel Corp.(a)	156,180	2,528,554
Universal Stainless & Alloy Products, Inc.(a)	178,655	4,603,940
Total		27,306,346
Paper & Forest Products 1.3%
Domtar Corp.	43,720	2,245,459
Louisiana-Pacific Corp.(a)	203,988	6,040,085
Total		8,285,544
Total Materials		46,888,603
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 7.1%
Altisource Residential Corp.	408,399	4,496,473
Chesapeake Lodging Trust	181,384	4,964,480
CoreCivic, Inc.	88,010	2,042,712
DDR Corp.	259,680	2,108,602
Farmland Partners, Inc.	337,010	2,746,632
GEO Group, Inc. (The)	78,160	1,762,508
InfraREIT, Inc.	148,413	2,816,879
Mack-Cali Realty Corp.	206,250	4,139,437
National Health Investors, Inc.	29,080	2,051,012
Potlatch Corp.	84,616	4,476,186
RLJ Lodging Trust	310,740	7,184,309
Sunstone Hotel Investors, Inc.	448,175	7,551,749
Total		46,340,979
Real Estate Management & Development 0.4%
St. Joe Co. (The)(a)	136,850	2,572,780
Total Real Estate		48,913,759
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	90,426	3,074,484
Total Telecommunication Services		3,074,484
Utilities 0.9%
Gas Utilities 0.7%
Southwest Gas Corp.	60,975	4,486,540

4	Columbia Small Cap Value Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.2%
Consolidated Water Co., Ltd.	123,719	1,657,835
Total Utilities		6,144,375
Total Common Stocks (Cost $420,312,546)		642,634,520

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares Russell 2000 Value ETF	15,580	1,983,178
Total Exchange-Traded Funds (Cost $1,992,682)		1,983,178

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(b),(c)	7,187,442	7,187,442
Total Money Market Funds (Cost $7,186,821)		7,187,442
Total Investments (Cost: $429,492,049)		651,805,140
Other Assets & Liabilities, Net		1,910,043
Net Assets		653,715,183

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	3,566,306	117,864,620	(114,243,484)	7,187,442	(1,773)	387	64,924	7,187,442
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Small Cap Value Fund I | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	62,139,981	—	—	—	62,139,981
Consumer Staples	48,685,470	—	—	—	48,685,470
Energy	46,267,006	—	—	—	46,267,006
Financials	195,804,352	—	—	—	195,804,352
Health Care	56,881,447	—	—	—	56,881,447
Industrials	78,304,164	—	—	—	78,304,164
Information Technology	49,530,879	—	—	—	49,530,879
Materials	46,888,603	—	—	—	46,888,603
Real Estate	48,913,759	—	—	—	48,913,759
Telecommunication Services	3,074,484	—	—	—	3,074,484
Utilities	6,144,375	—	—	—	6,144,375
Total Common Stocks	642,634,520	—	—	—	642,634,520
Exchange-Traded Funds	1,983,178	—	—	—	1,983,178
Money Market Funds	—	—	—	7,187,442	7,187,442
Total Investments	644,617,698	—	—	7,187,442	651,805,140
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Small Cap Value Fund I | Quarterly Report 2018

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
U.S. Treasury Obligations 99.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2019	0.750%	10,342,000	10,213,909
04/15/2019	0.875%	9,555,000	9,427,347
04/30/2019	1.625%	21,998,000	21,893,136
07/31/2019	0.875%	10,986,000	10,795,368
07/31/2019	1.375%	12,094,000	11,972,005
07/31/2019	1.625%	9,443,000	9,382,307
08/15/2019	0.750%	18,101,000	17,744,147
09/30/2019	1.750%	9,096,000	9,045,495
10/31/2019	1.500%	11,122,000	11,006,366
01/31/2020	1.250%	11,535,000	11,333,895
02/29/2020	1.250%	9,015,000	8,848,058
02/29/2020	1.375%	10,753,000	10,580,889
03/31/2020	1.125%	4,716,000	4,611,289
03/31/2020	1.375%	9,586,000	9,422,705
04/30/2020	1.375%	5,675,000	5,573,017
05/31/2020	1.500%	921,000	906,184
06/15/2020	1.500%	6,194,000	6,091,955
07/31/2020	1.625%	4,545,000	4,477,936
08/15/2020	2.625%	5,175,000	5,222,318
08/15/2020	8.750%	8,400,000	9,746,244
08/31/2020	1.375%	2,655,000	2,597,317
08/31/2020	2.125%	1,000,000	996,862
09/15/2020	1.375%	4,087,000	3,996,639
09/30/2020	1.375%	16,225,000	15,855,068
09/30/2020	2.000%	1,935,000	1,921,779
10/31/2020	1.375%	5,191,000	5,067,082
10/31/2020	1.750%	2,285,000	2,253,239
11/30/2020	1.625%	6,670,000	6,549,695
11/30/2020	2.000%	4,845,000	4,806,620
12/15/2020	1.875%	1,537,000	1,519,586
12/31/2020	1.750%	1,375,000	1,353,898
01/31/2021	1.375%	4,395,000	4,276,092
02/28/2021	1.125%	31,292,000	30,179,382
03/31/2021	1.250%	8,594,000	8,309,636
03/31/2021	2.250%	1,500,000	1,495,945
05/15/2021	3.125%	2,205,000	2,258,104
07/31/2021	2.250%	2,300,000	2,289,667
08/31/2021	1.125%	11,200,000	10,713,092
08/31/2021	2.000%	2,650,000	2,614,238
09/30/2021	2.125%	3,025,000	2,995,113
11/30/2021	1.875%	10,229,000	10,030,152
12/31/2021	2.125%	3,550,000	3,509,471
01/31/2022	1.500%	7,550,000	7,281,027
02/15/2022	2.000%	3,000,000	2,950,369
02/28/2022	1.750%	9,964,000	9,697,393
03/31/2022	1.750%	5,679,000	5,522,394
04/30/2022	1.750%	3,320,000	3,225,167
05/31/2022	1.875%	5,857,000	5,716,059
06/30/2022	2.125%	6,412,000	6,316,329
07/31/2022	1.875%	2,811,000	2,737,202
07/31/2022	2.000%	2,630,000	2,575,782
08/15/2022	1.625%	3,725,000	3,588,260
08/31/2022	1.875%	5,303,000	5,160,617
09/30/2022	1.750%	9,706,000	9,383,962
09/30/2022	1.875%	6,120,000	5,949,774
10/31/2022	1.875%	1,725,000	1,676,543
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/31/2022	2.000%	4,646,000	4,539,334
11/30/2022	2.000%	7,409,000	7,235,114
12/31/2022	2.125%	6,523,000	6,402,084
01/31/2023	1.750%	3,340,000	3,218,154
02/28/2023	1.500%	10,389,000	9,877,226
03/31/2023	1.500%	7,475,000	7,097,833
05/15/2023	1.750%	10,140,000	9,736,842
08/15/2023	2.500%	8,850,000	8,817,838
08/31/2023	1.375%	9,873,000	9,255,260
10/31/2023	1.625%	4,662,000	4,423,122
11/15/2023	2.750%	3,075,000	3,101,406
02/15/2024	2.750%	3,580,000	3,606,430
03/31/2024	2.125%	5,818,000	5,652,543
05/15/2024	2.500%	3,886,000	3,856,514
07/31/2024	2.125%	6,280,000	6,085,222
08/15/2024	2.375%	8,476,000	8,337,238
11/15/2024	2.250%	12,973,000	12,641,624
11/30/2024	2.125%	346,000	334,471
02/15/2025	2.000%	7,074,000	6,770,273
05/15/2025	2.125%	6,600,000	6,358,209
08/15/2025	2.000%	9,688,000	9,233,832
11/15/2025	2.250%	5,370,000	5,201,308
02/15/2026	1.625%	11,299,000	10,420,187
02/15/2026	6.000%	3,290,000	4,082,037
08/15/2026	1.500%	14,343,000	13,019,352
11/15/2026	2.000%	10,471,000	9,885,837
02/15/2027	2.250%	3,189,000	3,069,702
05/15/2027	2.375%	4,243,000	4,123,774
08/15/2027	2.250%	7,202,000	6,918,595
11/15/2027	2.250%	1,981,000	1,901,572
11/15/2028	5.250%	550,000	679,443
02/15/2029	5.250%	1,357,000	1,682,852
05/15/2030	6.250%	1,800,000	2,458,823
02/15/2031	5.375%	1,250,000	1,610,886
02/15/2036	4.500%	1,795,000	2,230,047
02/15/2039	3.500%	8,239,000	9,074,590
11/15/2039	4.375%	2,197,000	2,732,908
05/15/2040	4.375%	2,173,000	2,707,141
11/15/2040	4.250%	1,250,000	1,534,591
05/15/2041	4.375%	4,416,000	5,527,524
08/15/2041	3.750%	2,049,000	2,348,443
02/15/2043	3.125%	10,852,000	11,261,387
05/15/2043	2.875%	2,250,000	2,233,599
08/15/2043	3.625%	2,570,000	2,896,776
11/15/2043	3.750%	3,000,000	3,450,123
02/15/2044	3.625%	3,185,000	3,593,505
05/15/2044	3.375%	3,305,000	3,578,893
08/15/2044	3.125%	3,062,000	3,174,901
11/15/2044	3.000%	9,765,000	9,898,948
02/15/2045	2.500%	10,383,000	9,544,317
05/15/2045	3.000%	3,770,000	3,820,072
08/15/2045	2.875%	5,095,000	5,038,990
11/15/2045	3.000%	2,500,000	2,532,423
02/15/2046	2.500%	5,872,000	5,380,081
08/15/2046	2.250%	8,752,000	7,588,588
11/15/2046	2.875%	5,014,000	4,951,441
05/15/2047	3.000%	4,920,000	4,976,482

Columbia U.S. Treasury Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2047	2.750%	253,000	243,463
Total U.S. Treasury Obligations (Cost $711,205,643)			697,618,295

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(a),(b)	2,958,930	2,958,930
Total Money Market Funds (Cost $2,958,724)		2,958,930
Total Investments (Cost: $714,164,367)		700,577,225
Other Assets & Liabilities, Net		4,361,366
Net Assets		704,938,591
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	4,962,263	53,463,602	(55,466,935)	2,958,930	186	117	24,601	2,958,930
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia U.S. Treasury Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
U.S. Treasury Obligations	697,618,295	—	—	—	697,618,295
Money Market Funds	—	—	—	2,958,930	2,958,930
Total Investments	697,618,295	—	—	2,958,930	700,577,225
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia U.S. Treasury Index Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
WMIH Corp.(b)	21,388	20,169
Total		20,169
Total Financials		20,169
Total Common Stocks (Cost $1,077,672)		20,169

Corporate Bonds & Notes 89.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.1%
Boeing Co. (The)
05/15/2018	0.950%	6,253,000	6,237,893
Bombardier, Inc.(e)
12/01/2021	8.750%	250,000	278,693
01/15/2023	6.125%	150,000	151,667
12/01/2024	7.500%	239,000	251,216
Lockheed Martin Corp.
09/15/2021	3.350%	8,150,000	8,302,087
09/15/2052	4.090%	5,990,000	6,131,724
Northrop Grumman Corp.
06/01/2018	1.750%	14,550,000	14,545,693
04/15/2045	3.850%	410,000	405,267
10/15/2047	4.030%	3,525,000	3,576,091
TransDigm, Inc.
05/15/2025	6.500%	266,000	272,614
06/15/2026	6.375%	1,110,000	1,138,717
Total			41,291,662
Automotive 0.4%
Delphi Technologies PLC(e)
10/01/2025	5.000%	258,000	257,100
Ford Motor Co.
12/08/2046	5.291%	4,406,000	4,604,429
IHO Verwaltungs GmbH PIK(e)
09/15/2023	4.500%	204,000	207,097
Total			5,068,626
Banking 9.7%
Ally Financial, Inc.
05/19/2022	4.625%	534,000	550,324
09/30/2024	5.125%	138,000	145,752
American Express Co.
08/01/2022	2.500%	9,590,000	9,381,667
Bank of America Corp.(f)
01/20/2028	3.824%	13,795,000	14,045,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Financial Corp.
01/31/2028	3.800%	2,395,000	2,376,003
Capital One NA
08/08/2022	2.650%	4,812,000	4,699,322
Citigroup, Inc.
05/01/2026	3.400%	5,115,000	5,061,144
10/21/2026	3.200%	7,420,000	7,230,159
Goldman Sachs Group, Inc. (The)(f)
04/23/2029	0.000%	17,920,000	17,956,288
JPMorgan Chase & Co.
03/01/2018	1.700%	13,445,000	13,443,638
10/01/2026	2.950%	8,361,000	8,031,944
JPMorgan Chase & Co.(f)
01/23/2049	3.897%	5,290,000	5,271,247
Morgan Stanley
07/27/2026	3.125%	4,225,000	4,086,310
Morgan Stanley(f)
01/24/2029	3.772%	7,585,000	7,622,743
Toronto-Dominion Bank (The)
04/30/2018	1.400%	6,740,000	6,733,220
01/25/2021	2.550%	9,550,000	9,509,785
Washington Mutual Bank(a),(d),(g)
Subordinated
+ 01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	15,435,000	14,929,072
Total			131,083,205
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(e)
07/15/2025	6.875%	299,000	309,127
VFH Parent LLC/Orchestra Co-Issuer, Inc.(e)
06/15/2022	6.750%	79,000	83,106
Total			392,233
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(e)
04/15/2021	5.625%	249,000	253,528
12/15/2023	5.750%	545,000	574,816
Beacon Escrow Corp.(e)
11/01/2025	4.875%	361,000	359,471
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	57,000	59,984
Core & Main LP(e)
08/15/2025	6.125%	128,000	129,460
HD Supply, Inc.(e)
04/15/2024	5.750%	160,000	171,156

Columbia Corporate Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Concrete, Inc.
06/01/2024	6.375%	275,000	295,005
Total			1,843,420
Cable and Satellite 3.2%
Altice U.S. Finance I Corp.(e)
07/15/2023	5.375%	321,000	328,951
05/15/2026	5.500%	427,000	436,092
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	332,738
05/01/2025	5.375%	341,000	346,728
02/15/2026	5.750%	481,000	498,616
05/01/2026	5.500%	39,000	39,596
05/01/2027	5.125%	370,000	361,073
Cequel Communications Holdings I LLC/Capital Corp.(e)
09/15/2020	6.375%	289,000	293,214
12/15/2021	5.125%	182,000	182,781
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,825,000	4,981,648
Comcast Corp.
02/15/2018	5.875%	8,400,000	8,412,925
07/15/2046	3.400%	1,495,000	1,362,162
08/15/2047	4.000%	3,115,000	3,142,315
11/01/2052	4.049%	3,650,000	3,634,258
CSC Holdings LLC
02/15/2019	8.625%	425,000	449,045
CSC Holdings LLC(e)
10/15/2025	6.625%	562,000	600,866
10/15/2025	10.875%	288,000	343,161
04/15/2027	5.500%	229,000	231,918
02/01/2028	5.375%	373,000	372,063
DISH DBS Corp.
11/15/2024	5.875%	805,000	764,153
07/01/2026	7.750%	788,000	811,244
Radiate Holdco LLC/Finance, Inc.(e)
02/15/2023	6.875%	99,000	99,731
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2025	6.625%	213,000	207,845
Sirius XM Radio, Inc.(e)
07/15/2026	5.375%	435,000	445,048
08/01/2027	5.000%	764,000	759,664
Sky PLC(e)
09/16/2024	3.750%	10,462,000	10,702,929
Unitymedia GmbH(e)
01/15/2025	6.125%	382,000	401,206
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/2025	5.000%	449,000	460,377
Videotron Ltd.
07/15/2022	5.000%	286,000	298,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(e)
04/15/2027	5.125%	244,000	252,899
Virgin Media Finance PLC(e)
01/15/2025	5.750%	674,000	679,293
Virgin Media Secured Finance PLC(e)
01/15/2026	5.250%	506,000	514,684
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	370,000	364,111
Ziggo Secured Finance BV(e)
01/15/2027	5.500%	608,000	603,594
Total			43,715,581
Chemicals 0.4%
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	448,384
Atotech U.S.A., Inc.(e)
02/01/2025	6.250%	551,000	564,868
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	210,093
Chemours Co. (The)
05/15/2023	6.625%	570,000	601,472
05/15/2025	7.000%	24,000	26,193
INEOS Group Holdings SA(e)
08/01/2024	5.625%	329,000	337,857
Koppers, Inc.(e)
02/15/2025	6.000%	89,000	94,008
LYB International Finance BV
03/15/2044	4.875%	955,000	1,056,283
Olin Corp.
09/15/2027	5.125%	160,000	166,216
02/01/2030	5.000%	232,000	232,654
Platform Specialty Products Corp.(e)
02/01/2022	6.500%	147,000	151,616
12/01/2025	5.875%	424,000	429,660
PQ Corp.(e)
11/15/2022	6.750%	250,000	267,445
12/15/2025	5.750%	247,000	254,952
SPCM SA(e)
09/15/2025	4.875%	387,000	388,503
Venator Finance SARL/Materials LLC(e)
07/15/2025	5.750%	55,000	56,676
WR Grace & Co.(e)
10/01/2021	5.125%	331,000	346,357
Total			5,633,237
Construction Machinery 0.2%
Ashtead Capital, Inc.(e)
08/15/2027	4.375%	407,000	403,570

2	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc.(e)
09/01/2025	5.625%	112,000	116,123
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	329,000	338,065
United Rentals North America, Inc.
10/15/2025	4.625%	89,000	90,266
09/15/2026	5.875%	454,000	485,435
05/15/2027	5.500%	345,000	361,746
01/15/2028	4.875%	644,000	643,272
Total			2,438,477
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	252,000	256,369
12/01/2022	7.875%	318,000	341,027
09/01/2023	7.625%	167,000	178,456
IHS Markit Ltd.(e)
11/01/2022	5.000%	594,000	630,639
02/15/2025	4.750%	127,000	132,217
03/01/2026	4.000%	100,000	97,434
Interval Acquisition Corp.
04/15/2023	5.625%	382,000	395,151
Total			2,031,293
Consumer Products 0.2%
Mattel, Inc.(e)
12/31/2025	6.750%	251,000	254,753
Newell Brands, Inc.
04/01/2046	5.500%	800,000	920,443
Prestige Brands, Inc.(e)
03/01/2024	6.375%	284,000	292,501
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	266,000	281,228
12/15/2026	5.250%	74,000	76,905
Spectrum Brands, Inc.
11/15/2022	6.625%	385,000	400,122
07/15/2025	5.750%	422,000	444,727
Springs Industries, Inc.
06/01/2021	6.250%	201,000	205,379
Valvoline, Inc.
07/15/2024	5.500%	39,000	40,988
08/15/2025	4.375%	227,000	226,507
Total			3,143,553
Diversified Manufacturing 1.4%
3M Co.
10/15/2047	3.625%	2,285,000	2,278,031
Gates Global LLC/Co.(e)
07/15/2022	6.000%	563,000	576,373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.
10/09/2042	4.125%	4,650,000	4,601,617
Honeywell International, Inc.
10/30/2019	1.400%	8,325,000	8,198,094
SPX FLOW, Inc.(e)
08/15/2024	5.625%	72,000	74,668
08/15/2026	5.875%	266,000	279,317
TriMas Corp.(e)
10/15/2025	4.875%	40,000	40,372
United Technologies Corp.
11/01/2046	3.750%	2,895,000	2,824,738
Welbilt, Inc.
02/15/2024	9.500%	68,000	76,976
WESCO Distribution, Inc.
06/15/2024	5.375%	104,000	106,986
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	139,000	155,883
Total			19,213,055
Electric 16.6%
AEP Texas, Inc.
10/01/2047	3.800%	7,750,000	7,748,156
AES Corp.
05/15/2026	6.000%	216,000	230,949
09/01/2027	5.125%	161,000	168,793
Arizona Public Service Co.
05/15/2046	3.750%	2,450,000	2,432,960
Calpine Corp.
01/15/2025	5.750%	300,000	284,728
Calpine Corp.(e)
06/01/2026	5.250%	129,000	126,466
CMS Energy Corp.
03/01/2024	3.875%	5,825,000	5,992,317
11/15/2025	3.600%	7,750,000	7,788,455
05/15/2026	3.000%	5,875,000	5,668,705
02/15/2027	2.950%	8,366,000	7,959,354
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	2,655,000	2,697,230
DTE Energy Co.
06/01/2024	3.500%	19,404,000	19,521,627
10/01/2026	2.850%	17,620,000	16,657,367
Duke Energy Corp.
10/15/2023	3.950%	8,133,000	8,419,444
04/15/2024	3.750%	8,194,000	8,391,369
08/15/2027	3.150%	4,005,000	3,865,362
09/01/2046	3.750%	282,000	271,222
Duke Energy Florida LLC
01/15/2027	3.200%	3,829,000	3,799,291

Columbia Corporate Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynegy, Inc.
11/01/2024	7.625%	250,000	269,897
Dynegy, Inc.(e)
01/30/2026	8.125%	194,000	213,748
Edison International
09/15/2022	2.400%	5,920,000	5,719,075
Emera U.S. Finance LP
06/15/2046	4.750%	11,973,000	12,561,724
Eversource Energy
03/15/2022	2.750%	1,235,000	1,222,728
Indiana Michigan Power Co.
07/01/2047	3.750%	4,695,000	4,622,176
Mississippi Power Co.
03/15/2042	4.250%	837,000	796,733
NextEra Energy Operating Partners LP(e)
09/15/2027	4.500%	293,000	288,765
NRG Energy, Inc.
05/01/2024	6.250%	35,000	36,645
01/15/2027	6.625%	396,000	419,088
NRG Energy, Inc.(e)
01/15/2028	5.750%	205,000	205,278
NRG Yield Operating LLC
08/15/2024	5.375%	596,000	605,223
09/15/2026	5.000%	181,000	182,137
NSTAR Electric Co.
05/15/2027	3.200%	6,055,000	5,988,988
Pacific Gas & Electric Co.
06/15/2023	3.250%	2,949,000	2,946,490
02/15/2024	3.750%	4,785,000	4,874,953
03/15/2027	3.300%	1,476,000	1,427,156
02/15/2044	4.750%	2,503,000	2,703,711
Pacific Gas & Electric Co.(e)
12/01/2047	3.950%	2,410,000	2,323,570
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	544,000	572,528
Progress Energy, Inc.
04/01/2022	3.150%	21,180,000	21,193,958
Public Service Electric & Gas Co.
05/15/2027	3.000%	6,475,000	6,300,771
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	3,270,000	3,208,998
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,645,994
Southern California Edison Co.
10/01/2043	4.650%	295,000	334,382
Southern Co. (The)
07/01/2046	4.400%	13,037,000	13,594,175
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	491,000	483,699
WEC Energy Group, Inc.
06/15/2025	3.550%	9,237,000	9,342,819
Xcel Energy, Inc.
12/01/2026	3.350%	15,010,000	14,929,772
Total			224,038,976
Finance Companies 1.5%
Aircastle Ltd.
03/15/2021	5.125%	198,000	207,340
04/01/2023	5.000%	61,000	64,095
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	11,834,426
11/15/2035	4.418%	5,460,000	5,629,511
iStar, Inc.
04/01/2022	6.000%	209,000	213,644
Navient Corp.
03/25/2020	8.000%	34,000	36,712
07/26/2021	6.625%	258,000	273,786
06/15/2022	6.500%	248,000	261,568
01/25/2023	5.500%	91,000	91,372
10/25/2024	5.875%	368,000	369,543
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	233,000	242,003
Quicken Loans, Inc.(e)
05/01/2025	5.750%	376,000	383,654
01/15/2028	5.250%	150,000	146,698
Springleaf Finance Corp.
03/15/2023	5.625%	186,000	186,201
Total			19,940,553
Food and Beverage 8.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2019	1.900%	17,951,000	17,852,359
02/01/2026	3.650%	11,145,000	11,276,990
Aramark Services, Inc.(e)
02/01/2028	5.000%	198,000	201,148
B&G Foods, Inc.
04/01/2025	5.250%	704,000	704,853
Chobani LLC/Finance Corp., Inc.(e)
04/15/2025	7.500%	498,000	528,530
Coca-Cola Co. (The)
04/01/2018	1.150%	16,079,000	16,064,655
Diageo Capital PLC
07/15/2020	4.828%	6,600,000	6,963,290
FAGE International SA/U.S.A. Dairy Industry, Inc.(e)
08/15/2026	5.625%	443,000	425,551

4	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JM Smucker Co. (The)
12/06/2019	2.200%	4,135,000	4,114,106
Kellogg Co.
05/21/2018	3.250%	40,000	40,120
Kraft Heinz Foods Co.
06/01/2046	4.375%	6,220,000	6,078,109
Lamb Weston Holdings, Inc.(e)
11/01/2024	4.625%	113,000	114,586
11/01/2026	4.875%	388,000	395,158
Molson Coors Brewing Co.
03/15/2019	1.900%	3,940,000	3,912,550
07/15/2026	3.000%	10,815,000	10,329,807
07/15/2046	4.200%	4,084,000	4,069,306
Mondelez International, Inc.(e)
10/28/2019	1.625%	7,515,000	7,401,508
PepsiCo, Inc.
05/02/2019	1.550%	6,170,000	6,119,758
10/06/2046	3.450%	3,290,000	3,122,457
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	52,000	55,016
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	103,907
08/15/2026	5.000%	488,000	477,429
03/01/2027	5.750%	887,000	888,412
01/15/2028	5.625%	209,000	208,599
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,032,765
07/15/2027	3.250%	6,140,000	6,022,965
Tyson Foods, Inc.
08/15/2019	2.650%	5,884,000	5,895,686
06/02/2047	4.550%	1,065,000	1,141,654
Total			116,541,274
Gaming 0.5%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	313,594
04/01/2026	6.375%	103,000	110,429
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	161,000	160,065
Eldorado Resorts, Inc.
04/01/2025	6.000%	298,000	311,176
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	292,000	313,150
04/15/2026	5.375%	552,000	590,640
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	581,373
02/15/2025	6.500%	262,000	292,094
Jack Ohio Finance LLC/1 Corp.(e)
11/15/2021	6.750%	349,000	367,356
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	110,975
09/01/2026	4.500%	122,000	120,628
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
01/15/2028	4.500%	301,000	293,081
MGM Resorts International
10/01/2020	6.750%	616,000	662,898
03/15/2023	6.000%	281,000	302,284
09/01/2026	4.625%	608,000	613,551
Penn National Gaming, Inc.(e)
01/15/2027	5.625%	221,000	228,865
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/2021	6.125%	117,000	116,228
Scientific Games International, Inc.(e)
01/01/2022	7.000%	302,000	318,823
Scientific Games International, Inc.
12/01/2022	10.000%	523,000	573,301
Scientific Games International, Inc.(e),(h)
10/15/2025	5.000%	522,000	523,205
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	190,000	191,900
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	268,813	72,580
Wynn Las Vegas LLC/Capital Corp.(e)
05/15/2027	5.250%	178,000	176,414
Total			7,344,610
Health Care 5.3%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	159,000	161,493
03/01/2024	6.500%	188,000	196,910
Becton Dickinson and Co.
12/15/2019	2.675%	9,195,000	9,189,318
06/06/2027	3.700%	13,700,000	13,501,295
Cardinal Health, Inc.
06/14/2019	1.948%	6,500,000	6,446,564
06/15/2027	3.410%	12,830,000	12,356,034
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	318,000	323,596
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	163,000	115,934
03/31/2023	6.250%	596,000	551,003
DaVita, Inc.
07/15/2024	5.125%	608,000	612,283
Envision Healthcare Corp.(e)
12/01/2024	6.250%	255,000	268,865

Columbia Corporate Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,394,406
07/15/2046	4.800%	6,810,000	7,251,329
HCA, Inc.
02/01/2025	5.375%	429,000	438,357
04/15/2025	5.250%	560,000	587,043
02/15/2026	5.875%	335,000	351,528
02/15/2027	4.500%	327,000	326,025
Hill-Rom Holdings, Inc.(e)
02/15/2025	5.000%	337,000	343,093
Hologic, Inc.(e)
07/15/2022	5.250%	341,000	354,336
10/15/2025	4.375%	64,000	64,019
02/01/2028	4.625%	287,000	286,997
Medtronic Global Holdings SCA
03/28/2019	1.700%	10,255,000	10,185,143
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	465,000	499,280
Polaris Intermediate Corp. PIK(e)
12/01/2022	8.500%	206,000	214,555
Quintiles IMS, Inc.(e)
10/15/2026	5.000%	274,000	279,186
Sotera Health Holdings LLC(e)
05/15/2023	6.500%	449,000	468,378
Teleflex, Inc.
06/01/2026	4.875%	62,000	62,603
11/15/2027	4.625%	191,000	190,185
Tenet Healthcare Corp.
06/01/2020	4.750%	638,000	651,197
06/15/2023	6.750%	109,000	107,484
Tenet Healthcare Corp.(e)
07/15/2024	4.625%	362,000	356,325
05/01/2025	5.125%	297,000	293,060
08/01/2025	7.000%	334,000	329,073
Total			71,756,897
Healthcare Insurance 1.2%
Aetna, Inc.
08/15/2047	3.875%	862,000	823,061
Centene Corp.
05/15/2022	4.750%	440,000	457,158
02/15/2024	6.125%	324,000	344,092
01/15/2025	4.750%	91,000	92,398
Molina Healthcare, Inc.
11/15/2022	5.375%	64,000	66,530
Molina Healthcare, Inc.(e)
06/15/2025	4.875%	117,000	117,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
10/15/2020	1.950%	7,830,000	7,706,803
04/15/2047	4.250%	965,000	1,040,751
10/15/2047	3.750%	5,145,000	5,106,917
WellCare Health Plans, Inc.
04/01/2025	5.250%	392,000	409,918
Total			16,164,871
Home Construction 0.2%
CalAtlantic Group, Inc.
12/15/2021	6.250%	271,000	293,343
11/15/2024	5.875%	195,000	212,743
06/15/2027	5.000%	153,000	156,746
Lennar Corp.
04/30/2024	4.500%	562,000	568,292
Lennar Corp.(e)
11/29/2027	4.750%	76,000	76,855
Meritage Homes Corp.
06/01/2025	6.000%	444,000	480,542
06/06/2027	5.125%	43,000	42,928
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2021	5.250%	355,000	360,262
Total			2,191,711
Independent Energy 1.7%
Anadarko Petroleum Corp.
07/15/2044	4.500%	1,950,000	1,957,548
Apache Corp.
04/15/2043	4.750%	1,440,000	1,499,433
Callon Petroleum Co.
10/01/2024	6.125%	231,000	239,540
Canadian Natural Resources Ltd.
06/01/2047	4.950%	3,250,000	3,585,771
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	394,000	406,917
Centennial Resource Production LLC(e)
01/15/2026	5.375%	124,000	125,938
Continental Resources, Inc.
09/15/2022	5.000%	337,000	342,078
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	385,000	389,143
Diamondback Energy, Inc.
11/01/2024	4.750%	82,000	83,046
05/31/2025	5.375%	444,000	460,371
Diamondback Energy, Inc.(e)
05/31/2025	5.375%	130,000	134,761

6	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2026	5.500%	56,000	56,746
01/30/2028	5.750%	252,000	256,172
Extraction Oil & Gas, Inc.(e)
05/15/2024	7.375%	192,000	206,370
02/01/2026	5.625%	178,000	178,071
Halcon Resources Corp.(e)
02/15/2025	6.750%	222,000	233,941
Hess Corp.
04/01/2047	5.800%	3,425,000	3,869,942
Laredo Petroleum, Inc.
01/15/2022	5.625%	861,000	875,173
Noble Energy, Inc.
11/15/2043	5.250%	2,928,000	3,290,879
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	172,222
01/15/2025	5.375%	195,000	197,090
08/15/2025	5.250%	352,000	355,342
10/15/2027	5.625%	369,000	378,374
PDC Energy, Inc.
09/15/2024	6.125%	371,000	385,871
PDC Energy, Inc.(e)
05/15/2026	5.750%	200,000	204,265
QEP Resources, Inc.
03/01/2026	5.625%	100,000	102,631
RSP Permian, Inc.
01/15/2025	5.250%	676,000	702,791
SM Energy Co.
06/01/2025	5.625%	85,000	84,235
09/15/2026	6.750%	609,000	635,923
WPX Energy, Inc.
01/15/2022	6.000%	898,000	945,145
09/15/2024	5.250%	158,000	159,769
Total			22,515,498
Integrated Energy 0.4%
Cenovus Energy, Inc.
09/15/2042	4.450%	5,921,000	5,529,255
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(e)
04/15/2027	5.375%	245,000	256,229
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	174,389
LTF Merger Sub, Inc.(e)
06/15/2023	8.500%	151,000	159,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Silversea Cruise Finance Ltd.(e)
02/01/2025	7.250%	102,000	109,755
Total			699,894
Life Insurance 7.6%
AIG Global Funding(e)
07/02/2020	2.150%	2,460,000	2,427,125
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,009,783
Brighthouse Financial, Inc.(e)
06/22/2047	4.700%	7,440,000	7,369,870
Five Corners Funding Trust(e)
11/15/2023	4.419%	12,170,000	12,927,449
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	5,611,000	6,143,590
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	4,162,000	4,551,959
Metropolitan Life Global Funding I(e)
06/12/2020	2.050%	7,260,000	7,167,333
Northwestern Mutual Life Insurance Co. (The)(e)
Subordinated
03/30/2040	6.063%	2,005,000	2,620,034
09/30/2047	3.850%	4,831,000	4,753,907
Nuveen Finance LLC(e)
11/01/2019	2.950%	19,210,000	19,334,769
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	14,693,000	14,992,032
Teachers Insurance & Annuity Association of America(e)
Subordinated
09/15/2044	4.900%	8,670,000	9,717,917
05/15/2047	4.270%	4,374,000	4,498,156
Voya Financial, Inc.
06/15/2046	4.800%	1,835,000	2,015,349
Total			102,529,273
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	159,000	158,403
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	118,000	128,231
Total			286,634
Media and Entertainment 1.1%
21st Century Fox America, Inc.
09/15/2044	4.750%	4,038,000	4,573,681

Columbia Corporate Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
09/20/2047	5.200%	1,135,000	1,162,599
Lamar Media Corp.
02/01/2026	5.750%	89,000	94,305
Match Group, Inc.
06/01/2024	6.375%	280,000	303,129
Match Group, Inc.(e)
12/15/2027	5.000%	172,000	173,280
Netflix, Inc.
02/15/2025	5.875%	325,000	347,881
11/15/2026	4.375%	511,000	499,937
Netflix, Inc.(e)
04/15/2028	4.875%	663,000	657,156
Nielsen Luxembourg SARL(e)
02/01/2025	5.000%	345,000	348,885
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	441,000	458,424
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	3,351,000	3,352,666
Time Warner, Inc.
12/15/2043	5.350%	2,180,000	2,414,695
Univision Communications, Inc.(e)
02/15/2025	5.125%	225,000	218,253
Total			14,604,891
Metals and Mining 0.4%
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	255,000	274,150
Constellium NV(e)
05/15/2024	5.750%	531,000	542,682
03/01/2025	6.625%	188,000	197,757
Freeport-McMoRan, Inc.
03/01/2022	3.550%	92,000	91,093
11/14/2024	4.550%	669,000	679,828
03/15/2043	5.450%	727,000	745,362
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(e)
12/15/2023	7.375%	176,000	185,054
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	75,000	79,993
01/15/2025	7.625%	224,000	246,330
Novelis Corp.(e)
08/15/2024	6.250%	128,000	134,189
09/30/2026	5.875%	574,000	590,919
Steel Dynamics, Inc.
09/15/2025	4.125%	95,000	94,364
Teck Resources Ltd.(e)
06/01/2024	8.500%	214,000	241,328
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	793,000	915,561
Total			5,018,610
Midstream 3.5%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	177,000	186,098
05/01/2024	6.375%	67,000	72,525
01/15/2025	5.250%	629,000	658,929
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	266,000	274,471
Delek Logistics Partners LP(e)
05/15/2025	6.750%	226,000	228,513
Energy Transfer Equity LP
03/15/2023	4.250%	260,000	261,251
06/01/2027	5.500%	1,146,000	1,208,958
Enterprise Products Operating LLC
02/15/2045	5.100%	7,411,000	8,453,298
05/15/2046	4.900%	3,000	3,333
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	108,000	113,026
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	7,656,000	7,912,514
Kinder Morgan, Inc.
02/15/2046	5.050%	5,015,000	5,270,429
NGPL PipeCo LLC(e)
08/15/2022	4.375%	105,000	106,336
08/15/2027	4.875%	127,000	130,134
NuStar Logistics LP
04/28/2027	5.625%	247,000	258,225
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	1,355,000	1,322,693
06/15/2044	4.700%	7,590,000	7,291,372
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,230,000	3,317,158
Sunoco LP/Finance Corp.(e)
01/15/2023	4.875%	116,000	118,193
02/15/2026	5.500%	202,000	205,940
03/15/2028	5.875%	121,000	123,588
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/2024	5.500%	100,000	102,240
01/15/2028	5.500%	316,000	315,518
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	258,235
02/01/2027	5.375%	596,000	606,668
Targa Resources Partners LP/Finance Corp.(e)
01/15/2028	5.000%	847,000	838,345

8	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/2023	3.700%	244,000	242,773
06/24/2024	4.550%	698,000	715,808
Williams Partners LP
09/15/2045	5.100%	5,674,000	6,293,873
Total			46,890,444
Natural Gas 1.8%
NiSource Finance Corp.
03/30/2048	3.950%	4,840,000	4,840,382
NiSource, Inc.
05/15/2047	4.375%	6,330,000	6,747,134
Sempra Energy
06/15/2024	3.550%	5,755,000	5,817,091
06/15/2027	3.250%	6,600,000	6,424,836
Total			23,829,443
Oil Field Services 0.1%
Ensco PLC
02/01/2026	7.750%	161,000	160,318
Nabors Industries, Inc.(e)
02/01/2025	5.750%	520,000	511,036
Rowan Companies, Inc.
01/15/2024	4.750%	177,000	160,648
SESI LLC(e)
09/15/2024	7.750%	123,000	132,026
Transocean, Inc.(e)
01/15/2026	7.500%	115,000	120,155
Weatherford International Ltd.
06/15/2023	8.250%	243,000	257,082
Total			1,341,265
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	142,000	146,818
Other Industry 0.0%
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	363,000	367,616
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	163,855
03/15/2027	5.375%	182,000	189,280
Total			353,135
Packaging 0.3%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	209,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(e)
05/15/2023	4.625%	213,000	215,194
05/15/2024	7.250%	510,000	548,107
02/15/2025	6.000%	548,000	566,668
Berry Global, Inc.
10/15/2022	6.000%	205,000	214,028
07/15/2023	5.125%	480,000	497,517
Crown Americas LLC/Capital Corp. VI(e)
02/01/2026	4.750%	175,000	176,071
Multi-Color Corp.(e)
11/01/2025	4.875%	297,000	297,955
Novolex (e)
01/15/2025	6.875%	97,000	99,815
Owens-Brockway Glass Container, Inc.(e)
01/15/2025	5.375%	99,000	103,950
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	625,074	635,079
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	397,222
Total			3,960,815
Pharmaceuticals 3.0%
AbbVie, Inc.
05/14/2026	3.200%	1,823,000	1,779,864
Allergan Funding SCS
03/12/2018	2.350%	5,365,000	5,367,755
03/15/2025	3.800%	7,210,000	7,245,783
Amgen, Inc.
06/15/2051	4.663%	6,520,000	7,094,692
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	154,000	153,948
Gilead Sciences, Inc.
03/01/2047	4.150%	3,535,000	3,658,697
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	791,000	813,805
Johnson & Johnson
11/10/2020	1.950%	1,840,000	1,822,362
Mylan NV
06/15/2046	5.250%	585,000	632,995
Pfizer, Inc.
12/15/2046	4.125%	1,190,000	1,270,693
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,295,000	8,191,810
Valeant Pharmaceuticals International, Inc.(e)
05/15/2023	5.875%	633,000	571,648
03/15/2024	7.000%	400,000	425,762
04/15/2025	6.125%	844,000	755,940
11/01/2025	5.500%	207,000	208,588

Columbia Corporate Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/2025	9.000%	52,000	53,468
Total			40,047,810
Property & Casualty 2.1%
Alleghany Corp.
06/27/2022	4.950%	3,341,000	3,561,025
CNA Financial Corp.
05/15/2024	3.950%	13,046,000	13,315,739
HUB International Ltd.(e)
10/01/2021	7.875%	1,165,000	1,211,184
Liberty Mutual Insurance Co.(e)
Subordinated
10/15/2026	7.875%	7,910,000	10,023,868
Total			28,111,816
Railroads 0.3%
CSX Corp.
11/01/2046	3.800%	3,265,000	3,198,440
Norfolk Southern Corp.(e)
08/15/2052	4.050%	1,190,000	1,202,736
Total			4,401,176
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	565,000	555,217
10/15/2025	5.000%	514,000	514,599
IRB Holding Corp.(e),(i)
02/15/2026	6.750%	123,000	124,344
McDonald’s Corp.
12/09/2045	4.875%	3,539,000	4,056,034
Yum! Brands, Inc.
11/01/2043	5.350%	5,950,000	5,625,005
Total			10,875,199
Retail REIT 0.1%
Simon Property Group LP
12/01/2027	3.375%	2,060,000	2,021,499
Retailers 1.8%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	359,000	374,362
CVS Health Corp.
06/01/2021	2.125%	6,910,000	6,707,516
07/20/2022	3.500%	3,955,000	3,984,057
Dollar Tree, Inc.
03/01/2023	5.750%	509,000	531,874
Group 1 Automotive, Inc.
06/01/2022	5.000%	157,000	161,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(e)
12/15/2023	5.250%	127,000	130,661
Hanesbrands, Inc.(e)
05/15/2024	4.625%	137,000	138,713
05/15/2026	4.875%	136,000	137,333
Home Depot, Inc. (The)
09/10/2018	2.250%	1,166,000	1,167,864
L Brands, Inc.
02/01/2028	5.250%	141,000	139,367
11/01/2035	6.875%	310,000	318,245
Lithia Motors, Inc.(e)
08/01/2025	5.250%	54,000	55,755
Lowe’s Companies, Inc.
04/15/2026	2.500%	3,765,000	3,535,083
Penske Automotive Group, Inc.
12/01/2024	5.375%	248,000	252,369
05/15/2026	5.500%	93,000	94,845
Target Corp.
04/15/2046	3.625%	1,855,000	1,785,417
11/15/2047	3.900%	900,000	910,951
Walmart, Inc.
10/09/2019	1.750%	4,610,000	4,572,922
Total			24,999,267
Supermarkets 0.6%
Kroger Co. (The)
02/01/2047	4.450%	6,485,000	6,475,169
01/15/2048	4.650%	1,465,000	1,507,678
Total			7,982,847
Technology 5.3%
Apple, Inc.
11/13/2019	1.800%	12,005,000	11,903,210
02/09/2045	3.450%	6,256,000	5,946,960
Ascend Learning LLC(e)
08/01/2025	6.875%	93,000	96,710
Broadcom Corp./Cayman Finance Ltd.(e)
01/15/2027	3.875%	11,837,000	11,514,477
01/15/2028	3.500%	3,190,000	2,990,456
Camelot Finance SA(e)
10/15/2024	7.875%	186,000	199,726
CDK Global, Inc.(e)
06/01/2027	4.875%	112,000	112,427
Cisco Systems, Inc.
09/20/2019	1.400%	7,310,000	7,204,751
Equinix, Inc.
01/15/2026	5.875%	84,000	89,185
05/15/2027	5.375%	1,182,000	1,240,384

10	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(e)
08/15/2023	5.375%	574,000	593,158
12/01/2023	7.000%	770,000	812,228
01/15/2024	5.750%	895,000	926,875
Gartner, Inc.(e)
04/01/2025	5.125%	510,000	531,028
Informatica LLC(e)
07/15/2023	7.125%	176,000	181,200
Intel Corp.
05/11/2047	4.100%	1,070,000	1,130,499
Iron Mountain, Inc.(e)
09/15/2027	4.875%	189,000	181,141
03/15/2028	5.250%	267,000	259,569
Microsemi Corp.(e)
04/15/2023	9.125%	128,000	143,649
Microsoft Corp.
05/01/2018	1.000%	6,152,000	6,141,191
08/08/2046	3.700%	6,669,000	6,773,803
02/06/2047	4.250%	2,510,000	2,787,149
MSCI, Inc.(e)
11/15/2024	5.250%	447,000	464,548
08/15/2025	5.750%	268,000	283,776
08/01/2026	4.750%	81,000	82,580
Oracle Corp.
07/15/2046	4.000%	2,335,000	2,409,634
11/15/2047	4.000%	2,689,000	2,771,130
PTC, Inc.
05/15/2024	6.000%	281,000	298,481
QUALCOMM, Inc.
05/20/2047	4.300%	1,250,000	1,230,715
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	334,000	334,982
Sensata Technologies UK Financing Co. PLC(e)
02/15/2026	6.250%	200,000	216,301
Symantec Corp.(e)
04/15/2025	5.000%	545,000	554,956
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	340,000	347,595
Vantiv LLC/Vanity Issuer Corp.(e)
11/15/2025	4.375%	150,000	148,717
VeriSign, Inc.
05/01/2023	4.625%	382,000	390,985
07/15/2027	4.750%	345,000	348,475
Total			71,642,651
Tobacco 0.1%
BAT Capital Corp.(e)
08/15/2047	4.540%	1,430,000	1,467,410
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.9%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	421,000	413,712
ERAC U.S.A. Finance LLC(e)
11/15/2024	3.850%	5,064,000	5,157,163
02/15/2045	4.500%	2,760,000	2,800,315
FedEx Corp.
04/01/2046	4.550%	6,170,000	6,663,649
Hertz Corp. (The)(e)
06/01/2022	7.625%	294,000	307,556
United Parcel Service, Inc.
04/01/2021	2.050%	8,335,000	8,210,242
11/15/2047	3.750%	1,520,000	1,537,530
Total			25,090,167
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	3,105,000	3,016,110
Rogers Communications, Inc.
08/15/2018	6.800%	3,622,000	3,711,688
SBA Communications Corp.
09/01/2024	4.875%	891,000	888,647
SFR Group SA(e)
05/01/2026	7.375%	1,192,000	1,174,287
Sprint Communications, Inc.(e)
11/15/2018	9.000%	311,000	325,129
Sprint Communications, Inc.
11/15/2022	6.000%	448,000	446,488
Sprint Corp.
09/15/2021	7.250%	624,000	664,915
06/15/2024	7.125%	46,000	46,595
02/15/2025	7.625%	260,000	269,686
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,101,000	1,193,135
02/01/2026	4.500%	193,000	193,835
02/01/2028	4.750%	241,000	241,900
Vodafone Group PLC
02/19/2043	4.375%	1,635,000	1,645,871
Wind Tre SpA(e)
01/20/2026	5.000%	340,000	309,250
Total			14,127,536
Wirelines 2.4%
AT&T, Inc.
06/15/2045	4.350%	11,402,000	10,502,200
03/01/2047	5.450%	6,450,000	6,859,511

Columbia Corporate Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
03/15/2022	5.800%	45,000	43,915
12/01/2023	6.750%	687,000	669,805
04/01/2025	5.625%	155,000	143,714
Frontier Communications Corp.
01/15/2023	7.125%	144,000	97,941
04/15/2024	7.625%	160,000	105,515
01/15/2025	6.875%	527,000	330,644
Level 3 Financing, Inc.
08/15/2022	5.375%	422,000	427,646
Telecom Italia Capital SA
09/30/2034	6.000%	333,000	371,039
Telecom Italia SpA(e)
05/30/2024	5.303%	171,000	181,188
Verizon Communications, Inc.
03/15/2055	4.672%	12,497,600	12,207,731
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	606,000	615,608
Total			32,556,457
Total Corporate Bonds & Notes (Cost $1,194,347,525)			1,205,230,660

Foreign Government Obligations(j) 0.1%

Canada 0.0%
NOVA Chemicals Corp.(e)
06/01/2024	4.875%	236,000	237,517
06/01/2027	5.250%	136,000	135,676
Total			373,193
Mexico 0.1%
Petroleos Mexicanos
06/27/2044	5.500%	334,000	307,830
09/21/2047	6.750%	666,000	696,284
Total			1,004,114
Total Foreign Government Obligations (Cost $1,340,026)			1,377,307

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(k),(l)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.573%	44,887	45,056
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DigiCert, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	246,000	249,936
Hyland Software, Inc.(k),(l)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.823%	56,794	57,149
Misys Ltd.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	146,424	147,170
Total			499,311
Total Senior Loans (Cost $491,777)			499,311

U.S. Treasury Obligations 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/15/2019	1.375%	30,000,000	29,589,894
11/15/2027	2.250%	5,379,000	5,163,331
08/15/2047	2.750%	6,661,000	6,408,532
Total U.S. Treasury Obligations (Cost $41,680,485)			41,161,757

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(m),(n)	87,417,302	87,417,302
Total Money Market Funds (Cost $87,408,955)		87,417,302
Total Investments (Cost: $1,326,346,440)		1,335,706,506
Other Assets & Liabilities, Net		15,966,326
Net Assets		1,351,672,832

At January 31, 2018, securities and/or cash totaling $1,412,940 were pledged as collateral.
12	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,639	03/2018	USD	188,787,248	—	(3,063,212)
U.S. Treasury Ultra 10-Year Note	18	03/2018	USD	2,375,573	—	(592)
Total					—	(3,063,804)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(542)	03/2018	USD	(81,897,046)	2,557,235	—
U.S. Treasury 10-Year Note	(536)	03/2018	USD	(65,632,005)	1,524,368	—
U.S. Treasury 2-Year Note	(108)	03/2018	USD	(23,093,115)	133,034	—
U.S. Ultra Bond	(32)	03/2018	USD	(5,239,910)	134,262	—
Total					4,348,899	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $214,494,866, which represents 15.87% of net assets.
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(l)	Variable rate security.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	88,021,127	495,996,369	(496,600,194)	87,417,302	(3,683)	7,755	855,827	87,417,302
Abbreviation Legend
PIK	Payment In Kind
Columbia Corporate Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
14	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Financials	20,169	—	—	—	20,169
Corporate Bonds & Notes	—	1,205,221,135	9,525	—	1,205,230,660
Foreign Government Obligations	—	1,377,307	—	—	1,377,307
Senior Loans	—	499,311	—	—	499,311
U.S. Treasury Obligations	41,161,757	—	—	—	41,161,757
Money Market Funds	—	—	—	87,417,302	87,417,302
Total Investments	41,181,926	1,207,097,753	9,525	87,417,302	1,335,706,506
Derivatives
Asset
Futures Contracts	4,348,899	—	—	—	4,348,899
Liability
Futures Contracts	(3,063,804)	—	—	—	(3,063,804)
Total	42,467,021	1,207,097,753	9,525	87,417,302	1,336,991,601
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Columbia Corporate Income Fund | Quarterly Report 2018	15

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 70.1%
Issuer	Shares	Value ($)
Consumer Discretionary 6.8%
Auto Components 0.7%
BorgWarner, Inc.	44,856	2,523,599
Hella GmbH & Co. KGaA	1,548	110,222
Lear Corp.	3,845	742,623
Linamar Corp	42,928	2,534,846
Magna International, Inc.	36,711	2,097,004
Total		8,008,294
Automobiles 0.4%
Fiat Chrysler Automobiles NV	45,059	1,089,076
Fiat Chrysler Automobiles NV(a)	154,366	3,729,952
Total		4,819,028
Diversified Consumer Services 0.3%
Benesse Holdings, Inc.	30,300	1,141,717
H&R Block, Inc.(b)	95,570	2,536,428
Total		3,678,145
Hotels, Restaurants & Leisure 1.6%
Autogrill SpA	36,504	508,054
Darden Restaurants, Inc.(b)	81,817	7,842,159
Domino’s Pizza, Inc.(b)	23,050	4,998,393
Flight Centre Travel Group Ltd.	5,145	211,393
Genting Singapore PLC	3,112,900	3,196,377
Kindred Group PLC	17,149	286,401
Six Flags Entertainment Corp.	26,596	1,796,826
Total		18,839,603
Household Durables 1.0%
Berkeley Group Holdings PLC	15,294	861,224
Electrolux AB, Class B	2,037	71,916
NVR, Inc.(a),(b)	1,507	4,789,502
Persimmon PLC	109,191	3,878,971
PulteGroup, Inc.(b)	19,740	628,324
Toll Brothers, Inc.(b)	21,095	982,605
Total		11,212,542
Internet & Direct Marketing Retail 0.6%
Liberty Interactive Corp., Class A(a)	98,228	2,759,225
Priceline Group, Inc. (The)(a)	442	845,126
Start Today Co., Ltd.	106,100	3,134,970
Total		6,739,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 1.6%
21st Century Fox, Inc., Class A	87,206	3,217,901
CBS Corp., Class B Non Voting(b)	35,469	2,043,369
Comcast Corp., Class A(b)	105,019	4,466,458
Interpublic Group of Companies, Inc. (The)	47,222	1,033,690
Liberty Global PLC, Class C(a),(b)	111,587	3,990,351
Liberty Latin America Ltd., Class C(a),(b)	32,487	736,480
Omnicom Group, Inc.(b)	13,381	1,025,654
Quebecor, Inc., Class B	7,332	143,063
Time Warner, Inc.(b)	23,342	2,225,660
Total		18,882,626
Multiline Retail 0.3%
Canadian Tire Corp., Ltd., Class A	9,235	1,288,620
Dollarama, Inc.	19,774	2,703,733
Total		3,992,353
Specialty Retail 0.2%
Best Buy Co., Inc.(b)	2,441	178,340
CECONOMY AG	3,381	48,630
TJX Companies, Inc. (The)	26,095	2,095,950
Total		2,322,920
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	26,655	878,302
Total Consumer Discretionary		79,373,134
Consumer Staples 3.6%
Beverages 2.3%
Asahi Group Holdings Ltd.	35,900	1,813,757
Coca-Cola Amatil Ltd.	402,949	2,719,866
Coca-Cola Bottlers Japan Holdings, Inc.	43,300	1,533,953
Coca-Cola European Partners PLC(b)	57,192	2,296,831
Dr. Pepper Snapple Group, Inc.(b)	32,494	3,878,159
Heineken Holding NV	26,441	2,806,778
Kirin Holdings Co., Ltd.	63,100	1,580,663
PepsiCo, Inc.(b)	84,213	10,130,824
Total		26,760,831

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.6%
CVS Health Corp.(b)	32,486	2,556,324
Empire Co., Ltd., Class A	74,200	1,435,740
Koninklijke Ahold Delhaize NV	49,636	1,107,411
Loblaw Companies Ltd.	3,200	173,346
Tesco PLC	655,828	1,946,160
Total		7,218,981
Food Products 0.4%
Leroy Seafood Group ASA	81,724	416,629
Nestlé SA, Registered Shares	1,944	167,968
Nomad Foods Ltd.(a),(b)	157,977	2,691,928
SalMar ASA	12,469	339,024
Saputo, Inc.	1,440	49,557
Suedzucker AG	25,032	476,744
Total		4,141,850
Household Products 0.1%
Essity AB, Class B(a)	26,198	784,620
Tobacco 0.2%
Altria Group, Inc.(b)	38,276	2,692,334
Total Consumer Staples		41,598,616
Energy 5.6%
Energy Equipment & Services 0.1%
Superior Energy Services, Inc.(a)	88,940	929,423
Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	47,859	2,873,933
Andeavor	16,250	1,757,600
Cabot Oil & Gas Corp.	37,655	992,209
Caltex Australia Ltd.	8,852	247,767
Cenovus Energy, Inc.	27,008	257,564
Chevron Corp.	10,720	1,343,752
Cimarex Energy Co.	16,439	1,844,456
ConocoPhillips	47,104	2,770,186
Diamondback Energy, Inc.(a)	19,903	2,497,827
EnCana Corp.	58,989	729,449
Energen Corp.(a),(b)	20,172	1,053,584
Enerplus Corp.	167,510	1,902,532
EQT Corp.	45,326	2,460,749
Hurricane Energy PLC(a)	2,719,767	1,393,287
Common Stocks (continued)
Issuer	Shares	Value ($)
Idemitsu Kosan Co., Ltd.	105,400	3,956,570
Jagged Peak Energy, Inc.(a)	63,290	813,277
JXTG Holdings, Inc.	998,600	6,648,281
Marathon Petroleum Corp.(b)	35,491	2,458,462
Neste OYJ	25,045	1,731,348
Parsley Energy, Inc., Class A(a),(b)	109,697	2,588,849
Pioneer Natural Resources Co.	17,168	3,140,199
Royal Dutch Shell PLC, Class A	88,970	3,110,729
Royal Dutch Shell PLC, Class B	22,955	813,512
RSP Permian, Inc.(a)	44,956	1,783,854
Showa Shell Sekiyu KK	36,100	513,202
Targa Resources Corp.	25,949	1,245,552
Total SA	23,075	1,336,035
Valero Energy Corp.(b)	51,528	4,945,142
WildHorse Resource Development Corp.(a)	27,831	495,670
Woodside Petroleum Ltd.	203,401	5,430,593
YPF SA, ADR	41,494	1,002,080
Total		64,138,250
Total Energy		65,067,673
Financials 9.7%
Banks 3.9%
Bank of America Corp.(b)	193,535	6,193,120
BB&T Corp.(b)	25,047	1,382,344
Canadian Imperial Bank of Commerce	8,758	867,683
Citigroup, Inc.(b)	69,780	5,476,335
Citizens Financial Group, Inc.(b)	48,761	2,238,130
DNB ASA	73,555	1,492,301
East West Bancorp, Inc.(b)	24,797	1,634,370
Fifth Third Bancorp(b)	48,644	1,610,116
Huntington Bancshares, Inc.(b)	151,929	2,458,211
Intesa Sanpaolo SpA	186,633	711,826
JPMorgan Chase & Co.(b)	45,564	5,270,388
KeyCorp	109,570	2,344,798
Lloyds Banking Group PLC	1,427,117	1,408,475
National Bank of Canada	49,811	2,585,312
Regions Financial Corp.	121,572	2,337,830
SunTrust Banks, Inc.(b)	24,546	1,735,402

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	13,098	748,420
Wells Fargo & Co.(b)	65,173	4,287,080
Total		44,782,141
Capital Markets 0.9%
Charles Schwab Corp. (The)	31,139	1,660,954
Goldman Sachs Group, Inc. (The)(b)	5,664	1,517,329
Morgan Stanley	11,483	649,364
Raymond James Financial, Inc.(b)	22,154	2,135,424
S&P Global, Inc.	10,417	1,886,519
State Street Corp.(b)	13,864	1,527,397
TD Ameritrade Holding Corp.(b)	29,113	1,624,214
Total		11,001,201
Consumer Finance 1.0%
Capital One Financial Corp.(b)	13,765	1,431,009
Discover Financial Services(b)	42,815	3,416,637
Navient Corp.(b)	99,898	1,423,547
SLM Corp.(a)	187,278	2,142,460
Synchrony Financial	69,125	2,742,880
Total		11,156,533
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a),(b)	11,890	2,548,978
Insurance 2.1%
Ageas	1,334	70,456
Alleghany Corp.(a),(b)	2,620	1,644,574
Allstate Corp. (The)	20,948	2,069,034
American International Group, Inc.	32,355	2,068,132
Aon PLC	10,985	1,561,737
ASR Nederland NV	26,326	1,150,513
Aviva PLC	287,065	2,091,747
Chubb Ltd.	16,059	2,507,613
Everest Re Group Ltd.	4,639	1,066,042
FNF Group(b)	9,674	377,093
Industrial Alliance Insurance & Financial Services, Inc.	4,755	227,660
Marsh & McLennan Companies, Inc.	19,701	1,645,428
Power Corp. of Canada	81,300	2,074,802
Sompo Holdings, Inc.	35,000	1,405,393
Swiss Re AG	13,959	1,376,778
Talanx AG	8,692	384,611
Common Stocks (continued)
Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)(b)	9,428	1,413,446
Xl Group Ltd.	35,622	1,312,314
Total		24,447,373
Mortgage Real Estate Investment Trusts (REITS) 1.6%
AGNC Investment Corp.(b)	473,208	8,891,578
Annaly Capital Management Inc(b)	912,631	9,619,131
Total		18,510,709
Total Financials		112,446,935
Health Care 13.1%
Biotechnology 3.9%
AbbVie, Inc.(b)	98,384	11,040,652
Amgen, Inc.(b)	57,868	10,766,341
Biogen, Inc.(a),(b)	510	177,383
Celgene Corp.(a),(b)	47,009	4,755,430
Gilead Sciences, Inc.(b)	126,732	10,620,142
Regeneron Pharmaceuticals, Inc.(a),(b)	2,764	1,013,421
Shire PLC, ADR	7,047	986,862
United Therapeutics Corp.(a),(b)	42,435	5,474,115
Total		44,834,346
Health Care Equipment & Supplies 2.0%
Align Technology, Inc.(a),(b)	19,817	5,192,054
Baxter International, Inc.(b)	2,509	180,723
Cooper Companies, Inc. (The)(b)	25,720	6,292,912
DiaSorin SpA	3,679	356,049
GN Store Nord	27,490	927,263
Hoya Corp.	15,100	775,582
Koninklijke Philips NV	16,790	684,987
Medtronic PLC(b)	40,332	3,464,116
Straumann Holding AG, Registered Shares	65	49,654
Varian Medical Systems, Inc.(a),(b)	41,256	5,260,140
Total		23,183,480
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.(b)	1,766	176,017
Anthem, Inc.(b)	28,403	7,039,684
Cardinal Health, Inc.(b)	107,590	7,723,886
CIGNA Corp.	8,064	1,680,134
Express Scripts Holding Co.(a),(b)	85,414	6,763,081
Fresenius SE & Co. KGaA	12,870	1,126,182

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Humana, Inc.(b)	32,112	9,050,125
Laboratory Corp. of America Holdings(a),(b)	12,452	2,172,874
McKesson Corp.	8,947	1,510,969
UnitedHealth Group, Inc.	7,776	1,841,201
Universal Health Services, Inc., Class B(b)	11,568	1,405,512
Total		40,489,665
Life Sciences Tools & Services 0.3%
Lonza Group AG, Registered Shares	3,110	865,086
Waters Corp.(a)	11,444	2,467,441
Total		3,332,527
Pharmaceuticals 3.4%
Eli Lilly & Co.(b)	27,155	2,211,775
H Lundbeck A/S	55,382	2,823,378
Jazz Pharmaceuticals PLC(a)	8,072	1,176,413
Johnson & Johnson	39,958	5,521,796
Merck & Co., Inc.(b)	151,285	8,963,636
Novo Nordisk A/S, Class B	37,071	2,061,802
Orion Oyj, Class B	51,384	2,060,604
Pfizer, Inc.(b)	74,413	2,756,258
Recordati SpA	1,479	67,335
Roche Holding AG, Genusschein Shares	42,971	10,593,281
Sanofi, ADR(b)	35,082	1,541,152
UCB SA	2,051	178,759
Total		39,956,189
Total Health Care		151,796,207
Industrials 8.7%
Aerospace & Defense 2.9%
Arconic, Inc.	47,070	1,414,924
BAE Systems PLC	120,667	1,017,694
CAE, Inc.	6,251	115,364
General Dynamics Corp.(b)	16,686	3,712,301
Harris Corp.(b)	35,099	5,594,079
Huntington Ingalls Industries, Inc.(b)	8,851	2,102,467
L3 Technologies, Inc.(b)	7,342	1,559,881
Lockheed Martin Corp.(b)	7,752	2,750,797
Northrop Grumman Corp.(b)	7,925	2,698,700
Raytheon Co.(b)	19,303	4,033,169
Saab AB, Class B	2,721	130,354
Common Stocks (continued)
Issuer	Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A	16,788	1,718,420
Textron, Inc.(b)	66,450	3,898,622
United Technologies Corp.(b)	20,742	2,862,603
Total		33,609,375
Air Freight & Logistics 0.1%
bpost SA	22,853	759,832
Airlines 1.3%
Air Canada(a)	145,235	2,823,227
Delta Air Lines, Inc.	22,792	1,293,902
Deutsche Lufthansa AG, Registered Shares	247,174	8,819,697
Qantas Airways Ltd.	342,877	1,453,080
United Continental Holdings, Inc.(a)	8,445	572,740
WestJet Airlines Ltd.	6,190	123,850
Total		15,086,496
Building Products 0.4%
dorma+kaba Holding AG, Class B Registered Shares	115	105,826
Masco Corp.	50,995	2,277,437
Owens Corning	19,279	1,792,368
Total		4,175,631
Construction & Engineering 0.2%
NCC AB, Class B	6,519	129,306
Tutor Perini Corp.(a)	42,617	1,054,771
VINCI SA	9,466	1,022,468
Total		2,206,545
Electrical Equipment 0.8%
ABB Ltd., ADR	58,931	1,642,407
AMETEK, Inc.(b)	33,986	2,593,132
Eaton Corp. PLC	30,933	2,597,444
EnerSys	11,111	781,214
Philips Lighting NV	31,233	1,229,241
Prysmian SpA	23,553	828,725
Total		9,672,163
Industrial Conglomerates 0.3%
Honeywell International, Inc.(b)	16,934	2,703,852
Rheinmetall AG	10,225	1,445,943
Total		4,149,795

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.0%
Cargotec OYJ, Class B	1,172	68,302
Cummins, Inc.(b)	41,465	7,795,420
Georg Fischer AG, Registered Shares	475	687,940
PACCAR, Inc.	17,062	1,272,143
Parker-Hannifin Corp.	7,780	1,567,048
Yangzijiang Shipbuilding Holdings Ltd.	295,500	359,393
Total		11,750,246
Professional Services 1.4%
Adecco Group AG, Registered Shares	86,596	7,126,783
Hays PLC	424,985	1,220,105
ManpowerGroup, Inc.(b)	37,723	4,956,425
Randstad Holding NV	17,417	1,229,977
Robert Half International, Inc.(b)	24,935	1,443,238
Total		15,976,528
Road & Rail 0.1%
Nippon Express Co., Ltd.	12,700	915,175
Trading Companies & Distributors 0.2%
Air Lease Corp.	14,454	702,754
Bunzl PLC	68,997	2,018,086
Total		2,720,840
Total Industrials		101,022,626
Information Technology 16.4%
Communications Equipment 0.4%
Cisco Systems, Inc.(b)	78,332	3,253,912
CommScope Holding Co., Inc.(a),(b)	27,056	1,045,173
Total		4,299,085
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.(a),(b)	43,290	3,521,209
Avnet, Inc.	14,165	602,013
Belden, Inc.	17,281	1,464,910
CDW Corp.(b)	33,827	2,529,921
Flex Ltd.(a),(b)	254,990	4,592,370
Jabil, Inc.	20,880	530,978
Nippon Electric Glass Co., Ltd.	4,200	173,659
TE Connectivity Ltd.(b)	32,170	3,298,390
Total		16,713,450
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 2.4%
Alibaba Group Holding Ltd., ADR(a),(b)	13,235	2,703,778
Alphabet, Inc., Class A(a),(b)	7,584	8,965,956
Alphabet, Inc., Class C(a)	2,003	2,343,390
Baidu, Inc., ADR(a),(b)	10,218	2,523,029
eBay, Inc.(a),(b)	104,210	4,228,842
Mixi, Inc.	130,800	5,775,624
NetEase, Inc., ADR	4,497	1,439,759
Total		27,980,378
IT Services 1.7%
Alliance Data Systems Corp.	8,373	2,149,014
Amdocs Ltd.(b)	40,823	2,792,293
Capgemini SE	23,495	3,119,754
CGI Group, Inc., Class A(a)	886	50,711
DXC Technology Co.(b)	63,784	6,349,697
Equiniti Group PLC(c)	106,187	408,586
Leidos Holdings, Inc.(b)	48,110	3,204,126
Nets A/S(a)	7,386	203,301
PayPal Holdings, Inc.(a),(b)	12,992	1,108,478
Western Union Co. (The)	54,408	1,131,142
Total		20,517,102
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.(b)	16,951	909,082
ASM International NV	11,379	818,835
Broadcom Ltd.(b)	18,878	4,682,310
Dialog Semiconductor PLC(a)	8,247	250,755
Intel Corp.(b)	3,827	184,232
KLA-Tencor Corp.(b)	31,671	3,477,476
Lam Research Corp.(b)	8,173	1,565,293
Marvell Technology Group Ltd.	150,445	3,509,882
Micron Technology, Inc.(a),(b)	85,742	3,748,640
ON Semiconductor Corp.(a)	112,916	2,793,542
Qorvo, Inc.(a)	7,902	567,127
STMicroelectronics NV	28,824	688,173
Tokyo Electron Ltd.	34,600	6,527,024
Versum Materials, Inc.	35,430	1,303,824
Total		31,026,195

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.4%
CA, Inc.(b)	173,809	6,231,053
Cadence Design Systems, Inc.(a),(b)	86,926	3,899,500
Constellation Software, Inc.	676	436,987
Dell Technologies, Inc. - VMware, Inc., Class V(a),(b)	17,397	1,247,365
Electronic Arts, Inc.(a),(b)	33,998	4,316,386
Micro Focus International PLC, ADR(b)	29,806	901,333
Microsoft Corp.(b)	64,435	6,121,969
Nexon Co., Ltd.(a)	5,900	197,127
Oracle Corp.(b)	97,352	5,022,390
Software AG	17,159	929,483
Synopsys, Inc.(a),(b)	885	81,960
Take-Two Interactive Software, Inc.(a),(b)	5,199	658,557
Temenos Group AG	15,657	2,163,299
VMware, Inc., Class A(a),(b)	56,383	6,979,652
Total		39,187,061
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.(b)	18,464	3,091,427
Brother Industries Ltd.	67,800	1,741,707
Canon, Inc.	98,400	3,926,160
Hewlett Packard Enterprise Co.(b)	217,063	3,559,833
HP, Inc.(b)	415,188	9,682,184
NetApp, Inc.(b)	101,896	6,266,604
Ricoh Co., Ltd.	17,200	169,539
Seagate Technology PLC(b)	45,273	2,499,070
Seiko Epson Corp.	214,000	5,212,744
Western Digital Corp.(b)	54,649	4,862,668
Xerox Corp.(b)	290,254	9,906,369
Total		50,918,305
Total Information Technology		190,641,576
Materials 4.1%
Chemicals 1.4%
Celanese Corp., Class A	11,104	1,201,009
Covestro AG	42,428	4,876,788
DowDuPont, Inc.	17,120	1,293,929
FMC Corp.	12,768	1,166,101
Methanex Corp.	19,098	1,205,503
Nutrien Ltd.(a)	18,929	990,744
Common Stocks (continued)
Issuer	Shares	Value ($)
PQ Group Holdings, Inc.(a)	59,700	975,498
Sika AG	61	528,568
Solvay SA	3,992	577,653
Tosoh Corp.	7,300	168,063
Trinseo SA	18,433	1,519,801
Valvoline, Inc.	61,819	1,523,838
Total		16,027,495
Construction Materials 0.3%
Cemex SAB de CV, ADR(a)	239,473	1,985,231
CRH PLC	43,746	1,622,385
Total		3,607,616
Containers & Packaging 0.8%
Berry Global Group, Inc.(a),(b)	25,434	1,505,439
Billerudkorsnas AB	3,633	55,902
Crown Holdings, Inc.(a)	16,645	966,242
Graphic Packaging Holding Co.(b)	197,754	3,193,727
RPC Group PLC	196,020	2,368,494
WestRock Co.(b)	29,075	1,937,267
Total		10,027,071
Metals & Mining 1.4%
Aurubis AG	5,326	559,020
Barrick Gold Corp.	160,000	2,301,138
BHP Billiton PLC	51,715	1,148,406
BlueScope Steel Ltd.	1	12
Boliden AB	46,407	1,683,158
Glencore PLC	373,596	2,141,427
Ivanhoe Mines Ltd., Class A(a)	252,683	723,125
JFE Holdings, Inc.	6,800	161,666
Lundin Mining Corp.	55,186	398,865
Mitsubishi Materials Corp.	4,600	171,246
Rio Tinto Ltd.	48,098	2,961,310
Salzgitter AG	9,998	603,272
South32 Ltd.	572,032	1,756,634
Steel Dynamics, Inc.	26,637	1,209,320
Stornoway Diamond Corp.(a)	1,688,142	768,585
Total		16,587,184

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.2%
Holmen AB, Class B	5,893	310,359
Svenska Cellulosa AB, Class B	36,439	377,065
West Fraser Timber Co., Ltd.	17,838	1,248,080
Total		1,935,504
Total Materials		48,184,870
Real Estate 0.2%
Real Estate Management & Development 0.2%
Kerry Properties Ltd.	533,500	2,550,658
Wheelock & Co., Ltd.	24,000	187,695
Total		2,738,353
Total Real Estate		2,738,353
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.2%
TDC A/S	95,840	639,679
Telecom Italia SpA, Savings Shares	227,004	173,499
Verizon Communications, Inc.(b)	41,689	2,254,124
Total		3,067,302
Wireless Telecommunication Services 0.2%
Tele2 AB, Class B	14,439	180,600
Vodafone Group PLC	611,309	1,949,453
Total		2,130,053
Total Telecommunication Services		5,197,355
Utilities 1.5%
Electric Utilities 0.5%
American Electric Power Co., Inc.(b)	36,023	2,477,662
Enel SpA	121,358	769,934
Exelon Corp.(b)	68,456	2,636,240
PG&E Corp.(b)	3,833	162,634
Total		6,046,470
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)(b)	159,991	1,849,496
Uniper SE	72,548	2,164,429
Total		4,013,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.6%
A2A SpA	704,544	1,352,327
AGL Energy Ltd.	278,635	5,249,671
Atco Ltd., Class I	9,406	340,145
Total		6,942,143
Total Utilities		17,002,538
Total Common Stocks (Cost $667,317,672)		815,069,883

Limited Partnerships 0.2%

Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Viper Energy Partners LP(b)	74,138	1,793,398
Total Energy		1,793,398
Total Limited Partnerships (Cost $1,142,839)		1,793,398

Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary 0.1%
Auto Components —%
Schaeffler AG	—	19,051	378,799
Automobiles 0.1%
BMW AG	—	9,120	891,115
Total Consumer Discretionary			1,269,914
Total Preferred Stocks (Cost $1,116,465)			1,269,914

Money Market Funds 20.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(d),(e)	240,632,823	240,632,823
Total Money Market Funds (Cost $240,629,820)		240,632,823
Total Investments (Cost $910,206,796)		1,058,766,018

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Investments Sold Short (31.1)

Common Stocks (30.9)%
Issuer	Shares	Value ($)
Consumer Discretionary (4.1)%
Auto Components (0.2)%
Autoliv, Inc.	(12,654)	(1,926,065)
Automobiles (0.7)%
Tesla, Inc.(a)	(19,302)	(6,838,892)
Thor Industries, Inc.	(6,260)	(855,491)
Total		(7,694,383)
Diversified Consumer Services (0.2)%
Chegg, Inc.(a)	(80,912)	(1,401,396)
Houghton Mifflin Harcourt Co.(a)	(98,252)	(825,317)
Total		(2,226,713)
Hotels, Restaurants & Leisure (0.6)%
Cracker Barrel Old Country Store, Inc.	(5,157)	(910,108)
Domino’s Pizza Enterprises Ltd.	(28,759)	(1,108,955)
Domino’s Pizza, Inc.	(3,905)	(846,799)
Norwegian Cruise Line Holdings Ltd.(a)	(16,991)	(1,032,033)
Papa John’s International, Inc.	(17,854)	(1,158,546)
Planet Fitness, Inc., Class A(a)	(20,632)	(696,536)
Wendy’s Co. (The)	(42,812)	(692,698)
Total		(6,445,675)
Internet & Direct Marketing Retail (0.4)%
Wayfair, Inc., Class A(a)	(15,135)	(1,392,571)
Yoox Net-A-Porter Group SpA(a)	(7,328)	(344,362)
Zalando SE(a)	(49,247)	(2,884,708)
Total		(4,621,641)
Leisure Products (0.2)%
Amer Sports Oyj	(32,718)	(923,316)
Mattel, Inc.	(64,915)	(1,028,253)
Polaris Industries, Inc.	(7,664)	(866,109)
Total		(2,817,678)
Media (0.8)%
Altice NV, Class A(a)	(208,989)	(2,245,974)
Altice U.S.A., Inc., Class A(a)	(41,158)	(883,662)
Dentsu, Inc.	(16,700)	(749,320)
Eutelsat Communications SA	(28,755)	(632,618)
Pearson PLC	(168,513)	(1,660,007)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Schibsted ASA, Class A	(14,947)	(480,272)
SES SA FDR	(59,495)	(928,496)
Shaw Communications, Inc., Class B	(25,980)	(567,124)
Telenet Group Holding NV(a)	(7,572)	(582,393)
Vivendi	(33,094)	(970,906)
Total		(9,700,772)
Multiline Retail (0.1)%
Next PLC	(11,593)	(838,159)
Specialty Retail (0.4)%
CarMax, Inc.(a)	(12,356)	(881,848)
Fast Retailing Co., Ltd.	(400)	(179,033)
Fielmann AG	(3,800)	(332,611)
Inditex	(25,560)	(916,161)
Kingfisher PLC	(178,669)	(880,280)
L Brands, Inc.	(16,562)	(829,591)
Murphy U.S.A., Inc.(a)	(12,367)	(1,055,029)
Total		(5,074,553)
Textiles, Apparel & Luxury Goods (0.5)%
Cie Financiere Richemont SA, Class A, Registered Shares	(8,546)	(820,122)
Gildan Activewear, Inc.	(30,591)	(1,039,176)
Gildan Activewear, Inc.	(7,605)	(258,632)
Nike, Inc., Class B	(13,844)	(944,438)
Pandora Media, Inc.	(3,887)	(368,566)
PRADA SpA	(183,400)	(750,210)
Tapestry, Inc.	(21,055)	(990,427)
Under Armour, Inc., Class A(a)	(66,612)	(923,243)
Total		(6,094,814)
Total Consumer Discretionary		(47,440,453)
Consumer Staples (1.0)%
Beverages (0.2)%
Anheuser-Busch InBev SA/NV	(2,981)	(337,315)
Treasury Wine Estates Ltd.	(65,707)	(905,090)
Tsingtao Brewery Co., Ltd., Class H	(88,000)	(490,473)
Total		(1,732,878)

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(11,613)	(1,406,450)
Empire Co., Ltd., Class A	(3,205)	(62,015)
Pricesmart, Inc.	(7,828)	(666,946)
Total		(2,135,411)
Food Products (0.5)%
Aryzta AG	(16,246)	(437,590)
B&G Foods, Inc.	(23,669)	(781,077)
Calbee, Inc.	(29,500)	(1,042,289)
Cal-Maine Foods, Inc.(a)	(22,480)	(956,524)
Chocoladefabriken Lindt & Spruengli AG	(145)	(908,246)
Hain Celestial Group, Inc. (The)(a)	(11,993)	(457,413)
McCormick & Co., Inc.	(9,722)	(1,057,462)
Total		(5,640,601)
Personal Products (0.1)%
Coty, Inc., Class A	(83,752)	(1,642,377)
Total Consumer Staples		(11,151,267)
Energy (5.5)%
Energy Equipment & Services (1.6)%
Core Laboratories NV	(6,677)	(763,181)
Helmerich & Payne	(17,529)	(1,262,614)
National Oilwell Varco, Inc.	(119,600)	(4,386,928)
RPC, Inc.	(40,544)	(818,989)
Saipem SpA(a)	(276,383)	(1,293,993)
SBM Offshore NV	(20,819)	(388,493)
Subsea 7 SA	(10,059)	(156,583)
Tenaris SA	(392,006)	(6,825,896)
Weatherford International PLC(a)	(695,648)	(2,740,853)
Total		(18,637,530)
Oil, Gas & Consumable Fuels (3.9)%
AltaGas, Ltd.	(36,177)	(810,894)
Antero Resources Corp.(a)	(61,753)	(1,199,861)
Apache Corp.	(49,278)	(2,211,104)
Cameco Corp.	(134,102)	(1,233,738)
Cameco Corp.	(94,211)	(867,048)
Carrizo Oil & Gas, Inc.(a)	(58,210)	(1,170,603)
Cheniere Energy, Inc.(a)	(120,716)	(6,827,697)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Continental Resources, Inc.(a)	(80,733)	(4,483,103)
Crescent Point Energy Corp.	(19,700)	(155,358)
Ecopetrol SA, ADR	(56,655)	(1,069,080)
Enbridge, Inc.	(91,458)	(3,348,255)
Hess Corp.	(43,846)	(2,214,661)
Imperial Oil Ltd.	(66,768)	(2,099,121)
Inter Pipeline Ltd.	(6,176)	(118,398)
Keyera Corp.	(18,028)	(507,276)
Kinder Morgan Canada Ltd.(c)	(15,689)	(214,671)
Koninklijke Vopak NV	(13,598)	(614,358)
Lundin Petroleum AB(a)	(133,999)	(3,337,264)
Murphy Oil Corp.	(76,279)	(2,448,556)
Oasis Petroleum, Inc.(a)	(102,068)	(883,909)
Parsley Energy, Inc.(a)	(85,724)	(2,023,086)
Peyto Exploration & Development Corp.	(24,406)	(222,630)
PrairieSky Royalty, Ltd.	(48,290)	(1,195,865)
Range Resources Corp.	(92,617)	(1,319,792)
Tallgrass Energy GP LP	(17,626)	(431,484)
TransCanada Corp.	(48,393)	(2,228,045)
TransCanada Corp.	(40,915)	(1,883,727)
Total		(45,119,584)
Total Energy		(63,757,114)
Financials (3.6)%
Banks (1.9)%
Banco Comercial Portugues SA(a)	(181,046)	(72,401)
Bankinter SA	(89,694)	(1,031,412)
BPER Banca	(183,134)	(1,067,957)
CaixaBank SA	(127,502)	(688,130)
Canadian Western Bank	(43,748)	(1,376,461)
Commonwealth Bank of Australia	(12,608)	(799,925)
Community Bank System, Inc.	(20,777)	(1,107,414)
Cullen/Frost Bankers, Inc.	(7,217)	(767,961)
CVB Financial Corp.	(45,767)	(1,070,948)
First Financial Bankshares, Inc.	(47,109)	(2,188,213)
Glacier Bancorp, Inc.	(25,835)	(1,013,249)
Independent Bank Corp.	(9,999)	(713,429)
Investors Bancorp, Inc.	(52,255)	(715,371)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
M&T Bank Corp.	(3,512)	(670,019)
People’s United Financial, Inc.	(50,273)	(988,870)
Prosperity Bancshares, Inc.	(14,230)	(1,078,634)
Svenska Handelsbanken AB, Class A	(6,265)	(91,154)
Trustmark Corp.	(29,008)	(922,164)
UMB Financial Corp.	(11,031)	(840,341)
UniCredit SpA(a)	(87,329)	(1,924,080)
Unione di Banche Italiane SpA	(78,559)	(406,916)
United Bankshares, Inc.	(21,014)	(773,315)
Valley National Bancorp	(59,914)	(753,119)
Westamerica Bancorporation	(29,537)	(1,753,612)
Total		(22,815,095)
Capital Markets (1.0)%
Banca Generali SpA	(1,427)	(53,434)
Credit Suisse Group AG, Registered Shares	(187,438)	(3,616,853)
Deutsche Bank AG	(126,350)	(2,320,732)
Eaton Vance Corp.	(36,622)	(2,116,752)
Factset Research Systems, Inc.	(4,876)	(978,564)
Financial Engines, Inc.	(22,948)	(652,871)
Hong Kong Exchanges & Clearing Ltd.	(25,200)	(950,688)
WisdomTree Investments, Inc.	(68,405)	(792,814)
Total		(11,482,708)
Consumer Finance (0.1)%
Acom Co., Ltd.(a)	(192,000)	(840,051)
LendingClub Corp.(a)	(112,954)	(413,412)
Total		(1,253,463)
Diversified Financial Services (0.0)%
Element Fleet Management Corp.	(33,155)	(223,729)
Insurance (0.5)%
Arch Capital Group Ltd.(a)	(8,708)	(791,906)
Cincinnati Financial Corp.	(14,576)	(1,120,894)
Markel Corp.(a)	(994)	(1,140,804)
Mercury General Corp.	(18,998)	(929,952)
RLI Corp.	(22,193)	(1,426,122)
Total		(5,409,678)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(55,362)	(783,926)
Total Financials		(41,968,599)
Health Care (2.2)%
Biotechnology (0.6)%
Alkermes PLC(a)	(19,193)	(1,097,264)
Biomarin Pharmaceutical, Inc.(a)	(9,765)	(881,096)
Galapagos NV(a)	(5,888)	(703,099)
Genmab A/S(a)	(4,217)	(772,419)
Swedish Orphan Biovitrum AB(a)	(2,830)	(49,741)
TESARO, Inc.(a)	(53,793)	(3,628,876)
Total		(7,132,495)
Health Care Equipment & Supplies (0.6)%
Coloplast A/S, Class B	(9,975)	(886,260)
ConvaTec Group PLC(c)	(409,181)	(1,174,732)
DENTSPLY SIRONA, Inc.	(11,879)	(722,362)
Insulet Corp.(a)	(9,062)	(693,515)
Nevro Corp.(a)	(8,492)	(681,568)
NuVasive, Inc.(a)	(16,161)	(789,788)
Penumbra, Inc.(a)	(6,743)	(671,603)
West Pharmaceutical Services	(7,633)	(764,827)
Wright Medical Group NV(a)	(33,120)	(753,480)
Total		(7,138,135)
Health Care Technology (0.3)%
Cerner Corp.(a)	(11,002)	(760,568)
Medidata Solutions, Inc.(a)	(17,363)	(1,182,594)
Veeva Systems Inc., Class A(a)	(17,648)	(1,109,353)
Total		(3,052,515)
Pharmaceuticals (0.7)%
Eli Lilly & Co.	(9,578)	(780,128)
Ono Pharmaceutical Co., Ltd.	(41,600)	(1,027,821)
Taisho Pharmaceutical Holdings Co., Ltd.	(11,900)	(969,259)
Valeant Pharmaceuticals International, Inc.(a)	(6,216)	(115,123)
Vifor Pharma AG	(32,953)	(4,850,455)
Total		(7,742,786)
Total Health Care		(25,065,931)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (3.2)%
Aerospace & Defense (0.4)%
Airbus Group SE	(8,053)	(924,834)
Bombardier, Inc., Class B(a)	(84,522)	(239,135)
MTU Aero Engines AG	(8,507)	(1,524,077)
Rolls-Royce Holdings PLC	(116,683)	(1,444,662)
Total		(4,132,708)
Air Freight & Logistics (0.1)%
Panalpina Welttransport Holding AG, Registered Shares	(8,405)	(1,391,577)
Singapore Post, Ltd.	(71,100)	(69,919)
Total		(1,461,496)
Commercial Services & Supplies (0.8)%
Bilfinger SE	(11,908)	(557,962)
Edenred	(66,619)	(2,151,308)
Mobile Mini, Inc.	(31,140)	(1,178,649)
Multi-Color Corp.	(13,312)	(1,031,680)
Ritchie Bros. Auctioneers, Inc.	(44,192)	(1,437,124)
Rollins, Inc.	(17,921)	(884,222)
Stericycle, Inc.(a)	(17,455)	(1,315,409)
Total		(8,556,354)
Construction & Engineering (0.1)%
Boskalis Westminster	(24,531)	(978,871)
WSP Global, Inc.	(2,300)	(111,372)
Total		(1,090,243)
Electrical Equipment (0.1)%
Acuity Brands, Inc.	(7,649)	(1,181,312)
Industrial Conglomerates (0.5)%
General Electric Co.	(370,150)	(5,985,325)
Machinery (0.6)%
Actuant Corp., Class A	(38,438)	(951,341)
GEA Group AG	(24,027)	(1,194,124)
John Bean Technologies Corp.	(10,566)	(1,201,883)
Krones AG	(456)	(63,635)
MAN SE	(482)	(57,329)
Middleby Corp.(a)	(10,116)	(1,378,406)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Sun Hydraulics Corp.	(19,967)	(1,239,551)
Wabtec Corp.	(8,461)	(685,679)
Total		(6,771,948)
Marine (0.1)%
AP Moller - Maersk A/S, Class B	(316)	(564,050)
Kuehne + Nagel International AG, Registered Shares	(4,842)	(889,066)
Total		(1,453,116)
Professional Services (0.2)%
Stantec, Inc.	(13,059)	(379,879)
Verisk Analytics, Inc.(a)	(8,491)	(849,524)
WageWorks, Inc.(a)	(21,285)	(1,288,807)
Total		(2,518,210)
Road & Rail (0.1)%
Heartland Express, Inc.	(32,809)	(744,436)
JB Hunt Transport Services, Inc.	(5,646)	(682,206)
Total		(1,426,642)
Trading Companies & Distributors (0.2)%
Ashtead Group PLC	(74,376)	(2,222,937)
Total Industrials		(36,800,291)
Information Technology (5.2)%
Communications Equipment (1.4)%
Arista Networks, Inc.(a)	(6,048)	(1,668,159)
F5 Networks, Inc.(a)	(4,435)	(641,035)
Palo Alto Networks, Inc.(a)	(40,756)	(6,434,150)
Telefonaktiebolaget LM Ericsson	(1,101,897)	(7,075,723)
Viasat, Inc.(a)	(9,081)	(686,705)
Total		(16,505,772)
Electronic Equipment, Instruments & Components (0.3)%
Knowles Corp.(a)	(82,351)	(1,255,029)
National Instruments Corp.	(32,307)	(1,613,412)
VeriFone Systems, Inc.(a)	(60,271)	(1,065,591)
Total		(3,934,032)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services (0.8)%
2U, Inc.(a)	(23,112)	(1,716,528)
58.Com, Inc., ADR(a)	(14,092)	(1,125,669)
Cimpress NV(a)	(12,968)	(1,652,253)
Costar Group, Inc.(a)	(5,246)	(1,815,693)
Just Eat PLC(a)	(103,925)	(1,202,892)
MINDBODY, Inc., Class A(a)	(36,017)	(1,265,997)
United Internet AG, Registered Shares	(2,398)	(174,764)
Total		(8,953,796)
IT Services (0.3)%
Acxiom Corp.(a)	(66,152)	(1,790,735)
Wex, Inc.(a)	(6,051)	(936,755)
Wipro, Ltd., ADR	(146,320)	(803,297)
Total		(3,530,787)
Semiconductors & Semiconductor Equipment (0.5)%
Advanced Micro Devices, Inc.(a)	(177,670)	(2,441,186)
Cree, Inc.(a)	(36,184)	(1,248,710)
Infineon Technologies AG	(40,826)	(1,186,594)
Nvidia Corp.	(1,380)	(339,204)
United Microelectronics Corp., ADR	(375,854)	(917,084)
Total		(6,132,778)
Software (1.9)%
ACI Worldwide, Inc.(a)	(99,355)	(2,328,881)
Blackbaud, Inc.	(15,099)	(1,446,786)
Dassault Systemes	(14,597)	(1,683,255)
Ellie Mae, Inc.(a)	(13,226)	(1,236,631)
Guidewire Software, Inc.(a)	(10,814)	(859,172)
HubSpot, Inc.(a)	(14,421)	(1,399,558)
Manhattan Associates, Inc.(a)	(30,811)	(1,627,437)
Nintendo Co., Ltd.	(4,300)	(1,947,534)
Oracle Corp Japan	(13,700)	(1,106,531)
Proofpoint, Inc.(a)	(12,514)	(1,276,678)
Salesforce.com, Inc.(a)	(8,197)	(933,720)
Snap, Inc.(a)	(124,888)	(1,688,486)
Ultimate Software Group, Inc.(a)	(7,593)	(1,768,334)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Workday, Inc., Class A(a)	(11,828)	(1,418,059)
Zendesk, Inc.(a)	(34,007)	(1,309,950)
Total		(22,031,012)
Total Information Technology		(61,088,177)
Materials (2.8)%
Chemicals (0.7)%
Air Liquide SA	(8,973)	(1,209,293)
Balchem Corp.	(12,887)	(1,018,073)
CF Industries Holdings, Inc.	(6,914)	(293,430)
Christian Hansen Holding A/S	(6,016)	(525,879)
HB Fuller Co.	(25,480)	(1,321,138)
Hexpol AB	(12,953)	(138,983)
International Flavors & Fragrances, Inc.	(4,988)	(749,696)
Newmarket Corp.	(3,418)	(1,358,963)
Novozymes A/S, Class B	(18,527)	(1,027,647)
OCI NV(a)	(6,188)	(156,804)
Quaker Chemical Corp.	(4,754)	(731,641)
Yara International ASA	(1,887)	(90,692)
Total		(8,622,239)
Construction Materials (0.8)%
Buzzi Unicem SpA	(4,797)	(140,853)
James Hardie Industries PLC	(68,065)	(1,191,094)
Martin Marietta Materials, Inc.	(8,727)	(1,991,240)
Vulcan Materials Co.	(46,491)	(6,294,881)
Total		(9,618,068)
Containers & Packaging (0.4)%
AptarGroup, Inc.	(19,959)	(1,744,816)
Ball Corp.	(23,225)	(889,053)
Greif, Inc., Class A	(18,407)	(1,088,222)
Huhtamaki OYJ	(3,126)	(133,393)
Sonoco Products Co.	(14,707)	(798,737)
Total		(4,654,221)
Metals & Mining (0.9)%
Agnico Eagle Mines Ltd.	(9,046)	(427,957)
Barrick Gold Corp.	(7,185)	(103,335)
Eldorado Gold Corp.	(188,530)	(243,709)
First Quantum Minerals Ltd.	(378,651)	(5,645,902)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Franco-Nevada Corp.	(8,458)	(646,728)
Goldcorp, Inc.	(41,387)	(592,541)
Turquoise Hill Resources Ltd.(a)	(228,900)	(697,866)
Wheaton Precious Metals Corp.	(52,983)	(1,144,519)
Yamana Gold, Inc.	(118,451)	(409,282)
Total		(9,911,839)
Total Materials		(32,806,367)
Real Estate (1.8)%
Equity Real Estate Investment Trusts (REITS) (1.8)%
Colony NorthStar, Inc., Class A	(15,679)	(140,797)
Equinix, Inc.	(6,118)	(2,784,852)
Extra Space Storage, Inc.	(12,876)	(1,074,889)
Invitation Homes, Inc.	(203,727)	(4,581,820)
Iron Mountain, Inc.	(29,793)	(1,043,649)
Lamar Advertising Co., Class A	(14,590)	(1,050,480)
Public Storage	(5,349)	(1,047,120)
SBA Communications Corp.(a)	(33,778)	(5,894,261)
VEREIT, Inc.	(332,294)	(2,392,517)
Washington Prime Group, Inc.	(201,014)	(1,322,672)
Total		(21,333,057)
Total Real Estate		(21,333,057)
Telecommunication Services (1.4)%
Diversified Telecommunication Services (0.9)%
CenturyLink, Inc.	(19,971)	(355,683)
Cogent Communications Group	(37,057)	(1,671,271)
Frontier Communications Corp.	(13,340)	(109,255)
TalkTalk Telecom Group PLC	(199,711)	(337,436)
Telefonica SA	(27,063)	(277,301)
Telefonica SA, ADR	(62,015)	(635,033)
Zayo Group Holdings, Inc.(a)	(187,047)	(6,864,625)
Total		(10,250,604)
Wireless Telecommunication Services (0.5)%
Millicom International Cellular SA, SDR	(7,727)	(576,100)
Softbank Corp.	(58,200)	(4,835,717)
Sprint Corp.(a)	(132,347)	(705,410)
Total		(6,117,227)
Total Telecommunication Services		(16,367,831)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.1)%
Electric Utilities (0.1)%
El Paso Electric Co.	(16,050)	(837,810)
IDACORP, Inc.	(10,101)	(871,514)
Total		(1,709,324)
Multi-Utilities (0.0)%
Canadian Utilities Ltd., Class A	(1,871)	(55,385)
Total Utilities		(1,764,709)
Total Common Stocks (Proceeds $323,110,435)		(359,543,796)

Limited Partnerships (0.1)%

Energy (0.1)%
Oil, Gas & Consumable Fuels (0.1)%
Tallgrass Energy Partners LP	(19,860)	(873,840)
Total Energy		(873,840)
Total Limited Partnerships (Proceeds $927,987)		(873,840)

Preferred Stocks (0.1)%
Issuer	Coupon Rate	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	—	(5,818)	(695,246)
Total Health Care			(695,246)
Total Preferred Stocks (Proceeds $489,456)			(695,246)
Total Investments Sold Short (Proceeds $324,527,878)			(361,112,882)

Total Investments, Net of Investments Sold Short	697,653,136
Other Assets & Liabilities, Net	464,403,724
Net Assets	1,162,056,860

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
At January 31, 2018, securities and/or cash totaling $775,084,784 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
80,000 AUD	61,107 USD	Citi	03/21/2018	—	(3,347)
841,000 CAD	658,937 USD	Citi	03/21/2018	—	(25,171)
361,000 CHF	369,756 USD	Citi	03/21/2018	—	(19,507)
3,000 DKK	502 USD	Citi	03/21/2018	—	—
6,896,000 DKK	1,106,341 USD	Citi	03/21/2018	—	(47,750)
1,829,000 EUR	2,225,895 USD	Citi	03/21/2018	—	(51,827)
461,000 GBP	621,446 USD	Citi	03/21/2018	—	(34,280)
5,000 NOK	650 USD	Citi	03/21/2018	—	—
2,604,000 NOK	319,166 USD	Citi	03/21/2018	—	(19,114)
173,000 SEK	22,183 USD	Citi	03/21/2018	160	—
3,068,000 SEK	368,106 USD	Citi	03/21/2018	—	(22,468)
30,000 SGD	22,890 USD	Citi	03/21/2018	—	(1)
4,444,049 USD	5,871,000 AUD	Citi	03/21/2018	286,048	—
6,757,947 USD	8,616,000 CAD	Citi	03/21/2018	250,696	—
5,694,388 USD	5,572,000 CHF	Citi	03/21/2018	313,852	—
1,755,452 USD	10,824,000 DKK	Citi	03/21/2018	56,016	—
19,418,649 USD	16,243,000 EUR	Citi	03/21/2018	809,367	—
18,682 USD	15,000 EUR	Citi	03/21/2018	—	(1)
11,819,889 USD	8,798,000 GBP	Citi	03/21/2018	694,372	—
2,314,355 USD	18,049,000 HKD	Citi	03/21/2018	—	(4,562)
284,734 USD	994,000 ILS	Citi	03/21/2018	6,552	—
454,084 USD	3,647,000 NOK	Citi	03/21/2018	19,689	—
104,199 USD	152,000 NZD	Citi	03/21/2018	7,760	—
2,387,486 USD	19,814,000 SEK	Citi	03/21/2018	134,952	—
1,146 USD	9,000 SEK	Citi	03/21/2018	—	—
1,199,253 USD	1,616,000 SGD	Citi	03/21/2018	33,823	—
39,269,000 JPY	351,040 USD	Citi	03/22/2018	—	(9,627)
16,160,128 USD	1,805,472,000 JPY	Citi	03/22/2018	422,271	—
Total				3,035,558	(237,655)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam IDX	23	02/2018	EUR	2,571,170	—	(6,646)
CAC40 Index	102	02/2018	EUR	5,590,110	—	(45,192)
DAX Index	13	03/2018	EUR	4,283,988	22,067	—
FTSE 100 Index	94	03/2018	GBP	7,018,980	54,318	—
FTSE/MIB Index	8	03/2018	EUR	939,840	40,829	—
Hang Seng Index	11	02/2018	HKD	18,064,200	—	(10,215)
IBEX 35 Index	15	02/2018	EUR	1,565,955	—	(10,544)
MSCI Singapore IX ETS	30	02/2018	SGD	1,209,150	—	(11,987)
OMXS30 Index	118	02/2018	SEK	18,762,000	—	(47,551)
S&P 500 E-mini	644	03/2018	USD	90,990,760	5,608,528	—
S&P/TSE 60 Index	31	03/2018	CAD	5,846,600	—	(49,600)
SPI 200 Index	33	03/2018	AUD	4,934,325	—	(28,363)
TOPIX Index	78	03/2018	JPY	1,434,810,000	329,113	—
Total					6,054,855	(210,098)

14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a master portfolio swap with JPMorgan†	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	167,590,622	(1,018,415)	—	—	—	—	(1,018,415)
1-month HKD HIBOR minus 0.500%	Total Return on China Resources Beer Holdings Co., Ltd.	Monthly	Macquarie	09/18/2018	HKD	8,832,000	86,441	202	—	—	86,643	—
1-month HKD HIBOR minus 7.000%	Total Return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	09/18/2018	HKD	14,473,872	57,660	(4,612)	—	—	53,048	—
1-month HKD HIBOR minus 0.500%	Total return on Hang Seng Bank Ltd.	Monthly	Macquarie	09/18/2018	HKD	5,378,960	12,847	123	—	—	12,970	—
1-month HKD HIBOR minus 1.000%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/18/2018	HKD	6,585,078	4,522	(22)	—	—	4,500	—
1-month USD LIBOR minus 0.750%	Total return on Innolux Corp.	Monthly	Macquarie	09/18/2018	USD	1,033,876	(12,133)	347	—	—	—	(11,786)
Total return on Samsung Electronics Co., Ltd.	1-month USD LIBOR plus 0.800%	Monthly	Macquarie	09/18/2018	USD	5,643,909	(36,658)	(5,541)	—	—	—	(42,199)
1-month USD LIBOR minus 7.000%	Total return on AU Optronics Corp.	Monthly	Macquarie	09/18/2018	USD	1,448,662	(110,938)	(3,286)	—	—	—	(114,224)
Total return on a master portfolio swap with Morgan Stanley International†	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/30/2019	USD	744,332,324	(485,913)	—	—	—	—	(485,913)
Total							(1,502,587)	(12,789)	—	—	157,161	(1,672,537)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore IX ETS Feb 18	Morgan Stanley International	02/2018	SGD	40,305	—	—	—	(532)
Swiss Market Index Mar 18	Morgan Stanley International	03/2018	CHF	4,629,000	—	—	—	(42,941)
Total					—	—	—	(43,473)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $(980,817), which represents (0.08)% of net assets.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	187,098,394	345,808,778	(292,274,349)	240,632,823	25	2,500	1,815,903	240,632,823
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	61,315,005	18,058,129	—	—	79,373,134
Consumer Staples	25,905,043	15,693,573	—	—	41,598,616
Energy	39,886,349	25,181,324	—	—	65,067,673
Financials	102,354,835	10,092,100	—	—	112,446,935
Health Care	129,226,245	22,569,962	—	—	151,796,207
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	70,454,699	30,567,927	—	—	101,022,626
Information Technology	158,335,806	32,305,770	—	—	190,641,576
Materials	26,113,442	22,071,428	—	—	48,184,870
Real Estate	—	2,738,353	—	—	2,738,353
Telecommunication Services	2,254,124	2,943,231	—	—	5,197,355
Utilities	7,466,177	9,536,361	—	—	17,002,538
Total Common Stocks	623,311,725	191,758,158	—	—	815,069,883
Limited Partnerships
Energy	1,793,398	—	—	—	1,793,398
Preferred Stocks
Consumer Discretionary	—	1,269,914	—	—	1,269,914
Money Market Funds	—	—	—	240,632,823	240,632,823
Total Investments	625,105,123	193,028,072	—	240,632,823	1,058,766,018
Investments Sold Short
Common Stocks
Consumer Discretionary	(28,843,984)	(18,596,469)	—	—	(47,440,453)
Consumer Staples	(7,030,264)	(4,121,003)	—	—	(11,151,267)
Energy	(51,140,527)	(12,616,587)	—	—	(63,757,114)
Financials	(28,104,866)	(13,863,733)	—	—	(41,968,599)
Health Care	(14,632,145)	(10,433,786)	—	—	(25,065,931)
Industrials	(22,765,940)	(14,034,351)	—	—	(36,800,291)
Information Technology	(46,710,884)	(14,377,293)	—	—	(61,088,177)
Materials	(28,191,729)	(4,614,638)	—	—	(32,806,367)
Real Estate	(21,333,057)	—	—	—	(21,333,057)
Telecommunication Services	(10,341,277)	(6,026,554)	—	—	(16,367,831)
Utilities	(1,764,709)	—	—	—	(1,764,709)
Total Common Stocks	(260,859,382)	(98,684,414)	—	—	(359,543,796)
Limited Partnerships
Energy	(873,840)	—	—	—	(873,840)
Preferred Stocks
Health Care	—	(695,246)	—	—	(695,246)
Total Investments Sold Short	(261,733,222)	(99,379,660)	—	—	(361,112,882)
Total Investments, Net of Investments Sold Short	363,371,901	93,648,412	—	240,632,823	697,653,136
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,035,558	—	—	3,035,558
Futures Contracts	6,054,855	—	—	—	6,054,855
Swap Contracts	—	157,161	—	—	157,161
Liability
Forward Foreign Currency Exchange Contracts	—	(237,655)	—	—	(237,655)
Futures Contracts	(210,098)	—	—	—	(210,098)
Swap Contracts	—	(1,716,010)	—	—	(1,716,010)
Total	369,216,658	94,887,466	—	240,632,823	704,736,947
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	19

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/2032	2.510%	730,733	723,890
Series 2012-20G Class 1
07/01/2032	2.380%	1,103,973	1,085,009
Series 2012-20L Class 1
12/01/2032	1.930%	1,258,950	1,216,757
Series 2013-20A Class 1
01/01/2033	2.130%	2,768,268	2,687,576
Series 2013-20C Class 1
03/01/2033	2.220%	6,645,128	6,472,614
Series 2014-20D Class 1
04/01/2034	3.110%	3,027,718	3,040,586
Series 2014-20F Class 1
06/01/2034	2.990%	3,221,940	3,180,100
Series 2015-20C Class 1
03/01/2035	2.720%	1,290,103	1,276,766
Series 2016-20F Class 1
06/01/2036	2.180%	12,977,894	12,313,872
Series 2016-20K Class 1
11/01/2036	2.570%	8,467,862	8,256,165
Series 2016-20L Class 1
12/01/2036	2.810%	10,364,619	10,218,154
Series 2017-20D Class 1
04/01/2037	2.840%	13,238,603	13,144,720
Series 2017-20E Class 1
05/01/2037	2.880%	820,665	817,284
Series 2017-20F Class 1
06/01/2037	2.810%	6,317,504	6,253,792
Series 2017-20G Class 1
07/01/2037	2.980%	5,464,105	5,405,690
Series 2017-20H Class 1
08/01/2037	2.750%	4,816,000	4,749,579
Series 2017-20I Class 1
09/01/2037	2.590%	8,420,000	8,239,162
Series 2017-20K Class 1
11/01/2037	2.790%	8,581,000	8,406,275
Total Asset-Backed Securities — Agency (Cost $99,402,879)			97,487,991

Asset-Backed Securities — Non-Agency 25.6%

Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	4,330,000	4,326,905
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIV Ltd.(a),(b),(c)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	0.000%	14,625,000	14,625,000
American Express Credit Account Master Trust
Series 2017-7 Class A
05/15/2025	2.350%	9,400,000	9,228,786
AmeriCredit Automobile Receivables Trust(c)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.700% 10/08/2019	2.255%	133,896	133,906
ARES XLVI CLO Ltd.(a),(c)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.059%	7,780,000	7,787,344
ARI Fleet Lease Trust(a)
Series 2017-A Class A2
04/15/2026	1.910%	1,500,000	1,494,114
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	1,290,000	1,287,530
Birchwood Park CLO Ltd.(a),(c)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	2.902%	2,500,000	2,507,385
BMW Floorplan Master Owner Trust(a),(c)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.060%	1,200,000	1,205,123
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	1,285,781	1,283,982
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	5,640,000	5,597,877
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	9,995,000	9,990,013
Series 2017-A3 Class A3
01/15/2025	2.430%	1,800,000	1,781,200
Carlyle Group LP(a),(b),(c)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	2.750%	11,810,000	11,810,000
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	1,607,329	1,604,457
Series 2017-2 Class A2
06/15/2020	1.630%	8,192,030	8,174,308

Columbia Total Return Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding II LLC(a),(c)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.560%	3,676,321	3,695,116
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	1.900%	4,425,000	4,429,594
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	1.900%	5,390,000	5,393,413
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	360,797	360,536
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	16,480,940	16,476,537
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	5,250,000	5,222,982
CNH Equipment Trust
Series 2015-B Class A3
07/15/2020	1.370%	487,688	486,683
Conn’s Receivables Funding LLC(a)
Series 2017-A Class A
07/15/2019	2.730%	2,386,248	2,387,353
Series 2017-A Class B
02/15/2020	5.110%	1,500,000	1,519,591
Series 2017-B Class A
07/15/2020	2.730%	22,512,557	22,501,613
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	6,600,000	6,624,696
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	8,393,352	8,386,510
Series 2017-NP2 Class B
01/16/2024	3.500%	2,500,000	2,493,131
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/2018	1.430%	235,572	235,487
Series 2017-1 Class A2
06/24/2019	1.860%	1,475,000	1,473,579
Dell Equipment Finance Trust(a),(c)
Series 2017-2 Class A2B
1-month USD LIBOR + 0.300% 02/24/2020	1.861%	2,240,000	2,240,975
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	8,610,000	8,507,674
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/2040	2.890%	3,023,753	2,991,834
Dryden 33 Senior Loan Fund(a),(c)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.152%	9,000,000	9,066,591
Dryden 57 CLO Ltd.(a),(b),(c),(d),(e)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.000%	7,000,000	7,000,000
Enterprise Fleet Financing LLC(a)
Series 2015-1 Class A2
09/20/2020	1.300%	39,106	39,096
Series 2015-2 Class A2
02/22/2021	1.590%	944,422	943,870
Series 2016-2 Class A2
02/22/2022	1.740%	1,906,237	1,900,228
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	2,410,000	2,403,631
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	5,695,000	5,682,038
Series 2016-1 Class A
08/15/2027	2.310%	11,955,000	11,830,874
Series 2016-2 Class A
12/15/2027	2.030%	19,300,000	18,900,486
Series 2017-1 Class A
08/15/2028	2.620%	17,000,000	16,861,775
Series 2017-2 Class A
03/15/2029	2.360%	3,300,000	3,224,024
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	6,000,000	5,901,590
GM Financial Automobile Leasing Trust
Series 2016-3 Class A2A
02/20/2019	1.350%	1,295,514	1,294,364
Series 2017-3 Class A2A
01/21/2020	1.720%	2,850,000	2,835,887
GMF Floorplan Owner Revolving Trust(a),(c)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.410%	3,440,000	3,465,951
Goldentree Loan Opportunities XI Ltd.(a),(c)
Series 2015-11A Class AR2
3-month USD LIBOR + 1.070% 01/18/2031	2.804%	10,500,000	10,501,953

2	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.084%	5,000,000	5,001,885
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	702,950	701,626
Hertz Fleet Lease Funding LP(a),(c)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.124%	3,203,560	3,203,566
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.532%	6,856,175	6,876,902
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.204%	3,020,000	3,026,308
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	6,800,000	6,784,914
Series 2015-3A Class A
09/25/2021	2.670%	2,870,000	2,829,342
Series 2016-1A Class A
03/25/2020	2.320%	2,600,000	2,584,601
Series 2016-2A Class A
03/25/2022	2.950%	7,730,000	7,708,983
Hyundai Floorplan Master Owner Trust(a),(c)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.460%	1,425,000	1,431,347
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/2019	1.250%	821,238	820,132
Madison Park Funding XXVII Ltd.(a),(b),(c),(d),(e)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.000%	21,000,000	21,000,000
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	19,300,000	19,276,738
Series 2018-1A Class B
03/15/2028	3.190%	4,900,000	4,889,064
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	542,401	541,972
Series 2017-A Class A2A
08/15/2019	1.530%	7,508,714	7,495,532
MMAF Equipment Finance LLC(a)
Series 2017-AA Class A2
05/18/2020	1.730%	924,000	922,293
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/2051	3.214%	5,400,000	5,367,075
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	567,759	563,917
NextGear Floorplan Master Owner Trust(a),(c)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	2.240%	2,420,000	2,424,176
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	1,357,616	1,356,465
Nissan Master Owner Trust Receivables(c)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.870%	8,610,000	8,620,008
NRZ Excess Spread-Collateralized Notes(a),(b),(d)
Series 2018-PLS1 Class A
01/25/2023	3.193%	11,400,000	11,409,793
Series 2018-PLS1 Class C
01/25/2023	3.981%	11,000,000	11,000,000
Octagon Investment Partners 35 Ltd.(a),(b),(c),(e)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.100%	9,350,000	9,350,000
Octagon Investment Partners XXII Ltd.(a),(c)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.195%	22,000,000	22,000,000
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/2048	2.521%	7,500,000	7,488,281
Series 2017-T1 Class AT1
09/15/2048	2.499%	2,410,000	2,410,374
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	656,355	656,141
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	4,894,494	4,914,865
Series 2015-2A Class A
07/18/2025	2.570%	4,237,810	4,232,892
OZLM Funding IV Ltd.(a),(c)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.995%	1,000,000	1,033,308

Columbia Total Return Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XXI(a),(b),(c)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.500%	12,900,000	12,900,000
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.750%	11,475,000	11,475,000
Prosper Marketplace Issuance Trust(a)
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	1,000,000	1,017,571
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,542,184	1,518,851
SoFi Consumer Loan Program Trust(a),(e)
Series 2018-1 Class A1
02/25/2027	2.600%	11,500,000	11,499,254
Series 2018-1 Class A2
02/25/2027	3.140%	5,200,000	5,199,089
SoFi Professional Loan Program LLC(a),(b),(d),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	2	1,120,000
Series 2016-A Class RIO
01/25/2038	0.000%	3	876,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	2,480,000
Series 2016-B Class RC
04/25/2037	0.000%	1	472,500
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	4,706,002	4,698,170
SoFi Professional Loan Program LLC(a),(b),(f),(g)
Series 2017-A Class R
03/26/2040	0.000%	12,500	837,500
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	5,400,000	5,413,687
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/2049	2.750%	7,500,000	7,433,567
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2016-T1 Class AT1
11/16/2048	2.530%	1,500,000	1,500,234
Stewart Park CLO Ltd.(a),(b),(c)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	2.972%	4,000,000	4,005,000
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% 01/15/2030	3.092%	5,828,571	5,835,857
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO V Ltd.(a),(c)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.472%	3,929,655	3,931,872
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	6,400,000	6,318,236
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	240,102	239,752
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	3,678,817	3,660,083
Voya Ltd.(a),(c)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.172%	10,000,000	10,059,030
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	3,968,115	3,910,070
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/2024	1.270%	230,065	229,870
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	11,475,000	11,432,188
Series 2015-B Class A
06/17/2024	2.550%	10,735,000	10,692,869
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	697,144	697,050
Total Asset-Backed Securities — Non-Agency (Cost $598,917,164)			597,493,392

Commercial Mortgage-Backed Securities - Agency 3.0%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/2022	2.510%	4,910,000	4,859,614
Series K027 Class A2
01/25/2023	2.637%	4,161,000	4,141,699
Series K722 Class A2
03/25/2023	2.406%	3,000,000	2,951,686
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(h)
Series 2017-K070 Class A2
11/25/2027	3.303%	13,745,000	13,956,738
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	14,000,000	14,183,527

4	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	22,471,126
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	8,000,000	7,975,074
Total Commercial Mortgage-Backed Securities - Agency (Cost $71,638,091)			70,539,464

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,511,259	1,541,059
Series 2015-SFR2 Class A
10/17/2045	3.732%	4,400,913	4,496,858
Capmark Mortgage Securities, Inc.(h),(i)
CMO Series 1997-C1 Class X
07/15/2029	1.559%	883,170	16,283
CHT 2017-COSMO Mortgage Trust(a),(c)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.060%	10,000,000	10,001,733
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	4.559%	13,000,000	13,013,421
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,169,221
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	7,820,000	8,135,717
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,600,000	2,638,133
Series 2015-LC19 Class A4
02/10/2048	3.183%	2,140,000	2,130,049
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	2,285,000	2,052,105
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,500,000	1,246,715
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	7,700,000	7,892,970
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/2044	4.537%	10,865,000	11,349,798
Series 2017-BRBK Class A
10/10/2034	3.452%	3,300,000	3,319,779
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	1,140,697	1,157,934
Hilton U.S.A. Trust(a)
Series 2016-HHV Class A
11/05/2038	3.719%	4,700,000	4,725,719
Series 2016-SFP Class A
11/05/2035	2.828%	3,000,000	2,927,255
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,500,000	1,521,304
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,180,507
Houston Galleria Mall Trust(a)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	3,000,000	2,916,008
Invitation Homes Trust(a),(c)
Subordinated, Series 2015-SFR2 Class E
1-month USD LIBOR + 3.150% 06/17/2032	4.710%	749,000	754,862
Subordinated, Series 2015-SFR2 Class F
1-month USD LIBOR + 3.700% 06/17/2032	5.260%	800,000	808,700
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,519,928
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	764,913
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.994%	5,990,000	6,253,422
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,475,789
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	4,080,000	4,210,490
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,412,424	4,324,573
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	1,170,772	1,170,772
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,528,774

Columbia Total Return Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C5 Class A4
03/10/2046	3.185%	6,790,000	6,832,027
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $123,771,912)			120,076,818

Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(b),(d),(j),(k)	2,725	—
WMIH Corp.(j)	54,217	51,127
Total		51,127
Total Financials		51,127
Industrials —%
Airlines —%
United Continental Holdings, Inc.(j)	1,493	101,255
Total Industrials		101,255
Total Common Stocks (Cost $1,511,104)		152,382

Corporate Bonds & Notes 23.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Bombardier, Inc.(a)
12/01/2021	8.750%	162,000	180,593
12/01/2024	7.500%	538,000	565,499
Lockheed Martin Corp.
12/15/2042	4.070%	1,790,000	1,844,912
09/15/2052	4.090%	2,110,000	2,159,923
Northrop Grumman Corp.
06/01/2018	1.750%	2,065,000	2,064,389
01/15/2025	2.930%	5,840,000	5,681,969
01/15/2028	3.250%	3,625,000	3,556,625
10/15/2047	4.030%	805,000	816,668
TransDigm, Inc.
06/15/2026	6.375%	1,344,000	1,378,771
Total			18,249,349
Automotive 0.5%
Delphi Technologies PLC(a)
10/01/2025	5.000%	160,000	159,442
Ford Motor Co.
02/01/2029	6.375%	1,857,000	2,154,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schaeffler Finance BV(a)
05/15/2023	4.750%	7,720,000	7,901,103
Unifin Financiera SAB de CV SOFOM ENR(a)
01/15/2025	7.000%	1,440,000	1,473,722
Total			11,688,757
Banking 2.3%
Ally Financial, Inc.
09/30/2024	5.125%	268,000	283,055
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,555,000	1,688,882
Banco Mercantil del Norte SA(a),(l)
Subordinated
10/04/2031	5.750%	1,240,000	1,258,691
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	3,325,000	3,452,860
BBVA Bancomer SA(a),(l)
Subordinated
11/12/2029	5.350%	1,405,000	1,407,932
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,466,129
Discover Financial Services
04/27/2022	5.200%	3,712,000	3,948,547
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	8,382,000	8,490,832
JPMorgan Chase & Co.(l)
02/01/2028	3.782%	365,000	371,367
JPMorgan Chase & Co.(c)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.331%	18,886,000	17,300,822
SunTrust Capital III(c)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	2.239%	2,917,000	2,711,506
U.S. Bancorp
Subordinated
04/27/2026	3.100%	3,025,000	2,945,388
Washington Mutual Bank(b),(d),(m)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	3,728,641
Total			53,095,721

6	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	245,000	253,298
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	534,000	563,214
Beacon Escrow Corp.(a)
11/01/2025	4.875%	353,000	351,505
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	169,000	177,848
Cemex SAB de CV(a)
04/16/2026	7.750%	2,465,000	2,786,857
Core & Main LP(a)
08/15/2025	6.125%	80,000	80,913
HD Supply, Inc.(a)
04/15/2024	5.750%	203,000	217,154
James Hardie International Finance DAC(a)
01/15/2025	4.750%	275,000	278,748
Total			4,456,239
Cable and Satellite 0.4%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	816,000	833,375
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	1,614,000	1,662,798
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	425,000	496,680
CSC Holdings LLC(a)
10/15/2025	6.625%	524,000	560,238
02/01/2028	5.375%	850,000	847,866
DISH DBS Corp.
07/01/2026	7.750%	1,398,000	1,439,237
Radiate Holdco LLC/Finance, Inc.(a)
02/15/2023	6.875%	91,000	91,672
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	223,000	217,602
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	139,000	143,535
08/01/2027	5.000%	921,000	915,772
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	528,000	541,379
Videotron Ltd.(a)
04/15/2027	5.125%	155,000	160,653
Virgin Media Finance PLC(a)
01/15/2025	5.750%	140,000	141,099
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	370,000	376,350
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	329,668
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	563,000	558,920
Total			9,316,844
Chemicals 0.5%
Angus Chemical Co.(a)
02/15/2023	8.750%	165,000	169,298
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	431,000	441,847
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	279,000	288,748
Chemours Co. (The)
05/15/2023	6.625%	208,000	219,484
INEOS Group Holdings SA(a)
08/01/2024	5.625%	372,000	382,015
Koppers, Inc.(a)
02/15/2025	6.000%	145,000	153,160
LYB International Finance BV
07/15/2043	5.250%	1,445,000	1,679,976
LYB International Finance II BV
03/02/2027	3.500%	3,876,000	3,826,907
LyondellBasell Industries NV
04/15/2024	5.750%	2,104,000	2,370,044
Olin Corp.
02/01/2030	5.000%	260,000	260,733
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	388,000	393,180
PQ Corp.(a)
11/15/2022	6.750%	331,000	354,097
12/15/2025	5.750%	236,000	243,598
Total			10,783,087
Construction Machinery 0.1%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	126,000	129,472
United Rentals North America, Inc.
09/15/2026	5.875%	438,000	468,327
05/15/2027	5.500%	140,000	146,795
01/15/2028	4.875%	790,000	789,107
Total			1,533,701

Columbia Total Return Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
Amazon.com, Inc.(a)
02/22/2023	2.400%	6,015,000	5,859,687
08/22/2037	3.875%	2,180,000	2,240,552
APX Group, Inc.
12/01/2022	7.875%	207,000	221,989
09/01/2023	7.625%	155,000	165,633
IHS Markit Ltd.(a)
03/01/2026	4.000%	54,000	52,614
Interval Acquisition Corp.
04/15/2023	5.625%	249,000	257,573
Total			8,798,048
Consumer Products 0.1%
Mattel, Inc.(a)
12/31/2025	6.750%	203,000	206,035
Prestige Brands, Inc.(a)
03/01/2024	6.375%	180,000	185,388
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	267,000	282,285
12/15/2026	5.250%	76,000	78,984
Spectrum Brands, Inc.
07/15/2025	5.750%	224,000	236,064
Springs Industries, Inc.
06/01/2021	6.250%	184,000	188,008
Valvoline, Inc.
08/15/2025	4.375%	156,000	155,661
Total			1,332,425
Diversified Manufacturing 0.0%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	279,000	285,627
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	120,298
TriMas Corp.(a)
10/15/2025	4.875%	25,000	25,233
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	188,000	210,834
Total			641,992
Electric 2.9%
AES Corp.
09/01/2027	5.125%	117,000	122,663
Calpine Corp.
01/15/2025	5.750%	96,000	91,113
Calpine Corp.(a)
06/01/2026	5.250%	345,000	338,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	1,590,000	1,635,671
02/15/2027	2.950%	95,000	90,382
08/15/2027	3.450%	1,325,000	1,316,153
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	4,654,175
DTE Energy Co.
10/01/2026	2.850%	11,572,000	10,939,787
Duke Energy Corp.
08/15/2027	3.150%	2,825,000	2,726,503
Duke Energy Progress LLC
03/30/2044	4.375%	1,635,000	1,801,152
09/15/2047	3.600%	1,385,000	1,359,062
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,505,000	1,618,587
Dynegy, Inc.
11/01/2024	7.625%	85,000	91,765
Dynegy, Inc.(a)
01/30/2026	8.125%	502,000	553,102
E.ON International Finance BV(a)
04/30/2038	6.650%	1,885,000	2,461,239
Emera U.S. Finance LP
06/15/2046	4.750%	8,670,000	9,096,313
Enel Finance International NV(a)
05/25/2047	4.750%	2,735,000	2,893,373
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,868,362
Exelon Corp.
04/15/2046	4.450%	1,815,000	1,918,221
Indiana Michigan Power Co.
07/01/2047	3.750%	993,000	977,598
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	390,000	384,363
NRG Energy, Inc.
01/15/2027	6.625%	180,000	190,494
NRG Energy, Inc.(a)
01/15/2028	5.750%	394,000	394,535
NRG Yield Operating LLC
08/15/2024	5.375%	345,000	350,339
09/15/2026	5.000%	325,000	327,041
Pacific Gas & Electric Co.(a)
12/01/2027	3.300%	579,000	555,592
12/01/2047	3.950%	7,360,000	7,096,048
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	227,000	238,904

8	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2026	3.250%	6,293,000	6,081,901
07/01/2036	4.250%	1,275,000	1,323,535
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	194,000	191,115
WEC Energy Group, Inc.
06/15/2025	3.550%	700,000	708,019
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,159,192
Total			67,554,521
Finance Companies 0.7%
Aircastle Ltd.
02/15/2022	5.500%	7,386,000	7,855,890
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	6,945,000	7,160,614
iStar, Inc.
04/01/2022	6.000%	130,000	132,889
Navient Corp.
06/15/2022	6.500%	830,000	875,408
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	136,000	141,255
Quicken Loans, Inc.(a)
05/01/2025	5.750%	308,000	314,270
Springleaf Finance Corp.
03/15/2023	5.625%	73,000	73,079
Total			16,553,405
Food and Beverage 0.9%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	4,485,000	5,072,598
Aramark Services, Inc.(a)
02/01/2028	5.000%	546,000	554,681
B&G Foods, Inc.
04/01/2025	5.250%	289,000	289,350
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	254,000	269,572
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	378,000	363,111
Kraft Heinz Foods Co.
06/01/2046	4.375%	4,060,000	3,967,383
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	92,000	93,291
11/01/2026	4.875%	175,000	178,228
MARB BondCo PLC(a)
03/15/2024	7.000%	1,050,000	1,052,581
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MHP SE(a)
05/10/2024	7.750%	1,060,000	1,164,297
Molson Coors Brewing Co.
07/15/2046	4.200%	4,653,000	4,636,259
Post Holdings, Inc.(a)
08/15/2026	5.000%	529,000	517,541
03/01/2027	5.750%	882,000	883,404
01/15/2028	5.625%	92,000	91,823
Tyson Foods, Inc.(c)
3-month USD LIBOR + 0.450% 08/21/2020	1.891%	2,200,000	2,205,005
Total			21,339,124
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	209,063
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	99,000	98,425
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	195,268
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	227,000	242,890
International Game Technology PLC(a)
02/15/2022	6.250%	515,000	552,412
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	159,000	167,363
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	235,324
MGM Resorts International
03/15/2023	6.000%	506,000	544,326
09/01/2026	4.625%	170,000	171,552
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	546,000	565,430
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	185,000	183,780
Scientific Games International, Inc.
12/01/2022	10.000%	255,000	279,525
Scientific Games International, Inc.(a),(n)
10/15/2025	5.000%	699,000	700,614
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	764,067	206,298
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	115,000	113,975
Total			4,466,245
Health Care 1.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	369,000	386,488

Columbia Total Return Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amsurg Corp.
07/15/2022	5.625%	91,000	92,516
Becton Dickinson and Co.(c)
3-month USD LIBOR + 1.030% 06/06/2022	2.539%	4,916,000	4,961,960
Becton Dickinson and Co.
05/15/2044	4.875%	2,430,000	2,521,839
Cardinal Health, Inc.
06/15/2047	4.368%	2,480,000	2,459,830
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	185,000	188,255
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	162,000	115,223
03/31/2023	6.250%	152,000	140,524
DaVita, Inc.
07/15/2024	5.125%	138,000	138,972
05/01/2025	5.000%	559,000	556,981
Envision Healthcare Corp.(a)
12/01/2024	6.250%	4,000	4,218
Express Scripts Holding Co.
07/15/2046	4.800%	4,564,000	4,859,775
HCA, Inc.
04/15/2025	5.250%	873,000	915,157
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	138,000	140,495
Hologic, Inc.(a)
10/15/2025	4.375%	40,000	40,012
02/01/2028	4.625%	263,000	262,997
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	7,083,664
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	517,000	555,114
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	83,000	86,447
Quintiles IMS, Inc.(a)
10/15/2026	5.000%	86,000	87,628
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	228,000	237,840
Teleflex, Inc.
11/15/2027	4.625%	80,000	79,659
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	235,000	231,316
05/01/2025	5.125%	122,000	120,382
08/01/2025	7.000%	183,000	180,300
Total			26,447,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.0%
Centene Corp.
01/15/2025	4.750%	557,000	565,558
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	50,000	50,104
WellCare Health Plans, Inc.
04/01/2025	5.250%	164,000	171,496
Total			787,158
Home Construction 0.0%
CalAtlantic Group, Inc.
11/15/2024	5.875%	173,000	188,741
Lennar Corp.(a)
11/29/2027	4.750%	131,000	132,473
Meritage Homes Corp.
04/01/2022	7.000%	213,000	240,155
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	156,000	165,354
Total			726,723
Independent Energy 0.5%
Callon Petroleum Co.
10/01/2024	6.125%	162,000	167,989
Canadian Natural Resources Ltd.
06/30/2033	6.450%	855,000	1,044,419
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	238,000	245,803
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	50,781
Continental Resources, Inc.
04/15/2023	4.500%	186,000	187,755
06/01/2024	3.800%	1,550,000	1,519,459
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	548,000	553,896
Diamondback Energy, Inc.
05/31/2025	5.375%	3,282,000	3,403,011
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	22,000	22,293
01/30/2028	5.750%	549,000	558,089
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	127,000	136,505
02/01/2026	5.625%	205,000	205,082
Halcon Resources Corp.(a)
02/15/2025	6.750%	104,000	109,594
Hess Corp.
02/15/2041	5.600%	945,000	1,037,969
04/01/2047	5.800%	3,000	3,390

10	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc.
03/15/2023	6.250%	357,000	369,984
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	408,000	411,874
10/15/2027	5.625%	70,000	71,778
PDC Energy, Inc.
09/15/2024	6.125%	232,000	241,299
PDC Energy, Inc.(a)
05/15/2026	5.750%	275,000	280,865
QEP Resources, Inc.
03/01/2026	5.625%	41,000	42,079
RSP Permian, Inc.
01/15/2025	5.250%	476,000	494,865
SM Energy Co.
09/15/2026	6.750%	515,000	537,767
WPX Energy, Inc.
01/15/2022	6.000%	184,000	193,660
09/15/2024	5.250%	275,000	278,080
Total			12,168,286
Integrated Energy 0.3%
Cenovus Energy, Inc.
11/15/2039	6.750%	5,395,000	6,491,593
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	157,000	164,195
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	108,000	110,141
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	102,000	107,756
Total			382,092
Life Insurance 1.3%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	4,240,000	4,200,034
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	1,095,000	1,119,659
MetLife, Inc.(a),(l)
Junior Subordinated
04/08/2068	9.250%	5,458,000	8,014,795
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	3,690,000	3,631,115
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,705,000	2,760,052
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,005,000	1,126,471
05/15/2047	4.270%	5,145,000	5,291,041
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,584,570
06/15/2046	4.800%	1,858,000	2,040,610
Total			29,768,347
Lodging 0.1%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	2,210,000	2,294,460
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	237,000	236,110
Total			2,530,570
Media and Entertainment 0.1%
Discovery Communications LLC
09/20/2047	5.200%	746,000	764,140
Match Group, Inc.
06/01/2024	6.375%	334,000	361,590
Match Group, Inc.(a)
12/15/2027	5.000%	21,000	21,156
Netflix, Inc.
11/15/2026	4.375%	345,000	337,531
Netflix, Inc.(a)
04/15/2028	4.875%	1,039,000	1,029,842
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	187,000	189,106
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	369,000	383,580
Univision Communications, Inc.(a)
02/15/2025	5.125%	121,000	117,371
Total			3,204,316
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	304,000	326,830
Constellium NV(a)
05/15/2024	5.750%	381,000	389,382
02/15/2026	5.875%	280,000	284,613
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	411,555
03/15/2043	5.450%	652,000	668,468
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	86,000	90,424
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	222,000	244,130

Columbia Total Return Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
09/30/2026	5.875%	230,000	236,779
Teck Resources Ltd.
07/15/2041	6.250%	427,000	492,995
Total			3,145,176
Midstream 1.1%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	116,000	125,566
01/15/2025	5.250%	557,000	583,503
Delek Logistics Partners LP(a)
05/15/2025	6.750%	143,000	144,590
El Paso LLC
01/15/2032	7.750%	1,680,000	2,158,578
Energy Transfer Equity LP
06/01/2027	5.500%	1,230,000	1,297,573
Enterprise Products Operating LLC
02/15/2045	5.100%	1,837,000	2,095,359
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	528,000	552,572
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	990,000	1,256,932
01/15/2038	6.950%	360,000	448,729
11/15/2040	7.500%	1,555,000	1,984,207
Kinder Morgan, Inc.
02/15/2046	5.050%	4,540,000	4,771,236
NGPL PipeCo LLC(a)
08/15/2022	4.375%	66,000	66,840
08/15/2027	4.875%	80,000	81,974
NuStar Logistics LP
04/28/2027	5.625%	159,000	166,225
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,715,000	1,711,707
06/01/2042	5.150%	2,134,000	2,170,876
06/15/2044	4.700%	2,840,000	2,728,260
02/15/2045	4.900%	380,000	377,027
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	104,000	105,966
02/15/2026	5.500%	343,000	349,691
03/15/2028	5.875%	107,000	109,289
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	548,000	547,164
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,341,000	1,365,004
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	90,000	89,080
Total			25,287,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.9%
Boston Gas Co.(a)
08/01/2027	3.150%	2,295,000	2,240,110
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,394,004
05/15/2047	4.375%	4,850,000	5,169,605
Sempra Energy
11/15/2020	2.850%	5,135,000	5,151,735
11/15/2025	3.750%	3,620,000	3,662,079
06/15/2027	3.250%	302,000	293,985
Total			19,911,518
Oil Field Services 0.9%
Ensco PLC
02/01/2026	7.750%	144,000	143,390
Nabors Industries, Inc.(a)
02/01/2025	5.750%	473,000	464,846
Noble Holding International Ltd.(l)
03/16/2018	5.750%	19,093,000	19,110,077
Rowan Companies, Inc.
01/15/2024	4.750%	159,000	144,311
SESI LLC(a)
09/15/2024	7.750%	100,000	107,338
Transocean, Inc.(a)
01/15/2026	7.500%	105,000	109,707
Weatherford International Ltd.
02/15/2024	9.875%	153,000	166,599
08/01/2036	6.500%	45,000	38,832
Total			20,285,100
Other Industry 0.4%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	412,000	417,239
Massachusetts Institute of Technology
07/01/2114	4.678%	2,869,000	3,198,640
07/01/2116	3.885%	1,510,000	1,437,032
President and Fellows of Harvard College
07/15/2046	3.150%	1,454,000	1,367,968
07/15/2056	3.300%	2,495,000	2,356,081
Total			8,776,960
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	163,855
03/15/2027	5.375%	267,000	277,680
Total			441,535

12	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	501,000	518,067
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	161,000	161,985
Multi-Color Corp.(a)
11/01/2025	4.875%	159,000	159,511
Novolex (a)
01/15/2025	6.875%	93,000	95,699
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	159,000	168,873
Total			1,104,135
Pharmaceuticals 1.5%
Allergan Funding SCS
03/15/2025	3.800%	5,558,000	5,585,584
Amgen, Inc.
05/22/2019	2.200%	15,367,000	15,325,693
05/01/2045	4.400%	1,805,000	1,908,255
06/15/2048	4.563%	2,383,000	2,563,303
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	122,000	121,959
Gilead Sciences, Inc.
09/20/2019	1.850%	2,190,000	2,173,330
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	346,000	355,976
Johnson & Johnson
12/05/2033	4.375%	1,798,000	2,008,614
03/03/2037	3.625%	2,815,000	2,882,456
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	114,000	121,342
04/15/2025	6.125%	1,216,000	1,089,127
11/01/2025	5.500%	551,000	555,226
Total			34,690,865
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	7,772,000	7,513,791
HUB International Ltd.(a)
10/01/2021	7.875%	514,000	534,376
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	1,150,000	1,497,392
Total			9,545,559
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
CSX Corp.
05/30/2042	4.750%	1,335,000	1,493,388
11/01/2066	4.250%	4,481,000	4,447,375
Total			5,940,763
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	209,312
10/15/2025	5.000%	200,000	200,233
IRB Holding Corp.(a),(e)
02/15/2026	6.750%	113,000	114,235
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	222,000	226,335
Total			750,115
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	3,369,000	3,220,505
Retailers 0.1%
Cencosud SA(a)
02/12/2045	6.625%	880,000	970,623
L Brands, Inc.
02/01/2028	5.250%	185,000	182,858
11/01/2035	6.875%	200,000	205,319
Lithia Motors, Inc.(a)
08/01/2025	5.250%	35,000	36,137
Penske Automotive Group, Inc.
12/01/2024	5.375%	188,000	191,312
05/15/2026	5.500%	220,000	224,365
Total			1,810,614
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,615,410
01/15/2048	4.650%	3,713,000	3,821,167
Total			5,436,577
Technology 1.9%
Apple, Inc.
09/12/2027	2.900%	3,645,000	3,518,227
09/12/2047	3.750%	1,965,000	1,957,541
Ascend Learning LLC(a)
08/01/2025	6.875%	60,000	62,394
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2027	3.875%	17,880,000	17,392,824
Camelot Finance SA(a)
10/15/2024	7.875%	357,000	383,345

Columbia Total Return Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.(a)
06/01/2027	4.875%	73,000	73,278
Cisco Systems, Inc.(c)
3-month USD LIBOR + 0.340% 09/20/2019	1.966%	7,345,000	7,378,530
Equinix, Inc.
01/15/2026	5.875%	187,000	198,543
05/15/2027	5.375%	931,000	976,986
First Data Corp.(a)
12/01/2023	7.000%	556,000	586,491
Gartner, Inc.(a)
04/01/2025	5.125%	347,000	361,307
Informatica LLC(a)
07/15/2023	7.125%	166,000	170,905
Iron Mountain, Inc.(a)
03/15/2028	5.250%	283,000	275,124
Oracle Corp.
11/15/2027	3.250%	7,070,000	6,996,592
11/15/2047	4.000%	3,030,000	3,122,545
PTC, Inc.
05/15/2024	6.000%	220,000	233,686
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	554,000	555,629
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	152,000	164,389
Symantec Corp.(a)
04/15/2025	5.000%	535,000	544,773
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	139,000	142,105
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	58,000	57,504
VeriSign, Inc.
07/15/2027	4.750%	222,000	224,236
Total			45,376,954
Tobacco 0.2%
BAT Capital Corp.(a)
08/14/2020	2.297%	5,505,000	5,439,028
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	213,000	209,313
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	3,455,000	3,369,834
03/15/2042	5.625%	2,332,000	2,716,484
11/01/2046	4.200%	1,523,000	1,472,605
FedEx Corp.
04/01/2046	4.550%	2,860,000	3,088,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
06/01/2022	7.625%	116,000	121,349
Total			10,978,408
Wireless 0.6%
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%	855,000	900,770
Millicom International Cellular SA(a)
01/15/2028	5.125%	315,000	317,704
SBA Communications Corp.
09/01/2024	4.875%	469,000	467,761
SFR Group SA(a)
05/01/2026	7.375%	1,131,000	1,114,193
Sprint Corp.
06/15/2024	7.125%	17,000	17,220
02/15/2025	7.625%	1,234,000	1,279,972
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	8,714,062	8,751,376
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,034,000	1,120,528
02/01/2026	4.500%	172,000	172,744
02/01/2028	4.750%	216,000	216,807
Wind Tre SpA(a)
01/20/2026	5.000%	138,000	125,519
Total			14,484,594
Wirelines 1.1%
AT&T, Inc.
03/01/2037	5.250%	3,610,000	3,817,643
08/14/2037	4.900%	2,960,000	2,999,605
08/14/2058	5.300%	2,200,000	2,221,866
CenturyLink, Inc.
03/15/2022	5.800%	48,000	46,843
12/01/2023	6.750%	560,000	545,984
Deutsche Telekom International Finance BV
06/01/2032	9.250%	1,100,000	1,719,727
Frontier Communications Corp.
01/15/2023	7.125%	371,000	252,334
Level 3 Financing, Inc.
05/01/2025	5.375%	191,000	190,221
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	1,905,000	2,035,786
Telecom Italia Capital SA
09/30/2034	6.000%	248,000	276,329
Telecom Italia SpA(a)
05/30/2024	5.303%	250,000	264,895
Verizon Communications, Inc.
08/10/2033	4.500%	5,615,000	5,772,714

14	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	5,568,000	5,656,281
Total			25,800,228
Total Corporate Bonds & Notes (Cost $569,058,467)			554,996,015

Foreign Government Obligations(o) 1.4%

Argentina 0.3%
Argentine Republic Government International Bond
01/26/2027	6.875%	2,600,000	2,745,530
Provincia de Buenos Aires(a)
06/15/2027	7.875%	2,800,000	2,983,170
Provincia de Cordoba(a)
08/01/2027	7.125%	1,300,000	1,337,188
Total			7,065,888
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	726,475
Brazil 0.1%
Petrobras Global Finance BV(a)
01/27/2028	5.999%	1,805,000	1,821,037
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	152,000	152,977
Colombia 0.0%
Ecopetrol SA
09/18/2043	7.375%	820,000	1,016,335
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	842,212
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,167,303
Ghana 0.1%
Ghana Government International Bond(a)
10/14/2030	10.750%	1,190,000	1,617,821
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,927,910
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	2,510,000	2,668,391
Foreign Government Obligations(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.3%
Mexico City Airport Trust(a)
04/30/2028	3.875%	2,400,000	2,322,399
Mexico Government International Bond
03/08/2044	4.750%	1,013,000	1,014,813
Petroleos Mexicanos(a)
03/13/2027	6.500%	2,241,000	2,450,027
Petroleos Mexicanos
09/21/2047	6.750%	95,000	99,320
Total			5,886,559
Nigeria 0.0%
Nigeria Government International Bond(a)
11/28/2027	6.500%	495,000	514,612
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,417,000	1,619,675
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,377,585
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	490,000	507,169
Total			1,884,754
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	855,000	896,946
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	1,690,000	1,813,090
Total Foreign Government Obligations (Cost $31,580,614)			31,621,985

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	545,000	636,936
Series 2015B
01/01/2033	7.375%	415,000	472,316

Columbia Total Return Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	705,000	744,945
Total			1,854,197
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,945,000	4,292,436
State General Obligation 0.4%
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2034	5.000%	8,230,000	9,753,373
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,086,767
Total Municipal Bonds (Cost $16,005,500)			16,986,773

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
State Street Corp.(l)
12/31/2049	5.350%	23,968	630,359
12/31/2049	5.900%	4,371	116,924
Total			747,283
Total Preferred Debt (Cost $708,475)			747,283

Residential Mortgage-Backed Securities - Agency(p) 22.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	464	468
03/01/2022- 11/01/2026	8.500%	56,490	61,957
08/01/2024- 02/01/2025	8.000%	46,873	50,578
10/01/2028- 07/01/2032	7.000%	605,763	679,828
10/01/2031- 07/01/2037	6.000%	1,839,052	2,093,259
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2033- 06/01/2033	5.500%	1,318,220	1,472,387
01/01/2046- 12/01/2046	3.500%	34,694,741	35,138,003
04/01/2046- 06/01/2046	4.000%	31,681,673	32,754,909
Federal Home Loan Mortgage Corp.(c),(i)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	4.341%	1,142,788	149,084
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	4.491%	2,389,675	408,749
CMO STRIPS Series 2012-278 Class S1
1-month USD LIBOR + 6.050% 09/15/2042	4.491%	4,081,717	651,630
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.411%	1,357,868	235,635
Federal Home Loan Mortgage Corp.(i)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,023,474	562,548
CMO Series 4182 Class DI
05/15/2039	3.500%	9,101,338	1,005,932
Federal Home Loan Mortgage Corp.(h),(i)
CMO Series 4620 Class AS
11/15/2042	1.649%	2,975,240	173,819
Federal National Mortgage Association
09/01/2018	10.000%	943	948
04/01/2023	8.500%	2,081	2,095
06/01/2024	9.000%	7,813	8,261
02/01/2025- 08/01/2027	8.000%	86,222	95,333
03/01/2026- 07/01/2038	7.000%	1,908,795	2,173,021
04/01/2027- 06/01/2032	7.500%	166,261	184,392
05/01/2029- 08/01/2038	6.000%	10,613,354	11,908,014
12/01/2030- 12/01/2043	3.000%	35,542,637	35,261,204
01/01/2031	2.500%	8,074,387	7,980,700
03/01/2033- 01/01/2040	5.500%	4,226,373	4,670,258
08/01/2040- 05/01/2041	5.000%	10,902,569	11,770,158
10/01/2040- 04/01/2047	4.500%	19,948,274	21,085,574
05/01/2043- 11/01/2046	3.500%	57,209,794	58,033,125
08/01/2043- 06/01/2047	4.000%	21,523,069	22,326,947

16	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class B
09/25/2047	3.000%	18,319,426	18,231,544
Federal National Mortgage Association(c)
6-month USD LIBOR + 1.415% 06/01/2032	3.040%	3,474	3,481
1-year CMT + 2.305% 07/01/2037	3.367%	116,950	116,380
Federal National Mortgage Association(e)
02/15/2033	2.500%	27,000,000	26,590,783
02/15/2033	3.000%	47,000,000	47,240,508
02/13/2048	4.000%	63,000,000	65,074,571
Federal National Mortgage Association(n)
05/01/2044	4.000%	12,186,770	12,721,964
Federal National Mortgage Association(q)
02/01/2046	3.500%	23,232,492	23,474,817
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	4,680,617	674,914
Federal National Mortgage Association(c),(i)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.339%	5,859,611	1,111,530
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.589%	3,291,130	581,674
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.439%	3,213,282	589,663
Government National Mortgage Association
12/15/2023- 07/20/2028	7.500%	138,984	151,169
02/15/2025	8.500%	16,321	18,203
01/15/2030	7.000%	191,564	219,824
Government National Mortgage Association(c)
1-year CMT + 1.500% 07/20/2025	2.750%	15,056	15,460
Government National Mortgage Association(e)
02/21/2048	3.500%	64,500,000	65,669,062
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	7,355,251	1,200,742
Total Residential Mortgage-Backed Securities - Agency (Cost $520,042,960)			514,625,105

Residential Mortgage-Backed Securities - Non-Agency 12.2%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,363,159	1,370,551
CMO Series 2017-A Class A
04/25/2057	3.470%	4,013,222	4,031,312
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-B Class A
09/25/2056	3.163%	11,840,746	11,771,650
American Mortgage Trust(b),(d),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	2,023	1,227
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	135,548	134,792
11/25/2045	5.500%	1,500,000	1,493,660
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	7,093,249	7,092,703
ASG Resecuritization Trust(a),(h)
CMO Series 2009-2 Class G70
05/24/2036	3.356%	1,843,243	1,840,358
CMO Series 2009-2 Class G75
05/24/2036	3.356%	4,335,000	4,313,475
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	2,919,767	2,921,199
Series 2017-RN8 Class A1
11/28/2032	3.352%	12,198,202	12,197,268
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	1,392,612	1,393,276
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	13,000,000	13,000,000
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,023,712
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	2,087,985	2,081,980
BCAP LLC Trust(a),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.859%	2,808,263	2,813,347
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.523%	235,204	236,083
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.617%	102,997	102,615
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	433,393	432,978
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	1,416,489	1,415,331
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	7,051,249	6,915,643

Columbia Total Return Bond Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	5,000,000	5,056,064
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2012-9 Class 1A1
02/20/2036	3.371%	244,626	244,337
CMO Series 2013-11 Class 3A3
09/25/2034	3.504%	731,431	712,731
CMO Series 2013-2 Class 1A1
11/25/2037	3.705%	803,829	806,521
CMO Series 2014-12 Class 3A1
10/25/2035	3.569%	3,808,206	3,803,809
CMO Series 2014-C Class A
02/25/2054	3.250%	819,569	808,652
CMO Series 2015-A Class A4
06/25/2058	4.250%	2,513,228	2,559,190
CMO Series 2015-A Class B3
06/25/2058	4.500%	939,869	865,954
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	1.712%	555,353	549,404
Citigroup Mortgage Loan Trust, Inc.(a),(i)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	12,085,152	286,309
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.311%	152,026	151,798
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	325,860	327,393
CMO Series 2018-1 Class A2
02/25/2048	2.981%	1,700,000	1,695,713
COLT Mortgage Loan Trust(a),(h)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	1,000,000	972,474
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	3.523%	7,740,000	7,741,829
CMO Series 2010-8R Class 1A5
03/26/2036	3.651%	4,500,000	4,559,651
CMO Series 2011-12R Class 3A1
07/27/2036	3.323%	1,383,561	1,383,708
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	13,500,072	13,768,541
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	861,195	875,557
CSMC Trust(a),(h)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.601%	1,600,000	1,600,649
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	946,507	948,873
CMO Series 2018-1A Class M1
01/25/2058	3.939%	3,000,000	3,000,000
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	505,273
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	422,935
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	5,148,371	5,154,054
CMO Series 2017-3 Class A1
04/25/2047	3.352%	4,025,285	4,028,337
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	21,422,316	21,170,212
JPMorgan Resecuritization Trust(a),(h)
CMO Series 2014-1 Class 1016
03/26/2036	3.691%	3,364,818	3,352,487
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	1,298,776	1,305,292
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	5,724,454	5,699,007
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,222,428
LVII Resecuritization Trust(a),(h)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.465%	8,000,000	8,208,072
Morgan Stanley Re-Remic Trust(a),(h)
CMO Series 2010-R1 Class 2B
07/26/2035	3.588%	1,019,175	1,020,769
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	1.812%	2,587,395	2,547,213

18	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.811%	5,166,967	5,179,884
PennyMac Mortgage Investment Trust(a),(b),(c)
CMO Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	6.311%	1,500,000	1,503,750
PNMAC GMSR Issuer Trust(a),(b),(c)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.561%	1,900,000	1,904,750
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	4,500,000	4,358,039
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	14,235,147	14,130,286
CMO Series 2017-3A Class A2
11/25/2022	5.000%	3,000,000	2,926,875
Pretium Mortgage Credit Partners I LLC(a),(h)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	10,588,986	10,557,020
Pretium Mortgage Credit Partners I LLC(a),(b)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	14,100,000	14,097,180
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	10,091,203	10,034,417
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	534,497	525,561
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	897,678	899,142
U.S. Residential Opportunity Fund IV Trust(a)
Series 2017-1III Class A
11/27/2037	3.352%	15,920,272	15,832,803
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	2,376,679	2,377,766
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	14,287,588	14,289,831
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	3,000,000	2,993,098
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $286,651,258)			285,548,798

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(c),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.555%	171,615	160,889
Technology 0.0%
Ascend Learning LLC(c),(r)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.573%	28,927	29,036
DigiCert, Inc.(c),(r)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	153,000	155,448
Information Resources, Inc.(c),(r)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.811%	125,000	125,469
Misys Ltd.(c),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	94,671	95,153
Total			405,106
Total Senior Loans (Cost $567,381)			565,995

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	22,716,000	15,615,501
04/15/2030	0.000%	20,573,000	14,005,399
Total U.S. Government & Agency Obligations (Cost $30,075,264)			29,620,900

U.S. Treasury Obligations 5.5%

U.S. Treasury
08/15/2020	1.500%	7,718,000	7,577,450
10/15/2020	1.625%	15,530,000	15,270,911
09/30/2022	1.875%	33,570,000	32,636,261
10/31/2024	2.250%	25,461,000	24,820,497
U.S. Treasury(q)
08/15/2027	2.250%	6,872,500	6,602,062
U.S. Treasury(g),(q)
STRIPS
05/15/2043	0.000%	53,889,000	25,731,997

Columbia Total Return Bond Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(g)
STRIPS
02/15/2045	0.000%	33,260,000	15,016,370
Total U.S. Treasury Obligations (Cost $126,271,732)			127,655,548

Options Purchased Calls 0.0%
Value ($)
(Cost $66,250)	2

Options Purchased Puts 0.3%

(Cost $4,312,500)	6,368,280
Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(s),(t)	136,974,841	136,974,841
Total Money Market Funds (Cost $136,962,734)		136,974,841
Total Investments (Cost: $2,617,544,285)		2,591,461,572
Other Assets & Liabilities, Net		(255,897,295)
Net Assets		2,335,564,277

At January 31, 2018, securities and/or cash totaling $21,682,960 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	495	03/2018	USD	74,795,272	—	(2,150,998)
U.S. Treasury 10-Year Note	132	03/2018	USD	16,163,106	—	(114,138)
U.S. Treasury 5-Year Note	2,007	03/2018	USD	231,175,111	—	(2,493,076)
U.S. Treasury Ultra 10-Year Note	183	03/2018	USD	24,151,654	—	(617,991)
Total					—	(5,376,203)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(136)	03/2018	USD	(29,080,219)	169,742	—
U.S. Ultra Bond	(272)	03/2018	USD	(44,539,236)	1,164,307	—
Total					1,334,049	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	25,000,000	25,000,000	1.50	03/2018	66,250	2

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	2.85	01/2021	4,312,500	6,368,280

20	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-[1]	JPMorgan	11/18/2054	3.000	Monthly	USD	4,000,000	288,067	—	253,349	—	34,718	—

1	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these swap contracts amounted to $288,067, which represents 0.01% of net assets.

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	112,075,000	(2,168,203)	—	—	—	(2,168,203)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	69,332,000	(366,439)	—	—	—	(366,439)
Total							(2,534,642)	—	—	—	(2,534,642)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Bank of America Corp.	Barclays	06/20/2018	1.000	Quarterly	0.129	USD	15,565,000	52,433	18,591	36,007	—	35,017	—
Citigroup, Inc.	Barclays	06/20/2018	1.000	Quarterly	0.135	USD	15,340,000	51,313	18,323	29,658	—	39,978	—
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.193	USD	7,500,000	(763,922)	4,375	—	(626,581)	—	(132,966)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.193	USD	7,500,000	(763,922)	4,375	—	(556,245)	—	(203,302)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.193	USD	6,000,000	(611,138)	3,500	—	(381,267)	—	(226,371)
Citigroup, Inc.	Goldman Sachs International	06/20/2018	1.000	Quarterly	0.135	USD	7,800,000	26,092	9,317	13,575	—	21,834	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.954	USD	2,250,000	(331,650)	1,312	—	(231,924)	—	(98,414)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.954	USD	2,500,000	(368,500)	1,458	—	(219,739)	—	(147,303)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.954	USD	3,100,000	(456,940)	1,808	—	(264,815)	—	(190,317)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.954	USD	6,400,000	(943,359)	3,733	—	(514,168)	—	(425,458)
Bank of America Corp.	JPMorgan	06/20/2018	1.000	Quarterly	0.129	USD	23,480,000	79,094	28,046	47,143	—	59,997	—
Cenovus Energy, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.393	USD	5,145,000	12,056	6,145	7,871	—	10,330	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.135	USD	23,350,000	78,108	27,890	55,807	—	50,191	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.135	USD	15,280,000	51,113	18,251	33,610	—	35,754	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.135	USD	7,825,000	26,175	9,347	16,310	—	19,212	—
Columbia Total Return Bond Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.193	USD	3,000,000	(305,569)	1,750	—	(256,025)	—	(47,794)
Bank of America Corp.	Morgan Stanley	06/20/2018	1.000	Quarterly	0.129	USD	7,800,000	26,275	9,317	13,277	—	22,315	—
Bank of America Corp.	Morgan Stanley	06/20/2018	1.000	Quarterly	0.129	USD	7,875,000	26,529	9,406	14,609	—	21,326	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.954	USD	3,500,000	(515,900)	2,042	—	(366,766)	—	(147,092)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.954	USD	2,300,000	(339,020)	1,342	—	(172,865)	—	(164,813)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.954	USD	5,000,000	(737,001)	2,917	—	(444,345)	—	(289,739)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.954	USD	6,000,000	(884,400)	3,500	—	(480,836)	—	(400,064)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	5.193	USD	4,100,000	(417,611)	2,392	—	(454,737)	39,518	—
Total									189,137	267,867	(4,970,313)	355,472	(2,473,633)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 21	Morgan Stanley	12/20/2018	5.000	Quarterly	2.368	USD	107,844,320	381,477	—	—	381,477	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $1,054,381,567, which represents 45.14% of net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $55,400,589, which represents 2.37% of net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Zero coupon bond.
22	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Non-income producing investment.
(k)	Negligible market value.
(l)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Principal and interest may not be guaranteed by the government.
(p)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2018:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
02/13/2048 3.500%	(23,000,000)	02/13/2048	(23,567,813)	(23,215,625)

(q)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(r)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(s)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	6,149,431	1,255,507,866	(1,124,682,456)	136,974,841	(1,818)	11,673	434,544	136,974,841
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Columbia Total Return Bond Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
¦
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	97,487,991	—	—	97,487,991
Asset-Backed Securities — Non-Agency	—	471,296,742	126,196,650	—	597,493,392
Commercial Mortgage-Backed Securities - Agency	—	70,539,464	—	—	70,539,464
Commercial Mortgage-Backed Securities - Non-Agency	—	120,076,818	—	—	120,076,818
Common Stocks
Financials	51,127	—	— (a)	—	51,127
Industrials	101,255	—	—	—	101,255
Total Common Stocks	152,382	—	—	—	152,382
Corporate Bonds & Notes	—	554,954,946	41,069	—	554,996,015
Foreign Government Obligations	—	31,621,985	—	—	31,621,985
Municipal Bonds	—	16,986,773	—	—	16,986,773
Preferred Debt	747,283	—	—	—	747,283
Residential Mortgage-Backed Securities - Agency	—	514,625,105	—	—	514,625,105
Residential Mortgage-Backed Securities - Non-Agency	—	258,761,336	26,787,462	—	285,548,798
Senior Loans	—	565,995	—	—	565,995
U.S. Government & Agency Obligations	—	29,620,900	—	—	29,620,900
U.S. Treasury Obligations	86,907,181	40,748,367	—	—	127,655,548
24	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Options Purchased Calls	—	2	—	—	2
Options Purchased Puts	—	6,368,280	—	—	6,368,280
Money Market Funds	—	—	—	136,974,841	136,974,841
Total Investments	87,806,846	2,213,654,704	153,025,181	136,974,841	2,591,461,572
Forward Sale Commitments	—	(23,215,625)	—	—	(23,215,625)
Derivatives
Asset
Futures Contracts	1,334,049	—	—	—	1,334,049
Swap Contracts	—	771,667	—	—	771,667
Liability
Futures Contracts	(5,376,203)	—	—	—	(5,376,203)
Swap Contracts	—	(5,008,275)	—	—	(5,008,275)
Total	83,764,692	2,186,202,471	153,025,181	136,974,841	2,559,967,185

(a)	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2018 ($)
Asset-Backed Securities — Non-Agency	6,964,583	—	—	(1,156,188)	120,388,255	—	—	—	126,196,650
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	21,047,680	37,249	9,073	(4,577)	18,999,945	(6,814,362)	—	(6,487,546)	26,787,462
Total	28,053,332	37,249	9,073	(1,160,765)	139,388,200	(6,814,362)	—	(6,487,546)	153,025,181
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2018 was $(1,158,761), which is comprised of Asset-Backed Securities — Non-Agency of $(1,156,188) and Residential Mortgage-Backed Securities — Non-Agency of (2,573).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Total Return Bond Fund | Quarterly Report 2018	25

Portfolio of Investments
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.864%	500,000	513,621
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	300,000	303,918
Series 2017-B Class A
07/15/2020	2.730%	485,883	485,646
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	300,000	301,123
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	296,236	295,994
Series 2017-NP2 Class B
01/16/2024	3.500%	200,000	199,450
Hertz Vehicle Financing II LP(a)
Subordinated Series 2016-3A Class D
07/25/2020	5.410%	250,000	251,750
NRZ Excess Spread-Collateralized Notes(a),(c),(d)
Series 2018-PLS1 Class D
01/25/2023	4.374%	500,000	500,895
OZLM XXI(a),(b),(d)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.750%	500,000	500,000
Prosper Marketplace Issuance Trust(a)
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	500,000	512,819
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	500,000	508,786
Total Asset-Backed Securities — Non-Agency (Cost $4,335,530)			4,374,002

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

BHMS Mortgage Trust(a),(e)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	500,000	498,475
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	250,000	240,590
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	250,000	207,786
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	204,885	204,885
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,164,373)			1,151,736
Common Stocks 10.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.6%
Automobiles 0.1%
Ford Motor Co.	9,423	103,370
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp.	2,568	199,071
Household Durables 0.1%
Whirlpool Corp.	630	114,295
Multiline Retail 0.3%
Kohl’s Corp.	750	48,578
Nordstrom, Inc.	1,140	56,213
Target Corp.	3,328	250,332
Total		355,123
Total Consumer Discretionary		771,859
Consumer Staples 0.9%
Household Products 0.1%
Procter & Gamble Co. (The)	1,281	110,601
Tobacco 0.8%
Altria Group, Inc.	3,659	257,374
Imperial Brands PLC	6,791	279,479
Philip Morris International, Inc.	5,611	601,668
Total		1,138,521
Total Consumer Staples		1,249,122
Energy 1.1%
Energy Equipment & Services —%
Baker Hughes, Inc.	1,776	57,099
Oil, Gas & Consumable Fuels 1.1%
BP PLC, ADR	6,369	272,530
Chevron Corp.	3,017	378,181
ConocoPhillips	1,787	105,093
Enbridge, Inc.	719	26,337
ENI SpA	3,227	58,038
Occidental Petroleum Corp.	2,957	221,686
Royal Dutch Shell PLC, Class A	6,943	242,754
Total SA	2,732	158,182
Valero Energy Corp.	618	59,309
Total		1,522,110
Total Energy		1,579,209

Columbia Multi-Asset Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.7%
Banks 0.4%
Bank of America Corp.	4,612	147,584
Citigroup, Inc.	915	71,809
JPMorgan Chase & Co.	1,759	203,464
SunTrust Banks, Inc.	479	33,865
Wells Fargo & Co.	1,725	113,471
Total		570,193
Capital Markets 0.1%
BlackRock, Inc.	99	55,618
Morgan Stanley	2,150	121,583
Total		177,201
Insurance 0.2%
Arthur J Gallagher & Co.	618	42,222
Prudential Financial, Inc.	1,719	204,251
Total		246,473
Total Financials		993,867
Health Care 0.5%
Biotechnology 0.1%
AbbVie, Inc.	1,479	165,973
Pharmaceuticals 0.4%
Johnson & Johnson	711	98,253
Merck & Co., Inc.	2,613	154,820
Pfizer, Inc.	8,233	304,951
Total		558,024
Total Health Care		723,997
Industrials 0.5%
Aerospace & Defense 0.1%
BAE Systems PLC	6,032	50,873
Lockheed Martin Corp.	155	55,002
Total		105,875
Airlines —%
Alaska Air Group, Inc.	951	62,509
Industrial Conglomerates 0.2%
Siemens AG, Registered Shares	1,372	208,088
Machinery 0.1%
Ingersoll-Rand PLC	1,356	128,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.1%
CSX Corp.	677	38,434
Union Pacific Corp.	854	114,009
Total		152,443
Total Industrials		657,233
Information Technology 1.1%
Communications Equipment 0.4%
Cisco Systems, Inc.	12,112	503,133
Nokia OYJ	15,740	75,764
Total		578,897
IT Services 0.1%
International Business Machines Corp.	621	101,658
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp.	8,356	402,258
QUALCOMM, Inc.	1,823	124,419
Total		526,677
Software 0.2%
Microsoft Corp.	3,238	307,642
Total Information Technology		1,514,874
Materials 0.4%
Chemicals 0.2%
DowDuPont, Inc.	3,436	259,693
Nutrien Ltd.(f)	1,028	53,806
Total		313,499
Containers & Packaging 0.1%
Graphic Packaging Holding Co.	895	14,454
WestRock Co.	2,027	135,059
Total		149,513
Metals & Mining 0.1%
ThyssenKrupp AG	1,588	49,960
Total Materials		512,972
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Alexandria Real Estate Equities, Inc.	2,112	273,926
Altisource Residential Corp.	4,047	44,558
Americold Realty Trust(f)	5,576	101,929
Armada Hoffler Properties, Inc.	1,962	28,233

2	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ashford Hospitality Trust, Inc.	4,367	28,124
Brandywine Realty Trust	2,833	50,824
Chesapeake Lodging Trust	2,181	59,694
Coresite Realty Corp.	623	67,483
Digital Realty Trust, Inc.	3,541	396,415
Duke Realty Corp.	1,632	43,101
EastGroup Properties, Inc.	1,422	123,444
Education Realty Trust, Inc.	1,827	60,346
EPR Properties	2,495	147,355
Four Corners Property Trust, Inc.	2,040	48,144
Gaming and Leisure Properties, Inc.	4,022	146,562
GEO Group, Inc. (The)	4,269	96,266
Getty Realty Corp.	2,735	71,766
Gladstone Commercial Corp.	1,695	32,205
Government Properties Income Trust	2,789	47,859
HCP, Inc.	4,929	118,690
Healthcare Trust of America, Inc., Class A	3,772	104,145
Highwoods Properties, Inc.	2,786	133,394
Host Hotels & Resorts, Inc.	6,211	128,940
LaSalle Hotel Properties	1,782	54,422
Lexington Realty Trust	12,790	115,366
Life Storage, Inc.	791	65,732
Medical Properties Trust, Inc.	6,986	91,377
Mid-America Apartment Communities, Inc.	876	83,544
One Liberty Properties, Inc.	2,576	62,958
Outfront Media, Inc.	1,586	35,526
Pebblebrook Hotel Trust	2,591	101,049
Physicians Realty Trust	4,761	77,604
Ramco-Gershenson Properties Trust	4,535	59,953
Retail Properties of America, Inc., Class A	4,076	49,116
RLJ Lodging Trust	4,074	94,191
Sabra Health Care REIT, Inc.	1,594	28,851
Select Income REIT	3,354	74,996
Senior Housing Properties Trust	1,890	32,754
Spirit Realty Capital, Inc.	12,507	102,182
STAG Industrial, Inc.	8,848	224,031
STORE Capital Corp.	2,408	59,020
Sun Communities, Inc.	1,879	166,930
UDR, Inc.	2,492	91,033
Common Stocks (continued)
Issuer	Shares	Value ($)
Ventas, Inc.	998	55,858
Washington Prime Group, Inc.	14,591	96,009
WP Carey, Inc.	1,830	118,602
Total		4,294,507
Total Real Estate		4,294,507
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	12,024	450,299
BCE, Inc.	1,964	91,817
CenturyLink, Inc.	2,849	50,741
Orange SA	4,027	72,721
Verizon Communications, Inc.	1,834	99,164
Total		764,742
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	9,018	28,758
Vodafone Group PLC, ADR	3,322	107,035
Total		135,793
Total Telecommunication Services		900,535
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	1,562	107,434
Duke Energy Corp.	912	71,592
Entergy Corp.	1,246	98,048
Exelon Corp.	2,387	91,923
PPL Corp.	1,609	51,279
Xcel Energy, Inc.	2,128	97,122
Total		517,398
Multi-Utilities 0.2%
Ameren Corp.	1,601	90,665
DTE Energy Co.	640	67,609
Veolia Environnement SA	3,757	94,643
Total		252,917
Total Utilities		770,315
Total Common Stocks (Cost $12,676,252)		13,968,490

Columbia Multi-Asset Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Convertible Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	1,052	65,982
Total Health Care			65,982
Utilities —%
Electric Utilities —%
NextEra Energy, Inc.	6.123%	1,145	64,761
Total Utilities			64,761
Total Convertible Preferred Stocks (Cost $127,639)			130,743

Corporate Bonds & Notes 21.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	56,000	62,427
01/15/2023	6.125%	39,000	39,433
12/01/2024	7.500%	51,000	53,607
TransDigm, Inc.
07/15/2024	6.500%	46,000	47,270
05/15/2025	6.500%	85,000	87,114
06/15/2026	6.375%	185,000	189,786
Total			479,637
Automotive 0.2%
Delphi Technologies PLC(a)
10/01/2025	5.000%	62,000	61,784
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	97,000	98,434
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	125,000	128,795
Total			289,013
Banking 0.6%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	200,000	205,019
Ally Financial, Inc.
05/19/2022	4.625%	50,000	51,528
03/30/2025	4.625%	113,000	116,243
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	200,000	217,220
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Mercantil del Norte SA(a),(g)
Subordinated
10/04/2031	5.750%	200,000	203,015
Total			793,025
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	97,000	100,285
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	19,000	19,988
Total			120,273
Building Materials 0.7%
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	28,000	28,509
12/15/2023	5.750%	132,000	139,221
Beacon Escrow Corp.(a)
11/01/2025	4.875%	120,000	119,492
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	50,000	52,618
Cementos Pacasmayo SAA(a)
02/08/2023	4.500%	200,000	205,636
Cemex SAB de CV(a)
04/16/2026	7.750%	200,000	226,114
Core & Main LP(a)
08/15/2025	6.125%	31,000	31,354
HD Supply, Inc.(a)
04/15/2024	5.750%	39,000	41,719
U.S. Concrete, Inc.
06/01/2024	6.375%	58,000	62,219
Total			906,882
Cable and Satellite 1.8%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	33,000	33,817
05/15/2026	5.500%	84,000	85,789
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	62,584
02/15/2026	5.750%	47,000	48,721
05/01/2026	5.500%	87,000	88,329
02/01/2028	5.000%	180,000	173,916
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	76,000	76,300
12/15/2021	5.125%	26,000	26,112
CSC Holdings LLC(a)
10/15/2025	6.625%	109,000	116,538
10/15/2025	10.875%	89,000	106,046
02/01/2028	5.375%	101,000	100,746

4	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
06/01/2021	6.750%	66,000	69,123
11/15/2024	5.875%	21,000	19,934
07/01/2026	7.750%	267,000	274,876
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	42,331
Radiate Holdco LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	23,170
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	49,000	47,814
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	50,000	51,631
07/15/2026	5.375%	51,000	52,178
08/01/2027	5.000%	174,000	173,012
Unitymedia GmbH(a)
01/15/2025	6.125%	174,000	182,748
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	19,000	19,482
Videotron Ltd.
07/15/2022	5.000%	55,000	57,433
Videotron Ltd.(a)
04/15/2027	5.125%	57,000	59,079
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	290,693
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	85,615
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	199,000	197,558
Total			2,565,575
Chemicals 0.9%
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	75,928
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	134,000	137,372
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	66,236
Chemours Co. (The)
05/15/2023	6.625%	59,000	62,258
05/15/2025	7.000%	73,000	79,671
Elementia SAB de CV(a)
01/15/2025	5.500%	200,000	204,732
INEOS Group Holdings SA(a)
08/01/2024	5.625%	79,000	81,127
Koppers, Inc.(a)
02/15/2025	6.000%	21,000	22,182
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olin Corp.
09/15/2027	5.125%	37,000	38,438
02/01/2030	5.000%	53,000	53,149
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	25,000	25,785
12/01/2025	5.875%	97,000	98,295
PQ Corp.(a)
11/15/2022	6.750%	122,000	130,513
12/15/2025	5.750%	56,000	57,803
SPCM SA(a)
09/15/2025	4.875%	95,000	95,369
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	13,000	13,396
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	62,784
Total			1,305,038
Construction Machinery 0.4%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	99,000	98,166
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	27,000	27,994
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	82,204
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	30,427
09/15/2026	5.875%	55,000	58,808
05/15/2027	5.500%	95,000	99,611
01/15/2028	4.875%	175,000	174,802
Total			572,012
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	44,000	44,763
12/01/2022	7.875%	75,000	80,431
09/01/2023	7.625%	40,000	42,744
IHS Markit Ltd.(a)
11/01/2022	5.000%	82,000	87,058
02/15/2025	4.750%	62,000	64,546
03/01/2026	4.000%	13,000	12,666
Interval Acquisition Corp.
04/15/2023	5.625%	93,000	96,202
Total			428,410
Consumer Products 0.5%
Mattel, Inc.(a)
12/31/2025	6.750%	56,000	56,837
Prestige Brands, Inc.(a)
03/01/2024	6.375%	85,000	87,544

Columbia Multi-Asset Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	122,000	128,984
12/15/2026	5.250%	2,000	2,079
Spectrum Brands, Inc.
11/15/2022	6.625%	20,000	20,786
12/15/2024	6.125%	117,000	124,189
07/15/2025	5.750%	44,000	46,370
Springs Industries, Inc.
06/01/2021	6.250%	47,000	48,024
Valvoline, Inc.
07/15/2024	5.500%	64,000	67,261
08/15/2025	4.375%	59,000	58,872
Total			640,946
Diversified Manufacturing 0.3%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	136,000	139,230
General Electric Co.(g)
Junior Subordinated
12/31/2049	5.000%	63,000	63,628
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,482
08/15/2026	5.875%	48,000	50,403
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,084
Welbilt, Inc.
02/15/2024	9.500%	23,000	26,036
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	65,838
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	31,000	34,765
Total			402,466
Electric 0.8%
AES Corp.
05/15/2026	6.000%	18,000	19,246
09/01/2027	5.125%	63,000	66,050
AES Corp. (The)
07/01/2021	7.375%	94,000	104,902
Calpine Corp.
02/01/2024	5.500%	66,000	62,657
Calpine Corp.(a)
06/01/2026	5.250%	31,000	30,391
Dynegy, Inc.
11/01/2024	7.625%	60,000	64,775
Dynegy, Inc.(a)
01/30/2026	8.125%	46,000	50,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	70,000	68,988
NRG Energy, Inc.
05/01/2024	6.250%	27,000	28,269
05/15/2026	7.250%	16,000	17,438
01/15/2027	6.625%	61,000	64,556
NRG Energy, Inc.(a)
01/15/2028	5.750%	43,000	43,058
NRG Yield Operating LLC
08/15/2024	5.375%	114,000	115,764
09/15/2026	5.000%	58,000	58,364
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	132,000	138,922
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	113,000	111,320
Total			1,045,383
Finance Companies 0.5%
Aircastle Ltd.
03/15/2021	5.125%	60,000	62,831
04/01/2023	5.000%	8,000	8,406
CIT Group, Inc.
05/15/2020	5.375%	9,000	9,429
08/01/2023	5.000%	38,000	39,801
iStar, Inc.
04/01/2022	6.000%	48,000	49,067
Navient Corp.
03/25/2020	8.000%	7,000	7,558
10/26/2020	5.000%	99,000	100,748
07/26/2021	6.625%	39,000	41,386
06/15/2022	6.500%	82,000	86,486
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	55,000	57,125
Quicken Loans, Inc.(a)
05/01/2025	5.750%	72,000	73,466
01/15/2028	5.250%	49,000	47,921
Springleaf Finance Corp.
03/15/2023	5.625%	42,000	42,045
Total			626,269
Food and Beverage 1.2%
Aramark Services, Inc.(a)
02/01/2028	5.000%	45,000	45,715
B&G Foods, Inc.
06/01/2021	4.625%	30,000	30,233
04/01/2025	5.250%	136,000	136,165
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	118,000	125,234

6	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	101,000	97,022
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	25,351
11/01/2026	4.875%	94,000	95,734
MARB BondCo PLC(a)
03/15/2024	7.000%	200,000	200,492
MHP SE(a)
04/02/2020	8.250%	200,000	217,515
05/10/2024	7.750%	200,000	219,679
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	38,000	40,204
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	24,691
08/15/2026	5.000%	117,000	114,466
03/01/2027	5.750%	212,000	212,337
01/15/2028	5.625%	39,000	38,925
Total			1,623,763
Gaming 1.0%
Boyd Gaming Corp.
05/15/2023	6.875%	31,000	32,732
04/01/2026	6.375%	20,000	21,443
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	38,000	37,779
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	74,139
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	132,000	141,240
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	158,751
02/15/2025	6.500%	63,000	70,236
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	81,050
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,409
09/01/2026	4.500%	27,000	26,697
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	78,000	75,948
MGM Resorts International
12/15/2021	6.625%	98,000	106,974
03/15/2023	6.000%	92,000	98,968
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	53,000	54,886
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	28,000	27,815
Scientific Games International, Inc.(a)
01/01/2022	7.000%	66,000	69,677
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	126,000	138,119
Scientific Games International, Inc.(a),(h)
10/15/2025	5.000%	121,000	121,279
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	42,000	41,626
Total			1,401,768
Health Care 1.4%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	32,405
03/01/2024	6.500%	32,000	33,517
Amsurg Corp.
07/15/2022	5.625%	7,000	7,117
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	75,000	76,320
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	38,000	27,027
03/31/2023	6.250%	144,000	133,128
DaVita, Inc.
07/15/2024	5.125%	52,000	52,366
05/01/2025	5.000%	46,000	45,834
Envision Healthcare Corp.(a)
12/01/2024	6.250%	46,000	48,501
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	163,000	173,650
HCA, Inc.
02/15/2020	6.500%	97,000	103,414
02/01/2025	5.375%	137,000	139,988
02/15/2026	5.875%	40,000	41,974
02/15/2027	4.500%	72,000	71,785
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	81,000	82,464
Hologic, Inc.(a)
07/15/2022	5.250%	36,000	37,408
10/15/2025	4.375%	15,000	15,004
02/01/2028	4.625%	31,000	31,000
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	140,000	150,321
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	47,000	48,952
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	42,000	43,455
10/15/2026	5.000%	24,000	24,454
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	76,000	79,280

Columbia Multi-Asset Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,117
11/15/2027	4.625%	48,000	47,795
Tenet Healthcare Corp.
04/01/2021	4.500%	135,000	135,751
06/15/2023	6.750%	26,000	25,638
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	87,000	85,636
05/01/2025	5.125%	71,000	70,058
08/01/2025	7.000%	80,000	78,820
Total			1,955,179
Healthcare Insurance 0.2%
Centene Corp.
02/15/2024	6.125%	126,000	133,814
01/15/2025	4.750%	52,000	52,799
Molina Healthcare, Inc.
11/15/2022	5.375%	16,000	16,633
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	28,000	28,058
WellCare Health Plans, Inc.
04/01/2025	5.250%	92,000	96,205
Total			327,509
Home Construction 0.3%
CalAtlantic Group, Inc.
11/15/2024	5.875%	121,000	132,009
Lennar Corp.
04/30/2024	4.500%	137,000	138,534
Meritage Homes Corp.
04/01/2022	7.000%	72,000	81,179
06/06/2027	5.125%	28,000	27,953
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	59,000	59,875
04/15/2023	5.875%	24,000	25,439
Total			464,989
Independent Energy 1.4%
Callon Petroleum Co.
10/01/2024	6.125%	55,000	57,033
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	93,000	96,049
Centennial Resource Production LLC(a)
01/15/2026	5.375%	29,000	29,453
Continental Resources, Inc.
04/15/2023	4.500%	55,000	55,519
06/01/2024	3.800%	37,000	36,271
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	91,000	91,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
11/01/2024	4.750%	18,000	18,230
05/31/2025	5.375%	105,000	108,871
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	30,000	31,099
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	13,000	13,173
01/30/2028	5.750%	57,000	57,944
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	46,000	49,443
02/01/2026	5.625%	39,000	39,016
Halcon Resources Corp.(a)
02/15/2025	6.750%	52,000	54,797
Laredo Petroleum, Inc.
03/15/2023	6.250%	205,000	212,456
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	32,754
01/15/2025	5.375%	49,000	49,525
08/15/2025	5.250%	72,000	72,684
10/15/2027	5.625%	96,000	98,439
PDC Energy, Inc.
09/15/2024	6.125%	108,000	112,329
PDC Energy, Inc.(a)
05/15/2026	5.750%	27,000	27,576
QEP Resources, Inc.
03/01/2026	5.625%	24,000	24,631
Range Resources Corp.
08/15/2022	5.000%	52,000	52,533
RSP Permian, Inc.
01/15/2025	5.250%	105,000	109,161
SM Energy Co.
06/01/2025	5.625%	19,000	18,829
09/15/2026	6.750%	146,000	152,454
WPX Energy, Inc.
01/15/2022	6.000%	202,000	212,605
09/15/2024	5.250%	38,000	38,426
Total			1,953,279
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	57,000	59,612
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	41,000	41,813
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	39,088
Total			140,513

8	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	35,000	34,868
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	27,000	29,341
Total			64,209
Media and Entertainment 0.6%
Lamar Media Corp.
02/01/2026	5.750%	74,000	78,411
Match Group, Inc.
06/01/2024	6.375%	85,000	92,021
Match Group, Inc.(a)
12/15/2027	5.000%	33,000	33,246
Netflix, Inc.
02/15/2025	5.875%	49,000	52,450
11/15/2026	4.375%	136,000	133,056
Netflix, Inc.(a)
04/15/2028	4.875%	177,000	175,440
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	81,000	81,912
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	73,684
03/15/2025	5.875%	34,000	35,343
Univision Communications, Inc.(a)
02/15/2025	5.125%	55,000	53,351
Total			808,914
Metals and Mining 0.8%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	61,000	65,581
Constellium NV(a)
05/15/2024	5.750%	116,000	118,552
03/01/2025	6.625%	48,000	50,491
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	18,813
11/14/2024	4.550%	166,000	168,687
03/15/2043	5.450%	168,000	172,243
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	51,000	53,623
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	17,000	18,132
01/15/2025	7.625%	53,000	58,283
Novelis Corp.(a)
08/15/2024	6.250%	30,000	31,451
09/30/2026	5.875%	124,000	127,655
Steel Dynamics, Inc.
09/15/2025	4.125%	23,000	22,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.(a)
06/01/2024	8.500%	48,000	54,130
Teck Resources Ltd.
07/15/2041	6.250%	192,000	221,674
Total			1,182,161
Midstream 1.3%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	31,000	32,593
05/01/2024	6.375%	24,000	25,979
01/15/2025	5.250%	126,000	131,995
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	64,000	66,038
Delek Logistics Partners LP(a)
05/15/2025	6.750%	55,000	55,612
Energy Transfer Equity LP
03/15/2023	4.250%	63,000	63,303
06/01/2027	5.500%	261,000	275,339
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	149,655
NGPL PipeCo LLC(a)
08/15/2022	4.375%	25,000	25,318
08/15/2027	4.875%	31,000	31,765
NuStar Logistics LP
04/28/2027	5.625%	58,000	60,636
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	27,000	27,510
02/15/2026	5.500%	47,000	47,917
03/15/2028	5.875%	28,000	28,599
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	22,000	22,493
01/15/2028	5.500%	73,000	72,889
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	31,540
02/01/2027	5.375%	151,000	153,703
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	173,000	171,232
Williams Companies, Inc. (The)
01/15/2023	3.700%	50,000	49,749
06/24/2024	4.550%	229,000	234,842
Total			1,758,707
Oil Field Services 0.2%
Ensco PLC
02/01/2026	7.750%	37,000	36,843
Nabors Industries, Inc.(a)
02/01/2025	5.750%	121,000	118,914
Rowan Companies, Inc.
01/15/2024	4.750%	41,000	37,212

Columbia Multi-Asset Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC(a)
09/15/2024	7.750%	29,000	31,128
Transocean, Inc.(a)
01/15/2026	7.500%	27,000	28,210
Weatherford International Ltd.
06/15/2021	7.750%	44,000	46,573
06/15/2023	8.250%	12,000	12,696
Total			311,576
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	34,120
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	85,000	86,081
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	42,000	43,282
03/15/2027	5.375%	48,000	49,920
Total			93,202
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	39,000	39,402
05/15/2024	7.250%	137,000	147,237
02/15/2025	6.000%	92,000	95,134
Berry Global, Inc.
05/15/2022	5.500%	30,000	30,936
10/15/2022	6.000%	57,000	59,510
07/15/2023	5.125%	116,000	120,233
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	41,000	41,251
Multi-Color Corp.(a)
11/01/2025	4.875%	71,000	71,228
Novolex (a)
01/15/2025	6.875%	23,000	23,668
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	24,000	25,200
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	87,220	88,616
02/15/2021	6.875%	30,462	30,850
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	105,147
Total			878,412
Pharmaceuticals 0.4%
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	37,000	36,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	123,460
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	94,000	100,054
04/15/2025	6.125%	351,000	314,378
11/01/2025	5.500%	50,000	50,384
Total			625,263
Property & Casualty 0.2%
HUB International Ltd.(a)
10/01/2021	7.875%	205,000	213,127
Railroads 0.1%
BNSF Funding Trust I(g)
Junior Subordinated
12/15/2055	6.613%	155,000	178,756
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	135,610
10/15/2025	5.000%	120,000	120,140
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	76,000	77,573
IRB Holding Corp.(a),(i)
02/15/2026	6.750%	29,000	29,317
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	125,000	127,441
06/01/2027	4.750%	4,000	3,965
Total			494,046
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	69,000	71,953
Cencosud SA(a)
02/12/2045	6.625%	200,000	220,596
Dollar Tree, Inc.
03/01/2023	5.750%	80,000	83,595
Group 1 Automotive, Inc.
06/01/2022	5.000%	52,000	53,634
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	5,000	5,144
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	27,337
05/15/2026	4.875%	27,000	27,265
L Brands, Inc.
11/01/2035	6.875%	126,000	129,351
Lithia Motors, Inc.(a)
08/01/2025	5.250%	13,000	13,422

10	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
12/01/2024	5.375%	92,000	93,621
Total			725,918
Technology 1.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	23,000	23,918
Camelot Finance SA(a)
10/15/2024	7.875%	43,000	46,173
CDK Global, Inc.(a)
06/01/2027	4.875%	28,000	28,107
Equinix, Inc.
01/01/2022	5.375%	120,000	124,796
01/15/2026	5.875%	121,000	128,469
05/15/2027	5.375%	123,000	129,075
First Data Corp.(a)
08/15/2023	5.375%	60,000	62,003
12/01/2023	7.000%	129,000	136,075
01/15/2024	5.000%	48,000	49,247
01/15/2024	5.750%	183,000	189,517
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	137,443
Informatica LLC(a)
07/15/2023	7.125%	41,000	42,211
Iron Mountain, Inc.(a)
09/15/2027	4.875%	46,000	44,087
03/15/2028	5.250%	59,000	57,358
Microsemi Corp.(a)
04/15/2023	9.125%	49,000	54,991
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	72,748
08/15/2025	5.750%	35,000	37,060
08/01/2026	4.750%	37,000	37,722
PTC, Inc.
05/15/2024	6.000%	72,000	76,479
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	80,000	80,235
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	85,000	91,928
Symantec Corp.(a)
04/15/2025	5.000%	133,000	135,430
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	80,000	81,787
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	34,000	33,709
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/2023	4.625%	104,000	106,446
07/15/2027	4.750%	83,000	83,836
Total			2,090,850
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	101,000	99,251
Hertz Corp. (The)(a)
06/01/2022	7.625%	70,000	73,228
Total			172,479
Wireless 1.3%
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%	200,000	210,706
SBA Communications Corp.
09/01/2024	4.875%	322,000	321,150
SFR Group SA(a)
05/01/2026	7.375%	310,000	305,393
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	168,665
Sprint Corp.
06/15/2024	7.125%	250,000	253,235
02/15/2025	7.625%	73,000	75,720
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	92,545
01/15/2026	6.500%	145,000	157,134
02/01/2026	4.500%	50,000	50,216
02/01/2028	4.750%	62,000	62,231
Wind Tre SpA(a)
01/20/2026	5.000%	80,000	72,765
Total			1,769,760
Wirelines 0.7%
CenturyLink, Inc.
03/15/2022	5.800%	29,000	28,301
04/01/2025	5.625%	189,000	175,239
Frontier Communications Corp.
01/15/2023	7.125%	179,000	121,746
Level 3 Financing, Inc.
08/15/2022	5.375%	100,000	101,338
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	213,731
Telecom Italia Capital SA
09/30/2034	6.000%	75,000	83,567
Telecom Italia SpA(a)
05/30/2024	5.303%	51,000	54,038

Columbia Multi-Asset Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	143,000	145,267
Total			923,227
Total Corporate Bonds & Notes (Cost $29,821,933)			30,452,737

Equity-Linked Notes 20.1%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a),(j)
(linked to a basket of common stocks)
04/04/2018	12.530%	4,486	4,363,894
Barclays Bank PLC(a)
(linked to common stock of Graphic Packaging Holding Co.)
05/04/2018	7.100%	6,520	105,168
Credit Suisse AG(a),(j)
(linked to a basket of common stocks)
08/06/2018	14.860%	4,666	4,632,405
Deutsche Bank AG(a),(j)
(linked to a basket of common stocks)
05/04/2018	12.800%	4,508	4,574,518
Deutsche Bank AG(a)
(linked to common stock of Delta Air Lines, Inc.)
05/02/2018	11.180%	1,941	108,793
HSBC Bank U.S.A. NA(j)
(linked to a basket of common stocks)
06/11/2018	14.130%	5,196	5,228,436
JPMorgan Chase Bank NA(j)
(linked to a basket of common stocks)
03/06/2018	12.730%	4,468	4,372,789
Societe Generale SA(j)
(linked to a basket of common stocks)
07/12/2018	13.700%	4,618	4,573,077
Total Equity-Linked Notes (Cost $28,158,344)			27,959,080

Exchange-Traded Funds 15.6%
	Shares	Value ($)
Global X SuperDividend ETF	96,516	2,138,795
iShares US Preferred Stock ETF	44,500	1,674,090
PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	116,091	4,922,258
SPDR Blackstone/GSO Senior Loan ETF	121,414	5,785,377
SPDR Bloomberg Barclays Convertible Securities ETF	79,714	4,236,799
SPDR Portfolio Long Term Corporate Bond ETF	103,002	2,913,927
Total Exchange-Traded Funds (Cost $21,024,935)		21,671,246
Foreign Government Obligations(k) 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.8%
Argentine Republic Government International Bond
04/22/2021	6.875%	200,000	213,383
Autonomous City of Buenos Aires Argentina(a)
06/01/2027	7.500%	250,000	268,002
Provincia de Buenos Aires(a)
03/16/2024	9.125%	295,000	333,923
06/15/2027	7.875%	200,000	213,084
Provincia de Cordoba(a)
06/10/2021	7.125%	150,000	159,703
Total			1,188,095
Brazil 0.9%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	444,839
01/07/2041	5.625%	650,000	655,320
Petrobras Global Finance BV(a)
01/27/2025	5.299%	222,000	223,593
Total			1,323,752
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	57,000	57,367
06/01/2027	5.250%	28,000	27,933
Total			85,300
China 0.3%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	400,000	393,265
Colombia 0.5%
Ecopetrol SA
01/16/2025	4.125%	100,000	100,144
06/26/2026	5.375%	200,000	214,658
09/18/2043	7.375%	260,000	322,253
Total			637,055
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/2045	7.158%	200,000	213,634
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	439,715
Dominican Republic 0.8%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	159,215
02/01/2023	7.000%	150,000	159,215

12	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	453,381
04/20/2027	8.625%	300,000	360,531
Total			1,132,342
Ecuador 0.2%
Ecuador Government International Bond(a)
10/23/2027	8.875%	200,000	217,768
Egypt 0.4%
Egypt Government International Bond(a)
01/31/2022	6.125%	200,000	211,936
01/31/2027	7.500%	300,000	335,867
Total			547,803
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%	120,000	123,086
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	202,585
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%	200,000	271,903
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%	200,000	225,486
01/19/2027	6.250%	200,000	215,669
Total			441,155
Hungary 0.3%
Hungary Government International Bond
03/29/2041	7.625%	100,000	152,979
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	215,801
Total			368,780
Indonesia 1.1%
PT Pertamina Persero(a)
05/03/2022	4.875%	400,000	422,505
05/27/2041	6.500%	500,000	599,993
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%	500,000	537,774
Total			1,560,272
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	200,000	212,621
06/15/2033	6.125%	200,000	205,333
Total			417,954
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%	200,000	255,013
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%	100,000	102,569
Total			357,582
Mexico 1.3%
Petroleos Mexicanos
06/02/2041	6.500%	1,800,000	1,857,089
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%	300,000	302,411
Pakistan 0.2%
Pakistan Government International Bond(a)
04/15/2024	8.250%	200,000	221,652
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	200,000	203,087
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	208,725
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	419,873
Total			831,685
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	213,198
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%	200,000	204,830
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	250,000	268,209
08/14/2019	9.750%	100,000	107,283
Total			375,492

Columbia Multi-Asset Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.7%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	302,751
Turkey Government International Bond
03/25/2027	6.000%	200,000	210,566
03/17/2036	6.875%	400,000	441,743
Total			955,060
Venezuela 0.2%
Petroleos de Venezuela SA(a)
05/16/2024	6.000%	1,329,556	295,826
11/15/2026	6.000%	120,724	26,388
Total			322,214
Total Foreign Government Obligations (Cost $14,845,585)			15,205,677

Limited Partnerships —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Energy Transfer Partners LP	50	1,002
Enterprise Products Partners LP	50	1,381
MPLX LP	50	1,860
Phillips 66 Partners LP	50	2,632
Total		6,875
Total Energy		6,875
Total Limited Partnerships (Cost $6,067)		6,875

Residential Mortgage-Backed Securities - Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.391%	2,266,248	422,930
Federal Home Loan Mortgage Corp.(l)
CMO Series 4098 Class AI
05/15/2039	3.500%	2,233,618	234,027
CMO Series 4121 Class IA
01/15/2041	3.500%	1,480,937	189,351
Federal National Mortgage Association(l)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	294,825	39,156
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(l)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.339%	1,403,592	266,252
Federal National Mortgage Association(e),(l)
CMO Series 2016-62 Class AS
09/25/2046	1.700%	2,952,845	123,290
Total Residential Mortgage-Backed Securities - Agency (Cost $1,540,046)			1,275,006

Residential Mortgage-Backed Securities - Non-Agency 5.9%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	240,374	240,429
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	484,536
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	49,249	48,974
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	99,230	99,238
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	430,281	430,212
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	90,426	90,434
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	470,346	470,736
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2013-11 Class 3A3
09/25/2034	3.504%	182,858	178,183
CMO Series 2014-C Class A
02/25/2054	3.250%	819,569	808,652
CMO Series 2015-A Class B3
06/25/2058	4.500%	234,967	216,489
Citigroup Mortgage Loan Trust, Inc.(a),(l)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	4,834,061	114,524
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	162,930	163,697
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	172,239	175,111

14	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	67,828	67,641
GCAT LLC(a)
CMO Series 2017-3 Class A1
04/25/2047	3.352%	287,520	287,738
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	470,889
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	951,078	951,072
Oaktown Re Ltd.(a),(b),(d)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.811%	303,939	304,699
PNMAC GMSR Issuer Trust(a),(b),(d)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.561%	400,000	401,000
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	500,000	484,227
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	204,647	204,286
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	250,000	249,950
RBSSP Resecuritization Trust(a),(e)
CMO Series 2010-1 Class 3A2
08/26/2035	3.551%	250,000	251,628
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	88,504	88,648
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A3
11/25/2047	2.825%	460,890	460,834
Verus Securitization Trust(a),(d)
CMO Series 2018-1 Class A2
02/25/2048	3.031%	500,000	500,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,274,515)			8,243,827

Senior Loans 0.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.555%	97,615	91,514
Technology 0.1%
Ascend Learning LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.573%	10,973	11,014
DigiCert, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	59,000	59,944
Hyland Software, Inc.(b),(m)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.823%	13,729	13,814
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	34,586	34,763
Total			119,535
Total Senior Loans (Cost $214,450)			211,049

U.S. Treasury Obligations 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2029	5.250%	151,000	187,259
02/15/2031	5.375%	24,000	30,929
02/15/2036	4.500%	57,000	70,815
02/15/2038	4.375%	30,000	37,035
02/15/2039	3.500%	236,000	259,935
11/15/2039	4.375%	284,000	353,275
02/15/2041	4.750%	23,000	30,206
08/15/2042	2.750%	527,000	512,329
05/15/2043	2.875%	361,000	358,369
05/15/2044	3.375%	419,000	453,723
08/15/2044	3.125%	163,000	169,010
11/15/2044	3.000%	163,000	165,236
02/15/2045	2.500%	94,000	86,407
02/15/2046	2.500%	840,000	769,630
08/15/2046	2.250%	67,000	58,094
11/15/2046	2.875%	20,000	19,750
02/15/2047	3.000%	65,000	65,788
05/15/2047	3.000%	37,000	37,425

Columbia Multi-Asset Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2047	2.750%	91,000	87,551
Total U.S. Treasury Obligations (Cost $4,049,090)			3,752,766

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(n),(o)	9,512,936	9,512,936
Total Money Market Funds (Cost $9,512,575)		9,512,936
Total Investments (Cost: $135,751,334)		137,916,170
Other Assets & Liabilities, Net		1,450,510
Net Assets		139,366,680
At January 31, 2018, securities and/or cash totaling $845,700 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	159	03/2018	USD	22,465,110	1,548,663	—
U.S. Treasury 10-Year Note	45	03/2018	USD	5,510,150	—	(128,637)
Total					1,548,663	(128,637)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 28	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	5,092,500	32,811	(6,083)	197,854	—	—	(171,126)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $55,396,429, which represents 39.75% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $500,895, which represents 0.36% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(f)	Non-income producing investment.
(g)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(h)	Represents a security purchased on a forward commitment basis.
16	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Represents a security purchased on a when-issued basis.
(j)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(n)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	7,735,482	64,114,609	(62,337,155)	9,512,936	(942)	203	70,716	9,512,936
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Columbia Multi-Asset Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	3,373,107	1,000,895	—	4,374,002
Commercial Mortgage-Backed Securities - Non-Agency	—	1,151,736	—	—	1,151,736
Common Stocks
Consumer Discretionary	771,859	—	—	—	771,859
Consumer Staples	969,643	279,479	—	—	1,249,122
Energy	1,120,235	458,974	—	—	1,579,209
Financials	993,867	—	—	—	993,867
Health Care	723,997	—	—	—	723,997
Industrials	398,272	258,961	—	—	657,233
Information Technology	1,439,110	75,764	—	—	1,514,874
Materials	463,012	49,960	—	—	512,972
Real Estate	4,294,507	—	—	—	4,294,507
Telecommunication Services	799,056	101,479	—	—	900,535
Utilities	675,672	94,643	—	—	770,315
Total Common Stocks	12,649,230	1,319,260	—	—	13,968,490
Convertible Preferred Stocks
Health Care	65,982	—	—	—	65,982
Utilities	64,761	—	—	—	64,761
Total Convertible Preferred Stocks	130,743	—	—	—	130,743
Corporate Bonds & Notes	—	30,452,737	—	—	30,452,737
Equity-Linked Notes	—	27,959,080	—	—	27,959,080
Exchange-Traded Funds	21,671,246	—	—	—	21,671,246
Foreign Government Obligations	—	15,205,677	—	—	15,205,677
18	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Limited Partnerships
Energy	6,875	—	—	—	6,875
Residential Mortgage-Backed Securities - Agency	—	1,275,006	—	—	1,275,006
Residential Mortgage-Backed Securities - Non-Agency	—	6,788,178	1,455,649	—	8,243,827
Senior Loans	—	211,049	—	—	211,049
U.S. Treasury Obligations	3,752,766	—	—	—	3,752,766
Money Market Funds	—	—	—	9,512,936	9,512,936
Total Investments	38,210,860	87,735,830	2,456,544	9,512,936	137,916,170
Derivatives
Asset
Futures Contracts	1,548,663	—	—	—	1,548,663
Liability
Futures Contracts	(128,637)	—	—	—	(128,637)
Swap Contracts	—	(171,126)	—	—	(171,126)
Total	39,630,886	87,564,704	2,456,544	9,512,936	139,165,070
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2018 ($)
Asset-Backed Securities — Non-Agency	–	–	–	903	999,992	–	–	–	1,000,895
Residential Mortgage-Backed Securities — Non-Agency	745,294	–	–	1,715	1,149,995	(196,061)	–	(245,294)	1,455,649
Total	745,294	–	–	2,618	2,149,987	(196,061)	–	(245,294)	2,456,544
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2018 was $2,618, which is comprised of Asset-Backed Securities — Non-Agency of $903 and Residential Mortgage-Backed Securities — Non-Agency of $1,715.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Multi-Asset Income Fund | Quarterly Report 2018	19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2018